AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 85.4%
Affiliated Mutual Funds — 29.1%
Domestic Equity — 11.8%
AST ClearBridge Dividend Growth Portfolio*	946,699	$31,335,736
AST Large-Cap Growth Portfolio*	9,546,196	788,229,382
AST Large-Cap Value Portfolio*	6,345,212	326,905,312
AST Small-Cap Growth Portfolio*	1,830,882	141,398,987
AST Small-Cap Value Portfolio*	3,641,527	143,621,806
		1,431,491,223
Fixed Income — 17.1%
AST High Yield Portfolio*	3,854,225	47,445,508
AST PGIM Fixed Income Central Portfolio*	188,099,452	2,014,545,127
		2,061,990,635
International Equity — 0.2%
AST Emerging Markets Equity Portfolio*	1,980,335	18,575,539

Total Affiliated Mutual Funds (cost $3,119,241,160)(wa)		3,512,057,397
Common Stocks — 40.6%
Aerospace & Defense — 0.8%
Airbus SE (France)	29,353	5,407,668
Airbus SE (France), ADR	13,907	641,947
Axon Enterprise, Inc.*	1,175	367,634
BAE Systems PLC (United Kingdom)	215,447	3,672,386
Boeing Co. (The)*	53,344	10,294,858
Curtiss-Wright Corp.	24,800	6,347,312
Dassault Aviation SA (France)	1,562	343,906
General Dynamics Corp.	21,474	6,066,190
Howmet Aerospace, Inc.	142,655	9,761,882
Huntington Ingalls Industries, Inc.	755	220,060
Kongsberg Gruppen ASA (Norway)	31,515	2,176,045
L3Harris Technologies, Inc.	19,562	4,168,662
Lockheed Martin Corp.	4,100	1,864,967
Melrose Industries PLC (United Kingdom)	95,624	811,934
MTU Aero Engines AG (Germany)	8,256	2,093,938
Northrop Grumman Corp.	35,252	16,873,722
Rheinmetall AG (Germany)	4,262	2,397,040
Rolls-Royce Holdings PLC (United Kingdom)*	1,089,907	5,864,099
RTX Corp.	68,825	6,712,502
Saab AB (Sweden) (Class B Stock)	12,572	1,118,316
Safran SA (France)	38,182	8,647,143
Singapore Technologies Engineering Ltd. (Singapore)	134,000	398,958
Textron, Inc.	3,776	362,232
Thales SA (France)	5,824	992,878
TransDigm Group, Inc.	1,011	1,245,148
Woodward, Inc.	5,300	816,836
		99,668,263
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	2,158	164,310
Deutsche Post AG (Germany)	43,979	1,895,380
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Expeditors International of Washington, Inc.(a)	2,679	$325,686
FedEx Corp.	38,017	11,015,046
Nippon Express Holdings, Inc. (Japan)	9,000	459,406
Sankyu, Inc. (Japan)	20,300	698,685
United Parcel Service, Inc. (Class B Stock)(a)	39,316	5,843,537
Yamato Holdings Co. Ltd. (Japan)	19,100	274,897
		20,676,947
Automobile Components — 0.1%
Aptiv PLC*	48,305	3,847,493
BorgWarner, Inc.(a)	4,405	153,030
Cie Generale des Etablissements Michelin SCA (France)	127,964	4,904,012
Denso Corp. (Japan)	129,800	2,485,887
Koito Manufacturing Co. Ltd. (Japan)	56,000	754,860
Sumitomo Electric Industries Ltd. (Japan)	70,700	1,095,520
		13,240,802
Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	27,817	3,209,494
BYD Co. Ltd. (China) (Class H Stock)	69,899	1,789,768
Ferrari NV (Italy)	19,447	8,479,582
Ford Motor Co.	702,797	9,333,144
General Motors Co.	123,418	5,597,006
Honda Motor Co. Ltd. (Japan)	135,500	1,676,635
Kia Corp. (South Korea)	4,901	407,318
Mahindra & Mahindra Ltd. (India)	86,540	1,999,191
Mazda Motor Corp. (Japan)	84,100	974,686
Mercedes-Benz Group AG (Germany)	44,842	3,571,079
Nissan Motor Co. Ltd. (Japan)	61,200	242,504
Stellantis NV	189,700	5,389,196
Subaru Corp. (Japan)	116,700	2,643,005
Tesla, Inc.*	150,659	26,484,346
Toyota Motor Corp. (Japan)	501,200	12,667,815
Volkswagen AG (Germany)	1,872	285,963
Volvo Car AB (Sweden) (Class B Stock)*	270,104	1,022,610
		85,773,342
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	187,786	3,213,441
AIB Group PLC (Ireland)	55,665	282,580
ANZ Group Holdings Ltd. (Australia)	162,831	3,120,837
Banca Monte dei Paschi di Siena SpA (Italy)*	84,239	382,049
Banco Bilbao Vizcaya Argentaria SA (Spain)	451,090	5,371,805
Banco BPM SpA (Italy)	30,290	201,528
Banco Santander SA (Spain)	1,034,429	5,052,598
Bangkok Bank PCL (Thailand)	159,200	606,964
Bank Central Asia Tbk PT (Indonesia)	3,915,619	2,490,090
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Bank Mandiri Persero Tbk PT (Indonesia)	2,681,051	$1,219,860
Bank of America Corp.	749,076	28,404,962
Bank of China Ltd. (China) (Class H Stock)	959,000	393,200
Bank of Ireland Group PLC (Ireland)	51,621	526,796
Barclays PLC (United Kingdom)	1,000,979	2,319,917
BNP Paribas SA (France)	53,748	3,826,583
BOC Hong Kong Holdings Ltd. (China)	602,000	1,614,136
CaixaBank SA (Spain)(a)	289,422	1,404,443
China Construction Bank Corp. (China) (Class H Stock)	1,868,000	1,127,288
Citigroup, Inc.	116,102	7,342,291
Citizens Financial Group, Inc.	159,393	5,784,372
Comerica, Inc.	2,409	132,471
Commerzbank AG (Germany)	15,497	212,994
Commonwealth Bank of Australia (Australia)	76,206	5,977,558
Credicorp Ltd. (Peru)	6,398	1,084,013
Credit Agricole SA (France)	119,145	1,777,397
Danske Bank A/S (Denmark)	93,095	2,794,379
DBS Group Holdings Ltd. (Singapore)	137,500	3,669,575
DNB Bank ASA (Norway)	24,919	495,329
East West Bancorp, Inc.(a)	21,313	1,686,071
Emirates NBD Bank PJSC (United Arab Emirates)	80,903	381,216
Erste Group Bank AG (Austria)	67,073	2,989,291
Fifth Third Bancorp	12,974	482,763
Hana Financial Group, Inc. (South Korea)	7,866	344,356
Hang Seng Bank Ltd. (Hong Kong)	16,000	175,387
HSBC Holdings PLC (United Kingdom)	854,102	6,676,366
Huntington Bancshares, Inc.	27,070	377,627
IndusInd Bank Ltd. (India)	20,447	382,268
ING Groep NV (Netherlands)	148,318	2,441,802
Intesa Sanpaolo SpA (Italy)	1,314,334	4,771,739
JPMorgan Chase & Co.	225,353	45,138,206
KB Financial Group, Inc. (South Korea)	19,254	1,006,166
KBC Group NV (Belgium)	2,490	186,681
KeyCorp	18,115	286,398
Lloyds Banking Group PLC (United Kingdom)	2,253,974	1,474,092
M&T Bank Corp.	3,312	481,697
Mitsubishi UFJ Financial Group, Inc. (Japan)	663,400	6,749,500
Mizuho Financial Group, Inc. (Japan)	36,600	723,776
National Australia Bank Ltd. (Australia)	229,815	5,203,491
National Bank of Greece SA (Greece)*	81,600	638,294
NatWest Group PLC (United Kingdom)	442,505	1,482,101
Nedbank Group Ltd. (South Africa)(a)	48,111	580,439
Nordea Bank Abp (Finland)	262,763	2,970,454
NU Holdings Ltd. (Brazil) (Class A Stock)*	616,440	7,354,129
OTP Bank Nyrt (Hungary)	7,219	332,310
Oversea-Chinese Banking Corp. Ltd. (Singapore)	285,400	2,851,680
Pinnacle Financial Partners, Inc.	8,118	697,174
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	65,846	$10,640,714
Popular, Inc. (Puerto Rico)	32,000	2,818,880
Regions Financial Corp.(a)	17,121	360,226
Sberbank of Russia PJSC (Russia)^	192,384	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	125,733	1,703,373
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,100	1,876,974
Svenska Handelsbanken AB (Sweden) (Class A Stock)	108,674	1,098,693
Swedbank AB (Sweden) (Class A Stock)(a)	87,057	1,727,885
Truist Financial Corp.	305,408	11,904,804
U.S. Bancorp	202,681	9,059,841
UniCredit SpA (Italy)	182,017	6,912,879
United Overseas Bank Ltd. (Singapore)	79,000	1,717,463
Wells Fargo & Co.	514,073	29,795,671
Westpac Banking Corp. (Australia)	217,620	3,701,317
		273,013,650
Beverages — 0.5%
Ambev SA (Brazil)	209,600	523,227
Anheuser-Busch InBev SA/NV (Belgium)	22,753	1,385,066
Asahi Group Holdings Ltd. (Japan)	31,500	1,156,676
Brown-Forman Corp. (Class B Stock)	3,382	174,579
Carlsberg A/S (Denmark) (Class B Stock)	9,918	1,358,222
Coca-Cola Co. (The)	358,451	21,930,032
Coca-Cola Europacific Partners PLC (United Kingdom)	13,600	951,320
Coca-Cola HBC AG (Italy)*	44,595	1,409,215
Constellation Brands, Inc. (Class A Stock)	2,993	813,378
Diageo PLC (United Kingdom)	89,814	3,323,317
Heineken Holding NV (Netherlands)	2,440	196,918
Keurig Dr. Pepper, Inc.	229,429	7,036,587
Kirin Holdings Co. Ltd. (Japan)	90,600	1,259,912
Molson Coors Beverage Co. (Class B Stock)	3,453	232,214
Monster Beverage Corp.*	13,541	802,711
PepsiCo, Inc.	73,047	12,783,955
Pernod Ricard SA (France)	2,332	377,514
Varun Beverages Ltd. (India)	65,860	1,106,878
		56,821,721
Biotechnology — 0.7%
AbbVie, Inc.	214,375	39,037,687
Amgen, Inc.	41,043	11,669,346
Biogen, Inc.*	8,185	1,764,932
BioMarin Pharmaceutical, Inc.*	8,800	768,592
CSL Ltd.	25,837	4,847,733
Exelixis, Inc.*	25,100	595,623
Genmab A/S (Denmark)*	1,006	301,628
Gilead Sciences, Inc.	22,896	1,677,132
Incyte Corp.*	83,218	4,740,929

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Moderna, Inc.*(a)	6,170	$657,475
Neurocrine Biosciences, Inc.*	11,900	1,641,248
Regeneron Pharmaceuticals, Inc.*	7,862	7,567,096
Swedish Orphan Biovitrum AB (Sweden)*	19,181	478,760
United Therapeutics Corp.*	26,200	6,018,664
Vertex Pharmaceuticals, Inc.*	14,388	6,014,328
		87,781,173
Broadline Retail — 1.3%
Alibaba Group Holding Ltd. (China)	134,100	1,212,644
Amazon.com, Inc.*	711,300	128,304,294
B&M European Value Retail SA (United Kingdom)	151,868	1,046,954
Dollarama, Inc. (Canada)	16,804	1,280,133
eBay, Inc.	23,227	1,225,921
Etsy, Inc.*	2,249	154,551
MercadoLibre, Inc. (Brazil)*	3,323	5,024,243
Next PLC (United Kingdom)	29,923	3,487,959
Pan Pacific International Holdings Corp. (Japan)	15,200	402,826
PDD Holdings, Inc. (China), ADR*	17,841	2,074,016
Prosus NV (China)*	91,791	2,873,095
Rakuten Group, Inc. (Japan)*	110,200	625,507
Wesfarmers Ltd. (Australia)	60,779	2,709,216
		150,421,359
Building Products — 0.3%
A.O. Smith Corp.	2,320	207,547
AGC, Inc. (Japan)	22,000	798,212
Allegion PLC	1,527	205,702
Armstrong World Industries, Inc.	11,800	1,465,796
Assa Abloy AB (Sweden) (Class B Stock)	47,311	1,357,745
AZEK Co., Inc. (The)*	151,071	7,586,786
Builders FirstSource, Inc.*	2,168	452,136
Carlisle Cos., Inc.	1,800	705,330
Carrier Global Corp.	76,086	4,422,879
Cie de Saint-Gobain SA (France)	62,669	4,863,978
Daikin Industries Ltd. (Japan)	2,500	341,352
Johnson Controls International PLC	36,240	2,367,197
Kingspan Group PLC (Ireland)	4,824	439,353
Masco Corp.	19,209	1,515,206
Owens Corning	40,200	6,705,360
ROCKWOOL A/S (Denmark) (Class B Stock)	2,963	974,903
Trane Technologies PLC	15,552	4,668,710
		39,078,192
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	122,077	4,328,535
abrdn PLC (United Kingdom)	92,720	165,169
Ameriprise Financial, Inc.	12,246	5,369,136
Amundi SA (France), 144A	15,276	1,049,260
Ares Management Corp. (Class A Stock)	4,300	571,814
Bank of New York Mellon Corp. (The)	143,755	8,283,163
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
BlackRock, Inc.(a)	21,244	$17,711,123
Blackstone, Inc.	25,944	3,408,263
Brookfield Corp. (Canada)	35,396	1,481,116
Cboe Global Markets, Inc.	1,906	350,189
Charles Schwab Corp. (The)	87,144	6,303,997
CME Group, Inc.	18,412	3,963,919
Deutsche Bank AG (Germany)	195,864	3,084,909
Deutsche Boerse AG (Germany)	11,148	2,282,998
Evercore, Inc. (Class A Stock)	7,800	1,502,202
FactSet Research Systems, Inc.(a)	755	343,064
Franklin Resources, Inc.(a)	5,344	150,220
Goldman Sachs Group, Inc. (The)	41,285	17,244,332
Hargreaves Lansdown PLC (United Kingdom)	43,318	402,037
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	52,310	1,524,223
Houlihan Lokey, Inc.	5,378	689,406
IG Group Holdings PLC (United Kingdom)	92,770	855,961
Intercontinental Exchange, Inc.	46,323	6,366,170
Invesco Ltd.	7,935	131,642
Janus Henderson Group PLC	76,400	2,512,796
Japan Exchange Group, Inc. (Japan)	8,400	227,518
Julius Baer Group Ltd. (Switzerland)	9,653	559,858
London Stock Exchange Group PLC (United Kingdom)	4,266	510,444
Macquarie Group Ltd. (Australia)	19,568	2,545,358
MarketAxess Holdings, Inc.	574	125,850
Moody’s Corp.(a)	4,620	1,815,799
Morgan Stanley	117,008	11,017,473
MSCI, Inc.	13,956	7,821,640
Nasdaq, Inc.	6,851	432,298
Nomura Holdings, Inc. (Japan)	34,600	221,458
Northern Trust Corp.	3,831	340,653
Partners Group Holding AG (Switzerland)	346	494,256
Raymond James Financial, Inc.	24,098	3,094,665
S&P Global, Inc.	32,723	13,922,000
St. James’s Place PLC (United Kingdom)	126,504	742,158
State Street Corp.	5,625	434,925
T. Rowe Price Group, Inc.	33,219	4,050,061
UBS Group AG (Switzerland)	240,629	7,409,191
Virtu Financial, Inc. (Class A Stock)	146,000	2,995,920
XP, Inc. (Brazil) (Class A Stock)	55,155	1,415,277
		150,252,446
Chemicals — 0.6%
Air Liquide SA (France)	20,706	4,307,856
Air Products & Chemicals, Inc.	20,399	4,942,066
Akzo Nobel NV (Netherlands)	16,787	1,254,283
Albemarle Corp.(a)	2,158	284,295
BASF SE (Germany)	12,118	692,470
Celanese Corp.(a)	1,871	321,550
CF Industries Holdings, Inc.	3,614	300,721
Corteva, Inc.	12,930	745,673
Dow, Inc.(a)	68,093	3,944,627

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
DuPont de Nemours, Inc.(a)	23,657	$1,813,782
Eastman Chemical Co.	2,158	216,275
Ecolab, Inc.	14,713	3,397,232
FMC Corp.	2,465	157,021
Givaudan SA (Switzerland)	284	1,264,294
ICL Group Ltd. (Israel)	53,600	284,071
International Flavors & Fragrances, Inc.	4,749	408,367
Linde PLC	37,165	17,256,453
LyondellBasell Industries NV (Class A Stock)	4,749	485,728
Mitsubishi Chemical Group Corp. (Japan)	40,800	248,646
Mosaic Co. (The)	6,186	200,798
Nippon Sanso Holdings Corp. (Japan)	18,200	571,038
Nitto Denko Corp. (Japan)	24,700	2,258,617
Nutrien Ltd. (Canada)	15,889	863,218
Orica Ltd. (Australia)	72,270	859,605
PPG Industries, Inc.	98,258	14,237,584
Sherwin-Williams Co. (The)	26,171	9,089,973
Shin-Etsu Chemical Co. Ltd. (Japan)	65,100	2,855,413
Sika AG (Switzerland)	979	291,302
Solvay SA (Belgium)	6,858	187,166
Syensqo SA (Belgium)*	6,490	614,963
Yara International ASA (Brazil)	20,955	664,464
		75,019,551
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	346,584	3,647,487
Cintas Corp.	2,682	1,842,614
Copart, Inc.*	16,227	939,868
Dai Nippon Printing Co. Ltd. (Japan)	6,000	183,754
Pluxee NV (Netherlands)*	15,042	444,649
Republic Services, Inc.	16,772	3,210,832
Rollins, Inc.(a)	5,384	249,118
Serco Group PLC (United Kingdom)	290,262	694,969
Veralto Corp.	4,089	362,531
Vestis Corp.	32,500	626,275
Waste Management, Inc.	42,190	8,992,798
		21,194,895
Communications Equipment — 0.2%
Arista Networks, Inc.*	32,352	9,381,433
Cisco Systems, Inc.	290,521	14,499,903
F5, Inc.*	1,079	204,568
Juniper Networks, Inc.	6,170	228,660
Motorola Solutions, Inc.	3,040	1,079,139
Nokia OYJ (Finland)	458,744	1,627,668
		27,021,371
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	29,002	1,214,558
Eiffage SA (France)	21,225	2,408,873
Ferrovial SE	12,044	476,844
Quanta Services, Inc.	6,165	1,601,667
Skanska AB (Sweden) (Class B Stock)	21,750	387,336
Taisei Corp. (Japan)	12,900	470,193
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
Vinci SA (France)	42,579	$5,464,106
		12,023,577
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	128,000	265,429
Cemex SAB de CV (Mexico), UTS*	560,564	505,266
CRH PLC	47,177	4,071,848
Heidelberg Materials AG (Germany)	31,062	3,419,348
Holcim AG*	41,352	3,746,358
James Hardie Industries PLC, CDI*	114,672	4,609,059
Martin Marietta Materials, Inc.(a)	3,710	2,277,717
Vulcan Materials Co.	44,727	12,206,893
		31,101,918
Consumer Finance — 0.2%
Ally Financial, Inc.	110,622	4,490,147
American Express Co.	51,561	11,739,924
Capital One Financial Corp.	15,686	2,335,489
Discover Financial Services	4,493	588,987
Synchrony Financial	77,552	3,344,042
		22,498,589
Consumer Staples Distribution & Retail — 0.6%
Carrefour SA (France)	91,731	1,573,584
Coles Group Ltd. (Australia)	125,367	1,383,955
Costco Wholesale Corp.	22,464	16,457,800
Dino Polska SA (Poland), 144A*	6,369	617,871
Dollar General Corp.	4,029	628,766
Dollar Tree, Inc.*	11,541	1,536,684
Endeavour Group Ltd. (Australia)	56,640	203,362
J Sainsbury PLC (United Kingdom)	69,780	238,260
Kesko OYJ (Finland) (Class B Stock)	19,886	371,749
Koninklijke Ahold Delhaize NV (Netherlands)	87,956	2,631,802
Kroger Co. (The)	33,630	1,921,282
Loblaw Cos. Ltd. (Canada)	7,124	789,423
Performance Food Group Co.*	14,550	1,086,012
Sugi Holdings Co. Ltd. (Japan)	43,600	744,586
Sysco Corp.	34,235	2,779,197
Target Corp.	68,053	12,059,672
Tesco PLC (United Kingdom)	1,386,139	5,191,746
Walgreens Boots Alliance, Inc.	89,363	1,938,283
Wal-Mart de Mexico SAB de CV (Mexico)	143,784	578,858
Walmart, Inc.	367,496	22,112,234
		74,845,126
Containers & Packaging — 0.1%
Amcor PLC(a)	27,551	262,010
Avery Dennison Corp.	5,013	1,119,152
Ball Corp.	6,098	410,761
Crown Holdings, Inc.	44,462	3,524,058
International Paper Co.	6,473	252,577
Packaging Corp. of America	1,654	313,896
Smurfit Kappa Group PLC (Ireland)	31,215	1,423,275

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Containers & Packaging (cont’d.)
Transcontinental, Inc. (Canada) (Class A Stock)	28,485	$309,338
Westrock Co.	4,803	237,508
		7,852,575
Distributors — 0.1%
Genuine Parts Co.	30,081	4,660,449
LKQ Corp.	5,055	269,988
Pool Corp.(a)	702	283,257
		5,213,694
Diversified Consumer Services — 0.0%
Service Corp. International	16,180	1,200,718
Diversified REITs — 0.0%
GPT Group (The) (Australia)	383,009	1,139,841
KDX Realty Investment Corp. (Japan)	1,594	1,694,251
Nomura Real Estate Master Fund, Inc. (Japan)	180	177,990
Stockland (Australia)	314,806	994,748
		4,006,830
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	741,117	13,043,659
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	469,333	603,083
BT Group PLC (United Kingdom)	1,014,530	1,404,070
Deutsche Telekom AG (Germany)	160,352	3,892,466
Hellenic Telecommunications Organization SA (Greece)	44,592	657,477
HKT Trust & HKT Ltd. (Hong Kong), UTS	418,000	487,718
Koninklijke KPN NV (Netherlands)	512,299	1,916,207
Nippon Telegraph & Telephone Corp. (Japan)	1,732,900	2,064,063
Orange SA (France)	87,213	1,025,626
Proximus SADP (Belgium)	149,095	1,205,772
Telefonica SA (Spain)	114,891	507,388
Telkom Indonesia Persero Tbk PT (Indonesia)	4,295,900	944,864
Verizon Communications, Inc.	352,369	14,785,403
		42,537,796
Electric Utilities — 0.6%
Alliant Energy Corp.	4,713	237,535
American Electric Power Co., Inc.	9,642	830,176
BKW AG (Switzerland)	1,134	174,256
Chubu Electric Power Co., Inc. (Japan)	127,100	1,661,978
CLP Holdings Ltd. (Hong Kong)	44,500	354,943
Constellation Energy Corp.	12,896	2,383,826
Duke Energy Corp.	20,120	1,945,805
Edison International	7,123	503,810
Endesa SA (Spain)	63,127	1,170,466
Enel SpA (Italy)	790,146	5,216,147
Entergy Corp.	13,522	1,429,005
Evergy, Inc.	4,425	236,207
Eversource Energy	6,547	391,314
Exelon Corp.	53,565	2,012,437
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
FirstEnergy Corp.	9,620	$371,524
Iberdrola SA (Spain)	520,865	6,469,329
Kansai Electric Power Co., Inc. (The) (Japan)	139,000	1,983,365
NextEra Energy, Inc.	235,655	15,060,711
NRG Energy, Inc.	81,263	5,500,692
PG&E Corp.	785,963	13,172,740
Pinnacle West Capital Corp.(a)	2,087	155,962
Power Grid Corp. of India Ltd. (India)	370,269	1,229,077
PPL Corp.	13,778	379,308
Southern Co. (The)(a)	20,075	1,440,181
Terna - Rete Elettrica Nazionale (Italy)	54,445	450,027
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	277,300	1,685,465
Verbund AG (Austria)	2,301	168,111
Xcel Energy, Inc.	53,205	2,859,769
		69,474,166
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	124,767	5,787,979
AMETEK, Inc.	9,140	1,671,706
Eaton Corp. PLC	72,979	22,819,074
Emerson Electric Co.	20,748	2,353,238
Generac Holdings, Inc.*	1,024	129,167
Hubbell, Inc.	994	412,560
Legrand SA (France)	21,228	2,247,976
Mitsubishi Electric Corp. (Japan)	166,400	2,785,361
Nidec Corp. (Japan)	36,800	1,526,068
nVent Electric PLC	10,033	756,488
Prysmian SpA (Italy)	14,718	767,602
Rockwell Automation, Inc.(a)	2,087	608,006
Schneider Electric SE	56,566	12,788,239
Vertiv Holdings Co. (Class A Stock)	97,900	7,995,493
Vestas Wind Systems A/S (Denmark)*	7,848	218,909
		62,867,866
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	24,599	2,837,495
Azbil Corp. (Japan)	6,100	168,761
CDW Corp.	5,768	1,475,339
Corning, Inc.	59,552	1,962,834
Hexagon AB (Sweden) (Class B Stock)	47,876	565,939
Hon Hai Precision Industry Co. Ltd. (Taiwan)	503,000	2,443,098
Jabil, Inc.	2,259	302,593
Keyence Corp. (Japan)	14,885	6,910,524
Keysight Technologies, Inc.*	3,236	506,046
Murata Manufacturing Co. Ltd. (Japan)	26,100	488,133
Shimadzu Corp. (Japan)	43,000	1,197,728
TD SYNNEX Corp.	53,700	6,073,470
TDK Corp. (Japan)	11,900	584,385
TE Connectivity Ltd.	5,682	825,254
Teledyne Technologies, Inc.*	882	378,660
Trimble, Inc.*	4,803	309,121
Yokogawa Electric Corp. (Japan)	49,200	1,133,045

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	982	$296,014
		28,458,439
Energy Equipment & Services — 0.1%
Baker Hughes Co.	237,513	7,956,685
Halliburton Co.	39,230	1,546,447
Schlumberger NV	127,034	6,962,734
		16,465,866
Entertainment — 0.5%
Bollore SE (France)	112,900	754,305
Capcom Co. Ltd. (Japan)	40,800	764,352
Electronic Arts, Inc.	48,171	6,390,847
Kingsoft Corp. Ltd. (China)	110,600	341,348
Konami Group Corp. (Japan)	24,000	1,634,856
Live Nation Entertainment, Inc.*	27,862	2,946,964
NetEase, Inc. (China), ADR	15,701	1,624,582
Netflix, Inc.*	29,570	17,958,748
Nintendo Co. Ltd. (Japan)	71,400	3,895,914
Sea Ltd. (Singapore), ADR*	22,500	1,208,475
Take-Two Interactive Software, Inc.*	2,787	413,842
Walt Disney Co. (The)	141,357	17,296,442
Warner Bros Discovery, Inc.*	281,143	2,454,378
		57,685,053
Financial Services — 1.2%
Adyen NV (Netherlands), 144A*	2,058	3,476,244
Apollo Global Management, Inc.	13,887	1,561,593
Berkshire Hathaway, Inc. (Class B Stock)*	99,185	41,709,276
Block, Inc.*	82,400	6,969,392
Corebridge Financial, Inc.(a)	33,900	973,947
Corpay, Inc.*	12,617	3,892,849
EXOR NV (Netherlands)	14,014	1,559,567
Fidelity National Information Services, Inc.	52,825	3,918,559
Fiserv, Inc.*(a)	11,023	1,761,696
Global Payments, Inc.	4,675	624,861
Groupe Bruxelles Lambert NV (Belgium)	21,797	1,647,813
Industrivarden AB (Sweden) (Class A Stock)	8,008	275,393
Industrivarden AB (Sweden) (Class C Stock)	8,078	277,774
Investor AB (Sweden) (Class B Stock)	139,116	3,491,022
Jack Henry & Associates, Inc.	1,331	231,235
M&G PLC (United Kingdom)	69,624	193,787
Mastercard, Inc. (Class A Stock)	63,925	30,784,362
ORIX Corp. (Japan)	98,100	2,145,619
PayPal Holdings, Inc.*	128,396	8,601,248
Visa, Inc. (Class A Stock)(a)	119,926	33,468,948
Wise PLC (United Kingdom) (Class A Stock)*	52,786	617,035
		148,182,220
	Shares	Value

Common Stocks (continued)
Food Products — 0.5%
Archer-Daniels-Midland Co.	101,336	$6,364,914
Associated British Foods PLC (United Kingdom)	42,056	1,326,903
AVI Ltd. (South Africa)	90,651	437,168
Bunge Global SA(a)	2,712	278,034
Campbell Soup Co.(a)	3,795	168,688
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	23	275,283
Conagra Brands, Inc.	8,903	263,885
Danone SA (France)	16,490	1,065,994
Darling Ingredients, Inc.*(a)	17,446	811,413
Ezaki Glico Co. Ltd. (Japan)	26,600	742,466
Freshpet, Inc.*	47,200	5,468,592
General Mills, Inc.	28,093	1,965,667
Gruma SAB de CV (Mexico) (Class B Stock)	36,291	678,644
Hershey Co. (The)	17,640	3,430,980
Hormel Foods Corp.	34,195	1,193,064
Ingredion, Inc.	7,200	841,320
J.M. Smucker Co. (The)	1,853	233,237
Kellanova	4,929	282,382
Kraft Heinz Co. (The)	14,894	549,589
Lamb Weston Holdings, Inc.	6,946	739,957
McCormick & Co., Inc.	4,713	362,006
MEIJI Holdings Co. Ltd. (Japan)	21,700	473,769
Mondelez International, Inc. (Class A Stock)	138,457	9,691,990
Mowi ASA (Norway)	78,961	1,450,412
Nestle SA	175,993	18,699,249
Orkla ASA (Norway)	51,408	363,080
Pilgrim’s Pride Corp.*	54,600	1,873,872
Tyson Foods, Inc. (Class A Stock)	5,323	312,620
WH Group Ltd. (Hong Kong), 144A	3,836,500	2,532,400
Wilmar International Ltd. (China)	622,800	1,581,990
		64,459,568
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	2,716	322,851
Enagas SA (Spain)	16,653	247,394
Osaka Gas Co. Ltd. (Japan)	21,800	490,412
Tokyo Gas Co. Ltd. (Japan)	92,100	2,093,693
		3,154,350
Ground Transportation — 0.4%
Canadian National Railway Co. (Canada)	11,776	1,551,017
Central Japan Railway Co. (Japan)	70,400	1,748,407
CSX Corp.	277,042	10,269,947
Hankyu Hanshin Holdings, Inc. (Japan)	22,200	636,945
J.B. Hunt Transport Services, Inc.(a)	1,456	290,108
Keisei Electric Railway Co. Ltd. (Japan)	10,800	439,183
Norfolk Southern Corp.	20,239	5,158,314
Odakyu Electric Railway Co. Ltd. (Japan)	86,500	1,192,389
Old Dominion Freight Line, Inc.	3,054	669,773
Saia, Inc.*	7,500	4,387,500
TFI International, Inc. (Canada)(a)	5,828	929,333

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Ground Transportation (cont’d.)
Uber Technologies, Inc.*	173,571	$13,363,231
Union Pacific Corp.	46,376	11,405,250
		52,041,397
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	170,703	19,402,103
Alcon, Inc. (Switzerland)	18,439	1,525,117
Align Technology, Inc.*	1,280	419,738
Baxter International, Inc.	31,067	1,327,804
Becton, Dickinson & Co.	47,983	11,873,393
Boston Scientific Corp.*	122,311	8,377,080
Cochlear Ltd. (Australia)	9,944	2,186,996
Cooper Cos., Inc. (The)	3,528	357,951
Demant A/S (Denmark)*	40,581	2,017,011
DENTSPLY SIRONA, Inc.	4,084	135,548
Dexcom, Inc.*	7,078	981,719
Edwards Lifesciences Corp.*	11,096	1,060,334
EssilorLuxottica SA (France)	6,296	1,424,228
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	60,558	927,788
GE HealthCare Technologies, Inc.	24,968	2,269,841
Getinge AB (Sweden) (Class B Stock)	27,936	561,874
Hologic, Inc.*	64,033	4,992,013
Hoya Corp. (Japan)	17,500	2,188,740
IDEXX Laboratories, Inc.*	10,932	5,902,515
Insulet Corp.*(a)	1,175	201,395
Intuitive Surgical, Inc.*	41,346	16,500,775
Medtronic PLC(a)	113,543	9,895,272
Olympus Corp. (Japan)	62,900	905,654
ResMed, Inc.(a)	2,662	527,156
Sonova Holding AG (Switzerland)	5,151	1,491,694
STERIS PLC	1,834	412,320
Stryker Corp.	18,108	6,480,310
Teleflex, Inc.	882	199,482
Terumo Corp. (Japan)	71,800	1,313,843
Zimmer Biomet Holdings, Inc.	3,741	493,737
		106,353,431
Health Care Providers & Services — 0.9%
Apollo Hospitals Enterprise Ltd. (India)	15,395	1,175,217
Cardinal Health, Inc.	74,793	8,369,337
Cencora, Inc.	11,103	2,697,918
Centene Corp.*	157,355	12,349,220
Cigna Group (The)(a)	33,004	11,986,723
CVS Health Corp.	44,690	3,564,474
DaVita, Inc.*	899	124,107
Elevance Health, Inc.	22,445	11,638,630
Encompass Health Corp.	22,800	1,882,824
Fresenius Medical Care AG (Germany)	50,397	1,936,489
Fresenius SE & Co. KGaA (Germany)	38,173	1,029,404
HCA Healthcare, Inc.	3,686	1,229,392
Henry Schein, Inc.*(a)	2,445	184,646
Humana, Inc.	2,234	774,573
Laboratory Corp. of America Holdings	28,383	6,200,550
Max Healthcare Institute Ltd. (India)	46,022	453,886
McKesson Corp.	4,645	2,493,668
Molina Healthcare, Inc.*	4,518	1,856,130
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Odontoprev SA (Brazil)	158,600	$387,693
Quest Diagnostics, Inc.	7,168	954,133
Ramsay Health Care Ltd. (Australia)	18,512	681,503
UnitedHealth Group, Inc.	77,126	38,154,232
Universal Health Services, Inc. (Class B Stock)	1,079	196,874
		110,321,623
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	63,054	1,182,262
Ventas, Inc.	24,792	1,079,444
Welltower, Inc.	20,750	1,938,880
		4,200,586
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	14,700	3,405,843
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	13,815	285,694
Park Hotels & Resorts, Inc.	219,000	3,830,310
		4,116,004
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	42,681	1,992,624
Airbnb, Inc. (Class A Stock)*	7,952	1,311,762
Amadeus IT Group SA (Spain)	17,187	1,103,349
Aristocrat Leisure Ltd. (Australia)	99,469	2,785,224
Booking Holdings, Inc.	644	2,336,355
Caesars Entertainment, Inc.*	4,047	177,016
Carnival Corp.*	18,835	307,764
Chipotle Mexican Grill, Inc.*	3,995	11,612,546
Compass Group PLC (United Kingdom)	198,534	5,823,529
Darden Restaurants, Inc.(a)	6,918	1,156,344
Domino’s Pizza, Inc.	656	325,953
Evolution AB (Sweden), 144A	6,234	774,288
Expedia Group, Inc.*	2,481	341,758
Flutter Entertainment PLC (United Kingdom)*	3,846	766,637
Genting Singapore Ltd. (Singapore)	1,477,000	968,671
Hilton Worldwide Holdings, Inc.	47,675	10,169,554
InterContinental Hotels Group PLC (United Kingdom)	12,438	1,292,456
J D Wetherspoon PLC (United Kingdom)*	44,713	414,381
La Francaise des Jeux SAEM (France), 144A	42,724	1,741,332
Las Vegas Sands Corp.	6,837	353,473
Marriott International, Inc. (Class A Stock)	49,326	12,445,443
McDonald’s Corp.	108,144	30,491,201
MGM Resorts International*	5,266	248,608
Norwegian Cruise Line Holdings Ltd.*(a)	7,969	166,791
Oriental Land Co. Ltd. (Japan)	76,900	2,463,546
Royal Caribbean Cruises Ltd.*	4,355	605,389
Sodexo SA (France)	15,966	1,368,659
Starbucks Corp.	40,578	3,708,423

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Whitbread PLC (United Kingdom)	74,393	$3,110,219
Wynn Resorts Ltd.	1,816	185,650
Yum! Brands, Inc.(a)	5,253	728,328
		101,277,273
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	162,559	975,693
Berkeley Group Holdings PLC (United Kingdom)	24,000	1,441,931
D.R. Horton, Inc.	5,647	929,214
Garmin Ltd.(a)	2,914	433,807
Lennar Corp. (Class A Stock)	50,257	8,643,199
Midea Group Co. Ltd. (China) (Class A Stock)	38,100	338,973
Mohawk Industries, Inc.*	1,007	131,806
NVR, Inc.*	64	518,397
Panasonic Holdings Corp. (Japan)	123,400	1,177,701
Persimmon PLC (United Kingdom)	72,305	1,198,854
PulteGroup, Inc.	3,939	475,122
SEB SA (France)	1,500	191,914
Sony Group Corp. (Japan)	67,500	5,788,174
Taylor Wimpey PLC (United Kingdom)	941,496	1,627,726
Toll Brothers, Inc.(a)	11,308	1,462,916
		25,335,427
Household Products — 0.4%
Church & Dwight Co., Inc.(a)	4,586	478,366
Clorox Co. (The)(a)	2,158	330,411
Colgate-Palmolive Co.	122,119	10,996,816
Essity AB (Sweden) (Class B Stock)(a)	107,528	2,554,234
Henkel AG & Co. KGaA (Germany)	7,017	505,599
Kimberly-Clark Corp.	6,115	790,975
Procter & Gamble Co. (The)	186,232	30,216,142
Reckitt Benckiser Group PLC (United Kingdom)	47,170	2,688,928
		48,561,471
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	341,188	6,117,501
RWE AG (Germany)	34,443	1,170,621
Vistra Corp.	24,810	1,728,017
		9,016,139
Industrial Conglomerates — 0.4%
3M Co.	91,268	9,680,797
CK Hutchison Holdings Ltd. (United Kingdom)	133,000	640,082
DCC PLC (United Kingdom)	23,486	1,708,751
General Electric Co.	94,199	16,534,750
Hikari Tsushin, Inc. (Japan)	5,300	996,777
Hitachi Ltd. (Japan)	66,000	6,031,110
Honeywell International, Inc.	18,491	3,795,278
Keppel Ltd. (Singapore)	91,000	494,498
Lifco AB (Sweden) (Class B Stock)	39,186	1,023,316
Siemens AG (Germany)	47,981	9,161,438
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Smiths Group PLC (United Kingdom)	35,991	$746,040
		50,812,837
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	89,485	2,229,966
Goodman Group (Australia)	166,639	3,670,608
Prologis, Inc.	112,801	14,688,946
Warehouses De Pauw CVA (Belgium)	12,940	368,982
		20,958,502
Insurance — 1.4%
Aflac, Inc.(a)	10,140	870,620
Ageas SA/NV (Belgium)	43,941	2,035,594
AIA Group Ltd. (Hong Kong)	455,600	3,064,627
Allianz SE (Germany)	19,590	5,871,462
Allstate Corp. (The)	52,772	9,130,084
American International Group, Inc.	25,202	1,970,040
Aon PLC (Class A Stock)	3,812	1,272,141
Arch Capital Group Ltd.*	7,270	672,039
Arthur J. Gallagher & Co.	10,748	2,687,430
Assicurazioni Generali SpA (Italy)	33,213	840,735
Assurant, Inc.	32,559	6,128,906
AUB Group Ltd. (Australia)	16,286	315,614
Aviva PLC (United Kingdom)	205,900	1,291,960
AXA SA (France)	149,288	5,606,629
Brown & Brown, Inc.(a)	11,849	1,037,261
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	380,600	667,695
Chubb Ltd.	54,404	14,097,709
Cincinnati Financial Corp.	3,165	392,998
Dai-ichi Life Holdings, Inc. (Japan)	70,000	1,785,318
DB Insurance Co. Ltd. (South Korea)	10,995	786,485
Everest Group Ltd.	774	307,665
Fairfax Financial Holdings Ltd. (Canada)	1,150	1,239,611
Globe Life, Inc.	11,026	1,283,096
Hannover Rueck SE (Germany)	4,304	1,178,549
Hartford Financial Services Group, Inc. (The)	21,459	2,211,350
iA Financial Corp., Inc. (Canada)	8,329	517,430
Insurance Australia Group Ltd. (Australia)	121,003	504,744
Japan Post Holdings Co. Ltd. (Japan)	249,000	2,508,707
Japan Post Insurance Co. Ltd. (Japan)	24,300	464,498
Legal & General Group PLC (United Kingdom)	246,448	791,758
Loews Corp.	56,892	4,454,075
Manulife Financial Corp. (Canada)	84,787	2,117,562
Markel Group, Inc.*	840	1,278,043
Marsh & McLennan Cos., Inc.	81,354	16,757,297
Medibank Private Ltd. (Australia)	752,354	1,843,363
MetLife, Inc.	177,067	13,122,435
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	10,856	5,299,257
NN Group NV (Netherlands)	6,015	277,683

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Phoenix Group Holdings PLC (United Kingdom)	100,803	$703,852
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	192,000	815,171
Poste Italiane SpA (Italy), 144A	111,514	1,396,624
Principal Financial Group, Inc.	4,352	375,621
Progressive Corp. (The)	51,852	10,724,031
QBE Insurance Group Ltd. (Australia)	147,065	1,738,412
RenaissanceRe Holdings Ltd. (Bermuda)	6,102	1,434,153
Sampo OYJ (Finland) (Class A Stock)	46,538	1,985,135
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,343	1,227,016
Sompo Holdings, Inc. (Japan)	21,900	459,025
Suncorp Group Ltd. (Australia)	82,913	885,007
Swiss Life Holding AG (Switzerland)	375	263,022
Swiss Re AG	14,504	1,865,721
T&D Holdings, Inc. (Japan)	40,000	695,368
Talanx AG (Germany)	17,076	1,352,712
Tokio Marine Holdings, Inc. (Japan)	153,300	4,805,383
Travelers Cos., Inc. (The)	54,282	12,492,459
Tryg A/S (Denmark)	23,166	477,552
Unum Group	32,672	1,753,180
W.R. Berkley Corp.(a)	4,209	372,244
Willis Towers Watson PLC	1,977	543,675
Zurich Insurance Group AG (Switzerland)	12,127	6,551,181
		169,599,014
Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)*	537,448	81,117,027
Alphabet, Inc. (Class C Stock)*	299,143	45,547,513
Auto Trader Group PLC (United Kingdom), 144A	80,398	709,988
CAR Group Ltd. (Australia)	32,938	774,236
Kanzhun Ltd. (China), ADR	20,367	357,034
Match Group, Inc.*	5,344	193,880
Meta Platforms, Inc. (Class A Stock)	172,285	83,658,150
Moneysupermarket.com Group PLC (United Kingdom)	122,530	339,837
Scout24 SE (Germany), 144A	23,720	1,787,024
Tencent Holdings Ltd. (China)	46,100	1,795,592
		216,280,281
IT Services — 0.5%
Accenture PLC (Class A Stock)	37,532	13,008,967
Akamai Technologies, Inc.*(a)	42,533	4,625,889
Capgemini SE (France)	960	220,906
CGI, Inc. (Canada)*	7,549	832,839
Cognizant Technology Solutions Corp. (Class A Stock)	98,407	7,212,249
EPAM Systems, Inc.*	953	263,180
Fujitsu Ltd. (Japan)	26,000	416,104
Gartner, Inc.*	1,456	694,032
Globant SA*	6,460	1,304,274
International Business Machines Corp.	100,227	19,139,348
MongoDB, Inc.*(a)	5,193	1,862,418
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
NEC Corp. (Japan)	14,200	$1,036,676
Obic Co. Ltd. (Japan)	3,300	498,469
SCSK Corp. (Japan)	51,600	959,128
Snowflake, Inc. (Class A Stock)*	22,200	3,587,520
Tata Consultancy Services Ltd. (India)	24,112	1,125,354
TIS, Inc. (Japan)	58,400	1,253,020
VeriSign, Inc.*	1,654	313,450
Wix.com Ltd. (Israel)*	18,800	2,584,624
		60,938,447
Leisure Products — 0.0%
Brunswick Corp.(a)	7,645	737,895
Hasbro, Inc.	2,645	149,495
Sankyo Co. Ltd. (Japan)	128,100	1,399,337
Shimano, Inc. (Japan)	7,200	1,071,098
		3,357,825
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	5,360	779,934
Bio-Rad Laboratories, Inc. (Class A Stock)*	323	111,716
Bio-Techne Corp.(a)	2,895	203,779
Charles River Laboratories International, Inc.*(a)	827	224,076
Danaher Corp.	31,982	7,986,545
Eurofins Scientific SE (Luxembourg)	13,287	846,388
Illumina, Inc.*	8,714	1,196,606
IQVIA Holdings, Inc.*	3,362	850,216
Lonza Group AG (Switzerland)	1,564	934,644
Medpace Holdings, Inc.*	14,400	5,819,760
Mettler-Toledo International, Inc.*	399	531,185
QIAGEN NV*	21,734	934,345
Revvity, Inc.	2,158	226,590
Thermo Fisher Scientific, Inc.	28,211	16,396,515
Waters Corp.*	1,079	371,424
West Pharmaceutical Services, Inc.	19,556	7,738,505
		45,152,228
Machinery — 1.0%
Airtac International Group (China)	13,582	470,877
Alfa Laval AB (Sweden)	23,031	904,988
Allison Transmission Holdings, Inc.	67,400	5,470,184
Atlas Copco AB (Sweden) (Class A Stock)	334,422	5,647,905
Atlas Copco AB (Sweden) (Class B Stock)	85,601	1,264,323
Caterpillar, Inc.	22,858	8,375,857
Cummins, Inc.	10,026	2,954,161
Daimler Truck Holding AG (Germany)	59,554	3,017,886
Deere & Co.	43,467	17,853,636
Donaldson Co., Inc.	8,000	597,440
Doosan Bobcat, Inc. (South Korea)	17,747	712,047
Dover Corp.	24,441	4,330,701
Epiroc AB (Sweden) (Class B Stock)	26,092	441,866
Flowserve Corp.	132,000	6,029,760
Fortive Corp.	48,181	4,144,530
GEA Group AG (Germany)	57,004	2,410,138

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Graco, Inc.	45,200	$4,224,392
IDEX Corp.	1,276	311,370
Illinois Tool Works, Inc.	5,127	1,375,728
Indutrade AB (Sweden)	41,914	1,141,604
Ingersoll Rand, Inc.	7,536	715,543
ITT, Inc.	41,300	5,618,039
Komatsu Ltd. (Japan)	41,600	1,230,977
Kone OYJ (Finland) (Class B Stock)	13,854	645,418
Kubota Corp. (Japan)	32,500	509,916
Nordson Corp.	1,007	276,462
OSG Corp. (Japan)	45,400	653,990
Otis Worldwide Corp.(a)	51,461	5,108,533
PACCAR, Inc.	9,768	1,210,158
Parker-Hannifin Corp.	22,919	12,738,151
Pentair PLC	3,112	265,889
Rational AG (Germany)	1,411	1,215,712
Sandvik AB (Sweden)	24,705	548,470
Schindler Holding AG (Switzerland)	1,520	370,891
Schindler Holding AG (Switzerland) (Part. Cert.)	4,016	1,010,900
SKF AB (Sweden) (Class B Stock)(a)	33,766	689,327
Snap-on, Inc.(a)	953	282,298
Stanley Black & Decker, Inc.	2,968	290,656
Techtronic Industries Co. Ltd. (Hong Kong)	117,562	1,597,417
Toyota Industries Corp. (Japan)	18,000	1,883,360
VAT Group AG (Switzerland), 144A	440	227,301
Volvo AB (Sweden) (Class A Stock)	12,259	337,572
Volvo AB (Sweden) (Class B Stock)(a)	211,490	5,731,686
Wartsila OYJ Abp (Finland)	98,360	1,494,828
Westinghouse Air Brake Technologies Corp.	3,236	471,420
Xylem, Inc.(a)	4,466	577,186
		117,381,493
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	190	243,449
Kuehne + Nagel International AG (Switzerland)	2,276	633,226
		876,675
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	6,026	1,751,337
Comcast Corp. (Class A Stock)	372,352	16,141,459
Dentsu Group, Inc. (Japan)	48,000	1,332,804
Fox Corp. (Class A Stock)	4,708	147,219
Fox Corp. (Class B Stock)	2,445	69,976
Informa PLC (United Kingdom)	107,611	1,129,056
Interpublic Group of Cos., Inc. (The)(a)	7,194	234,740
News Corp. (Class A Stock)	7,374	193,051
News Corp. (Class B Stock)(a)	2,517	68,110
Omnicom Group, Inc.	3,651	353,271
Paramount Global (Class B Stock)(a)	9,858	116,029
Publicis Groupe SA (France)	27,499	2,997,955
	Shares	Value

Common Stocks (continued)
Media (cont’d.)
Vivendi SE (France)	99,526	$1,084,618
		25,619,625
Metals & Mining — 0.5%
Anglo American PLC (South Africa)	66,843	1,647,201
APL Apollo Tubes Ltd. (India)	20,774	373,810
ArcelorMittal SA (Luxembourg)	82,966	2,280,497
Barrick Gold Corp. (Canada)	87,736	1,459,927
BHP Group Ltd. (Australia)	371,118	10,730,487
BlueScope Steel Ltd. (Australia)	149,330	2,322,546
Boliden AB (Sweden)	7,272	201,926
Fortescue Ltd. (Australia)	245,111	4,101,942
Freeport-McMoRan, Inc.	179,478	8,439,056
Glencore PLC (Australia)	1,393,806	7,648,597
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	46,719	557,365
JFE Holdings, Inc. (Japan)	103,100	1,708,740
Lundin Mining Corp. (Chile)	93,726	959,021
Newmont Corp.(a)	21,129	757,263
Nippon Steel Corp. (Japan)(a)	125,500	3,020,092
Norsk Hydro ASA (Norway)	103,905	570,998
Northern Star Resources Ltd. (Australia)	117,563	1,109,274
Nucor Corp.	26,168	5,178,647
Pilbara Minerals Ltd. (Australia)	110,901	276,748
Rio Tinto Ltd. (Australia)	20,215	1,604,370
Rio Tinto PLC (Australia)	106,011	6,702,535
SSR Mining, Inc. (Canada)	211,200	941,952
Steel Dynamics, Inc.	2,801	415,192
Vale SA (Brazil)	92,600	1,126,990
voestalpine AG (Austria)	44,960	1,261,267
		65,396,443
Multi-Utilities — 0.3%
Ameren Corp.	4,874	360,481
CenterPoint Energy, Inc.	82,769	2,358,089
Centrica PLC (United Kingdom)	1,278,025	2,060,252
CMS Energy Corp.	123,042	7,424,354
Consolidated Edison, Inc.	6,457	586,360
Dominion Energy, Inc.	53,015	2,607,808
DTE Energy Co.	43,869	4,919,470
E.ON SE (Germany)	206,526	2,875,240
Engie SA (France)	171,289	2,870,350
National Grid PLC (United Kingdom)	146,728	1,977,014
National Grid PLC (United Kingdom), ADR(a)	5,562	379,440
NiSource, Inc.	137,553	3,804,716
Public Service Enterprise Group, Inc.	33,041	2,206,478
Sembcorp Industries Ltd. (Singapore)	237,200	948,241
Sempra	32,065	2,303,229
Veolia Environnement SA (France)	34,649	1,127,196
WEC Energy Group, Inc.(a)	5,918	485,986
		39,294,704
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	39,904	5,144,025
Boston Properties, Inc.(a)	2,662	173,855

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Office REITs (cont’d.)
Dexus (Australia)	127,618	$657,564
Gecina SA (France)	9,518	972,208
Nippon Building Fund, Inc. (Japan)	177	708,020
		7,655,672
Oil, Gas & Consumable Fuels — 1.6%
Ampol Ltd. (Australia)	8,792	228,067
APA Corp.	6,899	237,188
ARC Resources Ltd. (Canada)	68,944	1,229,189
BP PLC (United Kingdom)	789,079	4,950,231
Cenovus Energy, Inc. (Canada)	24,712	494,039
Cheniere Energy, Inc.	53,439	8,618,642
Chevron Corp.	120,581	19,020,447
ConocoPhillips	223,776	28,482,209
Coterra Energy, Inc.	58,387	1,627,830
Devon Energy Corp.	11,998	602,060
Diamondback Energy, Inc.	20,630	4,088,247
ENEOS Holdings, Inc. (Japan)	406,800	1,959,903
Eni SpA (Italy)	267,961	4,242,904
EOG Resources, Inc.	59,643	7,624,761
EQT Corp.(a)	7,286	270,092
Equinor ASA (Norway)	106,604	2,858,523
Exxon Mobil Corp.	368,391	42,821,770
Galp Energia SGPS SA (Portugal)	64,712	1,069,843
Harbour Energy PLC (United Kingdom)	221,971	773,056
Hess Corp.	4,983	760,605
Idemitsu Kosan Co. Ltd. (Japan)	156,600	1,073,672
Inpex Corp. (Japan)	182,100	2,768,137
Kinder Morgan, Inc.	36,259	664,990
LUKOIL PJSC (Russia)^	9,456	—
Marathon Oil Corp.	35,343	1,001,621
Marathon Petroleum Corp.	26,549	5,349,623
Occidental Petroleum Corp.(a)	27,950	1,816,470
ONEOK, Inc.(a)	10,877	872,009
Pembina Pipeline Corp. (Canada)	35,843	1,265,109
PetroChina Co. Ltd. (China) (Class H Stock)	1,644,000	1,409,931
Petroleo Brasileiro SA (Brazil), ADR	83,097	1,263,905
Phillips 66	63,008	10,291,727
Pioneer Natural Resources Co.	4,280	1,123,500
Repsol SA (Spain)	32,602	544,167
Shell PLC (Netherlands)	354,874	11,774,542
Shell PLC (Netherlands), ADR	35,659	2,390,579
Suncor Energy, Inc. (Canada)	26,679	984,595
Targa Resources Corp.	4,119	461,287
TotalEnergies SE (France)	148,284	10,200,367
TotalEnergies SE (France), ADR(a)	9,552	657,464
Valero Energy Corp.	9,679	1,652,109
Williams Cos., Inc. (The)	206,009	8,028,171
		197,553,581
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	24,021	423,089
UPM-Kymmene OYJ (Finland)	22,075	735,466
		1,158,555
	Shares	Value

Common Stocks (continued)
Passenger Airlines — 0.1%
Air Canada (Canada)*	65,727	$951,539
American Airlines Group, Inc.*	12,647	194,132
Delta Air Lines, Inc.(a)	78,536	3,759,518
Deutsche Lufthansa AG (Germany)*	134,596	1,057,832
Japan Airlines Co. Ltd. (Japan)	87,200	1,655,729
Singapore Airlines Ltd. (Singapore)	247,600	1,173,501
Southwest Airlines Co.	11,099	323,980
United Airlines Holdings, Inc.*	6,314	302,314
		9,418,545
Personal Care Products — 0.2%
Amorepacific Corp. (South Korea)	5,109	460,002
Beiersdorf AG (Germany)	5,301	771,811
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,245	654,367
Haleon PLC	181,568	760,911
Kao Corp. (Japan)	45,800	1,711,466
Kenvue, Inc.	91,333	1,960,006
L’Oreal SA (France)	20,008	9,475,222
Unilever PLC (United Kingdom)	160,922	8,078,581
Unilever PLC (United Kingdom), ADR	37,244	1,869,276
		25,741,642
Pharmaceuticals — 2.1%
Astellas Pharma, Inc. (Japan)	91,800	986,184
AstraZeneca PLC (United Kingdom)	100,576	13,511,765
AstraZeneca PLC (United Kingdom), ADR	61,518	4,167,845
Bristol-Myers Squibb Co.	391,062	21,207,292
Catalent, Inc.*	3,327	187,809
Chugai Pharmaceutical Co. Ltd. (Japan)	91,600	3,500,530
Daiichi Sankyo Co. Ltd. (Japan)	112,100	3,566,899
Dr. Reddy’s Laboratories Ltd. (India)	4,949	365,751
Elanco Animal Health, Inc.*	309,400	5,037,032
Eli Lilly & Co.	58,988	45,890,304
GSK PLC	287,991	6,183,281
Hikma Pharmaceuticals PLC (Jordan)	68,974	1,668,550
Ipsen SA (France)	8,303	988,027
Johnson & Johnson	191,831	30,345,746
Merck & Co., Inc.	208,547	27,517,777
Merck KGaA (Germany)	2,684	473,284
Novartis AG (Switzerland)	127,381	12,337,925
Novo Nordisk A/S (Denmark), ADR	22,620	2,904,408
Novo Nordisk A/S (Denmark) (Class B Stock)	240,220	30,813,839
Ono Pharmaceutical Co. Ltd. (Japan)	103,900	1,702,396
Orion OYJ (Finland) (Class B Stock)	10,549	393,234
Otsuka Holdings Co. Ltd. (Japan)	66,300	2,753,990
Pfizer, Inc.	197,394	5,477,683
Roche Holding AG	50,260	12,832,335
Sandoz Group AG (Switzerland)*	58,443	1,764,146
Sanofi SA	79,756	7,759,023
Sanofi SA, ADR	36,779	1,787,459
Santen Pharmaceutical Co. Ltd. (Japan)	111,700	1,098,493
Shionogi & Co. Ltd. (Japan)	40,000	2,044,071

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sun Pharmaceutical Industries Ltd. (India)	78,188	$1,522,146
Takeda Pharmaceutical Co. Ltd. (Japan)	98,400	2,736,887
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	131,100	1,849,821
Viatris, Inc.(a)	22,499	268,638
Zoetis, Inc.(a)	8,435	1,427,286
		257,071,856
Professional Services — 0.3%
Adecco Group AG (Switzerland)	5,504	217,751
Automatic Data Processing, Inc.	34,712	8,668,975
Broadridge Financial Solutions, Inc.	2,158	442,088
Bureau Veritas SA (France)	21,995	671,583
Computershare Ltd. (Australia)	32,071	546,262
Dayforce, Inc.*(a)	3,023	200,153
Dun & Bradstreet Holdings, Inc.	505,000	5,070,200
Equifax, Inc.	2,213	592,022
Experian PLC	61,698	2,688,364
Jacobs Solutions, Inc.	2,284	351,119
Leidos Holdings, Inc.	40,809	5,349,652
Paychex, Inc.(a)	5,953	731,028
Paycom Software, Inc.	827	164,581
Recruit Holdings Co. Ltd. (Japan)	80,400	3,530,107
RELX PLC (United Kingdom)	95,669	4,125,768
Robert Half, Inc.(a)	1,960	155,389
Teleperformance SE (France)	1,868	181,448
Verisk Analytics, Inc.	2,698	636,000
Wolters Kluwer NV (Netherlands)	29,943	4,688,770
		39,011,260
Real Estate Management & Development — 0.2%
Capitaland India Trust (Singapore), UTS	426,033	331,285
CBRE Group, Inc. (Class A Stock)*	5,773	561,367
CoStar Group, Inc.*	7,611	735,223
Daito Trust Construction Co. Ltd. (Japan)	11,400	1,300,543
Daiwa House Industry Co. Ltd. (Japan)	55,200	1,643,051
Hongkong Land Holdings Ltd. (Hong Kong)	82,500	253,315
Hulic Co. Ltd. (Japan)	89,200	916,115
Jones Lang LaSalle, Inc.*	13,600	2,653,224
KE Holdings, Inc. (China), ADR	86,990	1,194,373
Mitsubishi Estate Co. Ltd. (Japan)	114,100	2,081,866
Mitsui Fudosan Co. Ltd. (Japan)	243,600	2,626,367
New World Development Co. Ltd. (Hong Kong)	291,000	307,669
Nomura Real Estate Holdings, Inc. (Japan)	94,000	2,655,623
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	22,000	181,112
Zillow Group, Inc. (Class A Stock)*	22,100	1,057,706
		18,498,839
	Shares	Value

Common Stocks (continued)
Residential REITs — 0.1%
AvalonBay Communities, Inc.	13,343	$2,475,927
Camden Property Trust(a)	11,860	1,167,024
Equity Residential	112,122	7,076,019
Essex Property Trust, Inc.(a)	1,079	264,150
Invitation Homes, Inc.	10,738	382,380
Mid-America Apartment Communities, Inc.	2,267	298,292
UDR, Inc.	5,702	213,312
		11,877,104
Retail REITs — 0.1%
Federal Realty Investment Trust(a)	1,385	141,436
Kimco Realty Corp.	130,195	2,553,124
Klepierre SA (France)	60,073	1,555,023
Realty Income Corp.	15,127	818,371
Regency Centers Corp.	3,184	192,823
Scentre Group (Australia)	785,046	1,733,793
Simon Property Group, Inc.	5,899	923,135
Unibail-Rodamco-Westfield (France)*	17,484	1,406,523
Vicinity Ltd. (Australia)	1,056,381	1,466,293
		10,790,521
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*	92,325	16,663,739
Advantest Corp. (Japan)	67,281	2,988,814
Alchip Technologies Ltd. (Taiwan)	9,412	931,378
Analog Devices, Inc.	43,662	8,635,907
Applied Materials, Inc.	79,674	16,431,169
ASM International NV (Netherlands)	9,215	5,643,289
ASML Holding NV (Netherlands) (XAMS)	31,049	30,100,821
ASML Holding NV (Netherlands) (XNGS)	4,186	4,062,387
BE Semiconductor Industries NV (Netherlands)	5,278	808,477
Broadcom, Inc.	29,799	39,495,893
Disco Corp. (Japan)	17,473	6,386,967
Enphase Energy, Inc.*(a)	2,409	291,441
First Solar, Inc.*	1,898	320,382
Infineon Technologies AG (Germany)	36,871	1,253,818
Intel Corp.	452,545	19,988,913
KLA Corp.	2,499	1,745,726
Lam Research Corp.	18,086	17,571,815
Lasertec Corp. (Japan)	6,200	1,767,188
Microchip Technology, Inc.	22,219	1,993,267
Micron Technology, Inc.	121,199	14,288,150
Monolithic Power Systems, Inc.	882	597,484
Novatek Microelectronics Corp. (Taiwan)	31,000	570,703
NVIDIA Corp.	180,831	163,391,658
NXP Semiconductors NV (China)	43,369	10,745,537
ON Semiconductor Corp.*	8,005	588,768
Qorvo, Inc.*	46,980	5,394,713
QUALCOMM, Inc.	107,004	18,115,777
Renesas Electronics Corp. (Japan)	219,300	3,908,071
SCREEN Holdings Co. Ltd. (Japan)	4,500	583,447
Skyworks Solutions, Inc.	3,040	329,293

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
STMicroelectronics NV (Singapore)	29,299	$1,260,979
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	72,185	9,820,769
Teradyne, Inc.(a)	11,587	1,307,361
Texas Instruments, Inc.	41,522	7,233,548
Tokyo Electron Ltd. (Japan)	29,500	7,683,251
Universal Display Corp.	2,279	383,898
		423,284,798
Software — 3.3%
Adobe, Inc.*	36,648	18,492,581
ANSYS, Inc.*	1,583	549,554
Autodesk, Inc.*	7,457	1,941,952
Cadence Design Systems, Inc.*	35,711	11,116,120
Check Point Software Technologies Ltd. (Israel)*(a)	17,796	2,918,722
Constellation Software, Inc. (Canada)	679	1,854,712
Crowdstrike Holdings, Inc. (Class A Stock)*	21,600	6,924,744
CyberArk Software Ltd.*	13,750	3,652,413
Dassault Systemes SE (France)	42,585	1,885,118
Fair Isaac Corp.*	452	564,824
Fortinet, Inc.*	11,726	801,003
Gen Digital, Inc.	10,934	244,922
Informatica, Inc. (Class A Stock)*	19,500	682,500
Intuit, Inc.	16,426	10,676,900
Microsoft Corp.	578,523	243,396,197
Monday.com Ltd.*	15,792	3,566,939
NCR Voyix Corp.*	44,800	565,824
Nemetschek SE (Germany)	18,107	1,792,285
Nice Ltd. (Israel)*	10,724	2,790,824
Oracle Corp.	87,758	11,023,282
Oracle Corp. (Japan)	11,000	827,212
Palo Alto Networks, Inc.*(a)	5,692	1,617,268
Pegasystems, Inc.	15,800	1,021,312
PTC, Inc.*	2,087	394,318
Roper Technologies, Inc.(a)	4,860	2,725,682
Salesforce, Inc.	82,707	24,909,694
SAP SE (Germany)	47,167	9,184,311
ServiceNow, Inc.*	20,764	15,830,474
Synopsys, Inc.*	9,687	5,536,120
Temenos AG (Switzerland)	4,836	345,921
Teradata Corp.*	19,600	757,932
Trend Micro, Inc. (Japan)	22,900	1,163,016
Tyler Technologies, Inc.*	781	331,933
Workday, Inc. (Class A Stock)*	26,100	7,118,775
Xero Ltd. (New Zealand)*	8,180	710,265
Zoom Video Communications, Inc. (Class A Stock)*	25,800	1,686,546
		399,602,195
Specialized REITs — 0.3%
American Tower Corp.	11,543	2,280,781
Crown Castle, Inc.	30,294	3,206,014
Digital Realty Trust, Inc.	5,469	787,755
Equinix, Inc.	3,244	2,677,370
Extra Space Storage, Inc.	3,910	574,770
	Shares	Value

Common Stocks (continued)
Specialized REITs (cont’d.)
Gaming & Leisure Properties, Inc.	49,966	$2,301,934
Iron Mountain, Inc.	75,013	6,016,793
Public Storage	28,485	8,262,359
SBA Communications Corp.	2,087	452,253
VICI Properties, Inc.	21,005	625,739
Weyerhaeuser Co.	60,788	2,182,897
		29,368,665
Specialty Retail — 0.8%
AutoZone, Inc.*	2,438	7,683,723
Bath & Body Works, Inc.	45,116	2,256,702
Best Buy Co., Inc.(a)	20,310	1,666,029
CarMax, Inc.*(a)	3,003	261,591
Fast Retailing Co. Ltd. (Japan)	8,400	2,602,539
Gap, Inc. (The)	32,200	887,110
Home Depot, Inc. (The)	63,868	24,499,765
Industria de Diseno Textil SA (Spain)	161,596	8,137,376
Lowe’s Cos., Inc.	92,144	23,471,841
O’Reilly Automotive, Inc.*(a)	1,087	1,227,093
Petco Health & Wellness Co., Inc.*	293,900	670,092
Ross Stores, Inc.	15,026	2,205,216
TJX Cos., Inc. (The)	140,384	14,237,745
Tractor Supply Co.(a)	2,033	532,077
Ulta Beauty, Inc.*	10,127	5,295,206
USS Co. Ltd. (Japan)	52,000	429,892
		96,063,997
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	1,045,009	179,198,143
Brother Industries Ltd. (Japan)	65,100	1,207,359
Canon, Inc. (Japan)	36,900	1,099,438
Dell Technologies, Inc. (Class C Stock)	32,097	3,662,589
Hewlett Packard Enterprise Co.	432,197	7,662,853
HP, Inc.	109,020	3,294,584
Logitech International SA (Switzerland)	31,700	2,840,616
NetApp, Inc.	3,903	409,698
Samsung Electronics Co. Ltd. (South Korea)	88,848	5,339,544
Seagate Technology Holdings PLC(a)	43,038	4,004,686
Seiko Epson Corp. (Japan)	49,500	865,880
Super Micro Computer, Inc.*(a)	900	909,027
Western Digital Corp.*	33,289	2,271,641
Wistron Corp. (Taiwan)	211,630	797,228
		213,563,286
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	4,361	974,373
Brunello Cucinelli SpA (Italy)	24,168	2,762,106
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	35,284	5,371,651
Deckers Outdoor Corp.*	7,940	7,473,604
Hermes International SCA (France)	4,148	10,601,379
Lululemon Athletica, Inc.*	15,810	6,176,176
LVMH Moet Hennessy Louis Vuitton SE (France)	22,910	20,614,344
Moncler SpA (Italy)	6,025	449,590
NIKE, Inc. (Class B Stock)	22,481	2,112,764

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Pandora A/S (Denmark)	12,294	$1,984,326
Ralph Lauren Corp.	14,638	2,748,431
Tapestry, Inc.	4,297	204,022
VF Corp.	6,206	95,200
		61,567,966
Tobacco — 0.2%
Altria Group, Inc.	138,881	6,057,989
British American Tobacco PLC (United Kingdom)	136,658	4,147,720
Imperial Brands PLC (United Kingdom)	120,195	2,686,913
Japan Tobacco, Inc. (Japan)	92,500	2,466,228
Philip Morris International, Inc.	79,635	7,296,159
		22,655,009
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	12,300	1,068,993
Ashtead Group PLC (United Kingdom)	14,096	1,004,047
Brenntag SE (Germany)	12,519	1,055,114
Bunzl PLC (United Kingdom)	24,414	939,392
Fastenal Co.(a)	10,701	825,475
Ferguson PLC	9,438	2,061,542
Finning International, Inc. (Canada)	25,209	740,888
ITOCHU Corp. (Japan)	58,800	2,526,025
Marubeni Corp. (Japan)	19,000	329,074
Mitsubishi Corp. (Japan)	267,000	6,170,699
Mitsui & Co. Ltd. (Japan)	103,600	4,843,465
Reece Ltd. (Australia)	24,552	449,540
Seven Group Holdings Ltd. (Australia)	17,000	451,753
Toyota Tsusho Corp. (Japan)	35,300	2,424,081
United Rentals, Inc.	2,541	1,832,341
W.W. Grainger, Inc.	4,217	4,289,954
Watsco, Inc.(a)	3,322	1,435,004
WESCO International, Inc.	3,800	650,864
		33,098,251
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	9,020	1,776,521
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	51,889	842,634
		2,619,155
Water Utilities — 0.0%
American Water Works Co., Inc.	38,698	4,729,283
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	159,500	4,715,892
SoftBank Corp. (Japan)	36,900	475,085
SoftBank Group Corp. (Japan)	26,100	1,549,959
Tele2 AB (Sweden) (Class B Stock)	113,561	932,501
T-Mobile US, Inc.	9,364	1,528,392
Vodafone Group PLC (United Kingdom)	1,451,301	1,287,196
		10,489,025

Total Common Stocks (cost $4,117,945,738)		4,908,108,536
	Shares	Value

Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	$390,152
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	12,577	1,250,882
Volkswagen AG (Germany) (PRFC)	8,988	1,192,025
		2,833,059
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	31,192	2,507,090
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	108,435	479,973

Total Preferred Stocks (cost $5,650,579)		5,820,122
Unaffiliated Exchange-Traded Funds — 3.5%
iShares Core S&P 500 ETF	61,639	32,405,471
iShares Core U.S. Aggregate Bond ETF	1,368,535	134,034,318
iShares JP Morgan USD Emerging Markets Bond ETF	136,053	12,199,873
iShares MSCI EAFE ETF(a)	251,702	20,100,922
iShares Russell 1000 Growth ETF	215,575	72,659,554
iShares Russell 1000 Value ETF	304,679	54,571,056
SPDR S&P 500 ETF Trust	116,463	60,918,301
Vanguard Total Bond Market ETF	412,386	29,951,595

Total Unaffiliated Exchange-Traded Funds (cost $372,166,621)		416,841,090

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	570	1,898
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.7%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	700	699,444
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	500,825
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	194	189,799
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	769	770,490
Series 2024-01, Class A2, 144A
5.230%	03/20/30	800	798,679

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	$943,373
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	345,908
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		160	150,057
Series 2023-02, Class D, 144A
6.600%	02/15/36		400	405,061
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	796,055
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		25	25,026
Series 2021-03, Class D, 144A
1.009%	02/26/29		57	55,058
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		430	424,024
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		200	203,272
Series 2023-06, Class C
6.400%	03/17/31		100	102,903
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.723%(c)	08/20/29		363	362,629
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	279,813
				7,052,416
Collateralized Loan Obligations — 4.6%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)
6.969%(c)	04/20/32		4,395	4,398,004
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.676%(c)	07/15/31		1,314	1,314,717
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.789%(c)	10/20/34		7,500	7,496,158
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.818%(c)	04/25/34	EUR	2,418	2,582,042
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)
6.619%(c)	01/22/38	EUR	6,700	7,315,512
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.712%(c)	04/15/32	EUR	8,060	$8,595,958
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
4.852%(c)	06/22/34	EUR	5,000	5,344,497
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.186%(c)	07/25/34		1,491	1,490,563
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)
6.537%(c)	04/23/31		1,693	1,692,447
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	10/17/32		10,595	10,616,778
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)
6.739%(c)	10/21/34		1,250	1,250,350
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.618%(c)	04/18/35		15,000	15,002,450
Barings CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.529%(c)	07/20/29		331	331,072
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.586%(c)	10/15/33		801	801,955
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	01/20/34		10,450	10,457,438
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.651%(c)	05/17/31		1,336	1,337,427
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.746%(c)	10/15/34		17,575	17,579,318
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.701%(c)	08/20/32		17,000	17,004,877
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.542%(c)	04/15/31	EUR	2,930	3,128,869
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	07/20/34		4,000	4,002,986

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.932%(c)	10/15/35	EUR	12,510	$13,365,081
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)
6.631%(c)	07/27/31		5,767	5,767,496
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)
6.681%(c)	01/25/33		15,000	15,001,386
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	07/20/34		3,500	3,492,351
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	01/20/35		1,840	1,836,104
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.759%(c)	07/20/34		3,519	3,518,652
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.560%(c)	04/18/31		893	893,561
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.619%(c)	04/20/31		4,572	4,578,004
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.716%(c)	07/15/34		3,811	3,818,287
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.686%(c)	10/25/33		2,080	2,080,017
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.209%(c)	01/25/37		14,000	13,988,162
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.835%(c)	08/26/32	EUR	10,350	11,093,327
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	07/15/29		130	129,530
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.696%(c)	07/15/31		2,670	2,673,775
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		10,500	10,508,904
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.816%(c)	04/15/33		1,297	$1,298,299
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37		25,000	25,104,478
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/22/31		3,447	3,448,219
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.919%(c)	04/22/37		20,000	20,010,972
Series 4A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)
6.669%(c)	04/20/32		4,648	4,648,405
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.586%(c)	04/15/31		3,783	3,786,935
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.717%(c)	04/15/34		2,930	2,931,137
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.758%(c)	10/20/31		2,346	2,347,683
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.868%(c)	04/15/33		2,930	2,939,764
Hayfin Emerald CLO DAC (Ireland),
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.695% (Cap N/A, Floor 1.695%)
5.637%(c)	04/15/35	EUR	6,250	6,748,216
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.848%(c)	04/25/34	EUR	1,465	1,565,615
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.534%(c)	02/05/31		209	207,976
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/26/34		1,000	1,000,000
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.616%(c)	04/25/31		5,699	5,706,511
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.639%(c)	04/21/31		1,228	1,227,693
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	01/20/35		7,750	7,768,282

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Indigo Credit Management I DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
5.824%(c)	10/15/37	EUR	7,000	$7,594,603
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.592%(c)	07/15/31	EUR	3,519	3,755,930
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	04/25/30		502	502,623
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		12,080	12,073,960
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)
6.500%(c)	07/18/30		545	545,119
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.598%(c)	10/17/31		2,655	2,659,401
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	10/20/34		16,750	16,732,423
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
4.732%(c)	05/25/34	EUR	3,000	3,184,516
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.656%(c)	10/15/32		2,770	2,770,994
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.326%(c)	04/15/29		1,549	1,548,569
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	04/25/32		6,054	6,063,698
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34		17,250	17,262,938
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/12/30		2,035	2,036,402
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.696%(c)	07/15/31		2,769	2,770,194
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.689%(c)	04/22/30		17,000	17,020,189
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class BR, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.178%(c)	04/17/30		1,400	$1,401,966
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.796%(c)	10/15/34		5,000	5,011,452
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	04/26/31		4,100	4,105,786
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.658%(c)	04/17/31		5,503	5,510,122
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/30/30		1,480	1,481,263
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.596%(c)	04/15/31		1,057	1,057,429
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.708%(c)	01/17/31		608	608,287
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BR, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)
6.417%(c)	01/15/38	EUR	10,000	10,869,867
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)
6.376%(c)	10/15/29		233	232,005
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.429%(c)	07/20/34		810	813,002
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.756%(c)	10/15/34		7,500	7,500,380
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.726%(c)	07/15/31		2,423	2,424,140
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	10/20/31		4,129	4,128,692
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	10/20/34		7,500	7,501,248
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.769%(c)	01/20/35		8,750	8,766,013

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31		908	$908,112
Series 2013-02RA, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.526%(c)	04/15/29		83	82,636
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.782%(c)	01/17/32	EUR	10,500	11,259,985
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.778%(c)	04/25/30	EUR	1,028	1,103,649
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.643%(c)	02/20/30	EUR	5,813	6,225,722
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.536%(c)	04/16/31		365	365,478
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.761%(c)	10/29/34		6,095	6,101,650
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/25/34		2,930	2,936,225
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.818%(c)	01/17/30		946	947,314
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.547%(c)	04/15/37	EUR	15,000	16,205,964
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.787%(c)	04/23/32		3,465	3,470,353
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.578%(c)	04/25/37		8,250	8,291,144
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.660%(c)	07/18/31		5,938	5,935,486
Series 2020-39A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	04/15/33		867	868,669
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.658%(c)	10/17/32		450	450,332
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	07/17/31	2,144	$2,145,523
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.749%(c)	07/20/32	3,971	3,968,837
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31	1,217	1,217,775
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.710%(c)	07/24/32	15,000	15,006,816
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34	4,295	4,291,353
			554,944,474
Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	34	33,433
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	163	159,212
Series 2022-X01, Class A, 144A
1.750%	02/15/27	17	16,275
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	57	55,616
Series 2022-A, Class A, 144A
1.710%	02/20/35	481	472,777
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	255	233,201
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	279,408
Series 2023-01A, Class A, 144A
5.500%	06/14/38	1,500	1,522,432
Series 2023-01A, Class D, 144A
7.490%	06/14/38	300	308,641
Series 2023-02A, Class C, 144A
6.740%	09/15/36	200	202,814
Series 2023-02A, Class D, 144A
7.520%	09/15/36	200	205,041
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	60	58,348
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	32	32,242
Series 2021-01, Class C, 144A
1.610%	09/25/30	200	196,021

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	$187,599
				3,963,060
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.385%(c)	03/15/32	GBP	1,100	1,390,170
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	05/25/34		24	22,203
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.944%(c)	03/25/43		11	10,691
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.019%(c)	03/25/54		46	46,039
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.144%(c)	09/25/34		16	14,555
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	08/25/33		19	19,067
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		98	97,970
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		99	99,179
				309,704
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.244%(c)	06/25/24		290	288,000
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.044%(c)	02/25/34		5	4,982
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.098%(c)	10/25/34		12	11,581
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.494%(c)	11/25/34		4	3,802
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.289%(c)	01/25/35	13	$12,421
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.375%(c)	09/25/34	50	49,205
			81,991
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	11	10,569
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	75	70,573
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	134	125,509
			206,651

Total Asset-Backed Securities (cost $571,728,169)			568,236,466
Commercial Mortgage-Backed Securities — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	108,709
Series 2018-BN13, Class A4
3.953%	08/15/61	430	411,465
Series 2019-BN20, Class A2
2.758%	09/15/62	534	469,436
Series 2019-BN24, Class A3
2.960%	11/15/62	190	169,992
Series 2021-BN34, Class A5
2.438%	06/15/63	230	186,667
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	385	350,940
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.140%(c)	09/15/38	300	296,314
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.790%(c)	09/15/38	600	591,375
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	1,070	946,615
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	345	323,557
Series 2019-CD08, Class A3
2.657%	08/15/57	960	851,443

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		374	$355,164
Series 2016-C07, Class A2
3.585%	12/10/54		334	318,055
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		788	768,514
Series 2017-C04, Class A3
3.209%	10/12/50		317	297,426
Series 2019-GC41, Class A4
2.620%	08/10/56		385	339,077
Commercial Mortgage Trust,
Series 2014-UBS06, Class A4
3.378%	12/10/47		228	224,906
Series 2015-LC21, Class A3
3.445%	07/10/48		488	478,386
Series 2015-LC23, Class A3
3.521%	10/10/48		499	488,561
Series 2016-COR01, Class A3
2.826%	10/10/49		450	424,768
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	115,050
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		295	276,629
Series 2018-CX12, Class A3 (original cost $305,864; purchased 07/09/21)(f)
3.959%	08/15/51		270	256,827
Series 2019-C17, Class A4
2.763%	09/15/52		145	127,680
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.229%(c)	08/07/30	GBP	544	681,289
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		305	288,469
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.646%(cc)	09/25/24		150	227
Series K052, Class X1, IO
0.625%(cc)	11/25/25		12,658	103,378
Series K055, Class X1, IO
1.334%(cc)	03/25/26		2,962	66,397
Series K097, Class X1, IO
1.090%(cc)	07/25/29		1,573	74,110
Series K131, Class X1, IO
0.728%(cc)	07/25/31		22,726	975,146
Series K736, Class X1, IO
1.281%(cc)	07/25/26		215	4,792
Series K741, Class X1, IO
0.566%(cc)	12/25/27		214	3,762
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.540%(c)	10/15/36		350	$336,693
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.990%(c)	10/15/36		580	570,450
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		160	158,072
Series 2019-GC42, Class A3
2.749%	09/10/52		850	754,579
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		744	734,477
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.219%(c)	03/15/39		400	390,567
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.669%(c)	03/15/39		1,100	1,061,121
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		190	178,813
Series 2019-H07, Class A3
3.005%	07/15/52		65	58,539
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36		700	618,985
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	166,521
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.939%(c)	03/15/36		150	140,272
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.321%(c)	08/17/31	GGP	1,215	1,520,481
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $498,129; purchased 07/09/21)(f)
4.030%	08/15/51		440	420,898
Series 2019-C16, Class A3
3.344%	04/15/52		385	357,547
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		335	317,204
Series 2017-C41, Class A3
3.210%	11/15/50		575	539,357
Series 2019-C49, Class A3
3.749%	03/15/52		505	491,000
Series 2019-C52, Class A4
2.643%	08/15/52		245	219,177

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-C59, Class A5
2.626%	04/15/54		140	$118,948

Total Commercial Mortgage-Backed Securities (cost $22,735,580)				20,528,827
Corporate Bonds — 3.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		1,525	1,342,795
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		125	126,719
7.500%	02/01/29(a)		425	437,750
7.875%	04/15/27		3,694	3,694,000
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		515	514,717
				6,115,981
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,069,432
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	424	428,340
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,924	2,708,812
				4,206,584
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		60	59,564
5.750%	04/20/29		1,265	1,240,927
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,378	2,299,658
4.625%	04/15/29		507	471,660
				4,071,809
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		398	358,035
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,145	1,136,296
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	128,533
				1,622,864
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.500%	09/20/33		320	$324,339
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		700	582,643
4.750%	01/15/43		15	12,427
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	180,742
4.000%	11/13/30		500	446,770
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		525	516,862
Sr. Unsec’d. Notes
6.050%	10/10/25		255	256,943
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		415	416,366
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	1,801,334
				4,538,426
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		400	390,000
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		711	708,316
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		64	63,600
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		70	61,850
5.625%	06/15/28(a)		650	634,247
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	605,840
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,400	2,189,575
				4,653,428
Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	400	271,197
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		900	909,411
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	501,951
3.800%	10/27/30	CNH	25,720	3,766,468

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco BPI SA (Portugal),
Covered Bonds
3.625%	07/04/28	EUR	1,000	$1,096,481
Banco de Sabadell SA (Spain),
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	400	436,727
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		260	258,700
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	185,495
0.500%	07/08/31	EUR	200	169,379
4.000%	09/08/27	EUR	300	327,503
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,169	968,063
5.933%(ff)	09/15/27		305	309,139
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		2	1,815
3.970%(ff)	03/05/29		1,095	1,046,861
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		310	309,446
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		255	253,096
Banque Federative du Credit Mutuel SA (France),
Sr. Non-Preferred Notes, EMTN
4.375%	05/02/30	EUR	200	223,072
Sub. Notes
3.875%(ff)	06/16/32	EUR	600	639,342
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	160	171,442
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	600	601,869
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.738%(ff)	02/20/35		450	452,470
Sr. Non-Preferred Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	185,666
2.125%(ff)	01/23/27	EUR	2,100	2,200,676
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		620	619,013
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		498	467,307
6.612%(ff)	10/19/27		505	515,168
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/14/34	EUR	200	229,886
BPER Banca (Italy),
Covered Bonds, EMTN
3.750%	10/22/28	EUR	450	494,509
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		340	342,488
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	200	$233,046
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,200	1,189,464
Cie de Financement Foncier SA (France),
Covered Bonds, EMTN
1.250%	11/15/32	EUR	800	750,198
3.375%	09/16/31	EUR	1,000	1,106,447
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		170	166,316
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	646,910
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		850	802,436
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		2,580	2,470,252
Sub. Notes
6.174%(ff)	05/25/34		155	157,480
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30		200	199,689
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		343	339,077
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	1,400	1,229,095
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	250,739
Credit Agricole Italia SpA (Italy),
Covered Bonds
0.375%	01/20/32	EUR	100	87,138
3.500%	01/15/30	EUR	200	218,649
Covered Bonds, EMTN
3.500%	07/15/33	EUR	200	221,125
Credit Agricole SA (France),
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	200	190,868
4.375%	11/27/33	EUR	400	453,950
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	500	564,346
Sr. Preferred Notes
4.125%(ff)	01/10/31	EUR	100	111,035
Danske Mortgage Bank PLC (Finland),
Covered Bonds
3.500%	01/29/29	EUR	425	467,857
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		585	536,520
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	2,131,530
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	136,132

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	940	$546,549
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)		125	128,808
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	1,000	1,005,909
3.500%	07/02/25	CNH	2,200	303,389
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	381,421
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	765,048
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		2,155	1,744,854
4.482%(ff)	08/23/28		340	332,614
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	1,385	1,628,142
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35		145	144,699
6.208%(ff)	08/21/29		465	476,195
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.335%(ff)	03/19/30		200	199,586
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,130	1,113,676
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		60	48,855
2.069%(ff)	06/01/29		1,230	1,090,874
2.545%(ff)	11/08/32		415	345,094
2.580%(ff)	04/22/32		72	60,784
3.702%(ff)	05/06/30		311	291,340
4.851%(ff)	07/25/28		425	421,522
5.012%(ff)	01/23/30(a)		1,050	1,045,758
5.040%(ff)	01/23/28		55	54,807
5.336%(ff)	01/23/35(a)		100	100,357
M&T Bank Corp.,
Sr. Unsec’d. Notes
7.413%(ff)	10/30/29		750	791,159
Mediobanca Banca di Credito Finanziario SpA (Italy),
Covered Bonds, EMTN
1.250%	11/24/29	EUR	340	328,949
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	621,822
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	920,137
5.173%(ff)	01/16/30		635	635,795
5.449%(ff)	07/20/29		250	252,152
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		100	$63,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,171,093
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		430	365,271
Sub. Notes
2.484%(ff)	09/16/36		155	122,519
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	1,594	1,594,748
Permanent TSB Group Holdings PLC (Ireland),
Sr. Unsec’d. Notes
6.625%(ff)	06/30/29	EUR	330	386,809
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.875%(ff)	10/20/34		300	328,452
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	138,604
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	290,847
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		400	328,668
Sr. Non-Preferred Notes, EMTN
1.250%	12/07/27	GBP	200	221,497
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,145,532
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		315	316,584
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		315	315,329
Sr. Unsec’d. Notes, MTN
4.285%	09/13/24		200	198,820
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30		400	399,318
5.867%(ff)	06/08/34		100	101,222
7.161%(ff)	10/30/29		300	320,043
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		165	168,208
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
6.246%(ff)	09/22/29		580	597,647
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	355	290,557
4.750%(ff)	03/17/32	EUR	535	605,975
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		1,545	1,470,795

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
6.303%(ff)	10/23/29		365	$380,252
6.491%(ff)	10/23/34		155	166,373
Sr. Unsec’d. Notes, MTN
5.198%(ff)	01/23/30(a)		1,380	1,377,585
5.557%(ff)	07/25/34		435	437,022
				62,698,004
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		350	317,481
5.550%	01/23/49		175	182,567
				500,048
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		75	70,114
5.150%	03/02/28		305	307,112
5.600%	03/02/43		55	55,907
				433,133
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	530	584,727
4.500%	11/29/32	EUR	400	457,540
5.800%	11/30/25		1,375	1,384,124
6.200%	03/15/54		70	77,090
Sr. Unsec’d. Notes, 144A
4.375%	05/29/25	EUR	500	532,953
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		707	692,692
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		238	232,739
4.875%	12/15/27		1,200	1,148,408
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		365	321,200
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	165	157,771
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,295	2,243,490
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,164	1,943,388
				9,776,122
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	2,100	$2,079,490
Celanese US Holdings LLC,
Gtd. Notes
6.350%	11/15/28		265	274,952
6.700%	11/15/33		25	26,654
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		340	338,221
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29(a)		200	207,762
				2,927,079
Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
5.000%	08/02/41		200	159,875
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	500	537,429
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		538	537,674
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,200	1,032,571
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,370	1,239,850
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		640	576,653
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	445	422,166
5.125%	06/14/33	EUR	420	482,370
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		275	287,963
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		1,200	1,122,360
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	700	728,527
4.250%	09/25/30	GBP	435	515,132
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29		190	190,405
5.400%	05/01/53		50	50,129
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	747,700

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		159	$111,453
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		2,950	2,570,995
3.875%	02/15/31		86	77,023
4.875%	01/15/28(a)		695	675,900
5.250%	01/15/30		2,140	2,087,333
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		76	65,575
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		1,100	1,103,789
				15,322,872
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	813,844
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
5.291%(c)	12/15/54		100	98,769
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,829	2,589,953
LKQ Corp.,
Gtd. Notes
5.750%	06/15/28		315	320,602
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	315	344,227
				3,254,782
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		440	408,642
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		100	100,751
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		80	80,384
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		628	626,103
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	1,400	1,357,923
Covered Bonds, EMTN
0.375%	01/21/32	EUR	800	707,812
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30		215	$216,834
6.377%(ff)	06/08/34		880	913,633
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,722	1,756,403
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,243	1,236,029
Credit Mutuel Home Loan SFH SA (France),
Covered Bonds, EMTN
3.250%	04/20/29	EUR	500	546,038
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		175	198,228
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	68,066
5.500%	08/15/28		837	800,304
6.000%	01/15/27(a)		2,805	2,770,090
OMERS Finance Trust (Canada),
Gtd. Notes
3.500%	04/19/32		708	646,682
Gtd. Notes, 144A
3.125%	01/25/29	EUR	325	350,702
3.500%	04/19/32		920	840,322
4.000%	04/20/28		466	450,875
5.500%	11/15/33		557	579,327
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25		518	523,465
7.125%	03/15/26		2,570	2,615,936
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	699	729,207
2.000%	04/16/31		1,134	954,061
Gtd. Notes, 144A
1.250%	09/27/30		990	802,235
2.000%	04/16/31		1,372	1,154,296
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,274	2,173,392
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	606,201
5.750%	09/15/31		950	882,160
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,000	960,176
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		295	340,867
				26,397,144

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 0.3%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	600	$577,724
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		397	328,671
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		616	540,598
4.500%	02/15/28		1,181	1,122,657
5.250%	06/01/26		98	97,005
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		845	782,630
5.000%	02/01/31		1,035	952,057
5.125%	03/15/28		3,189	3,058,867
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,271	1,120,973
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		245	239,350
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	100	137,323
EDP - Energias de Portugal SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	400	438,496
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	310	253,997
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	958,148
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	700	764,643
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,800	2,681,000
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		415	410,602
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33		145	143,032
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,334,750
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,030	1,090,191
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		90	89,427
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		140	142,752
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.245%	03/30/34	EUR	180	$183,759
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		284	176,881
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		76	62,900
5.783%	09/16/52		40	40,026
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,721	1,711,571
Gtd. Notes, 144A
3.375%	02/15/29		230	204,570
3.625%	02/15/31		1,378	1,189,678
3.875%	02/15/32(a)		337	289,151
5.250%	06/15/29		201	192,779
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		475	507,925
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,100	1,134,459
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.278%(s)	04/11/31	CAD	1,000	551,519
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		310	227,665
4.200%	03/01/29		734	696,552
4.950%	07/01/50		60	51,688
5.550%	05/15/29		400	403,502
6.100%	01/15/29		310	319,358
6.950%	03/15/34		240	263,037
Sr. Sec’d. Notes
3.250%	06/01/31		90	78,106
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	735	651,349
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.250%	09/15/26		105	98,530
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29		115	107,562
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		120	123,506
5.850%	11/01/27		240	246,275
5.950%	11/01/32(a)		85	89,122
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		21	21,731
Southern Co. (The),
Sr. Unsec’d. Notes
5.500%	03/15/29		300	305,870
5.700%	03/15/34		145	149,647

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		2,882	$2,854,622
8.000%(ff)	10/15/26(oo)		3,078	3,136,872
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,375	2,454,929
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,547	3,436,941
5.500%	09/01/26		15	14,773
5.625%	02/15/27		1,169	1,150,991
				40,392,739
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		625	631,567
6.625%	03/15/32		470	477,793
7.125%	06/15/25		568	568,730
7.250%	06/15/28		546	557,479
				2,235,569
Electronics — 0.0%
Assa Abloy AB (Sweden),
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	620	690,499
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	750	809,015
3.700%	08/15/29	EUR	750	815,466
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	700	772,519
4.125%	11/02/34	EUR	265	300,805
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		105	90,860
				3,479,164
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,155	1,083,584
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	193,656
2.000%	02/15/33	EUR	3,000	2,796,055
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	2,035	2,120,595
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		595	557,998
5.500%	07/31/47		400	337,625
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		355	332,923
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		694	$614,422
				8,036,858
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,100	1,918,976
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		1,125	1,136,031
7.000%	02/15/30		775	795,604
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		1,567	1,568,558
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		1,046	1,012,197
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,753	1,284,684
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		570	558,734
4.054%	03/15/29		165	154,537
5.050%	03/15/42(a)		635	544,754
5.141%	03/15/52		30	24,912
6.412%	03/15/26		305	305,009
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	43,603
7.125%	02/15/31		630	652,169
				9,999,768
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		470	481,750
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		495	503,052
5.500%	09/18/26		410	411,517
				1,396,319
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		850	794,813
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,205	3,804,138
4.500%	02/16/26	GBP	225	272,891
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,609,022

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,222	$1,386,185
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28		500	492,536
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	590,302
4.375%	01/31/32		524	469,574
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		400	386,420
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		550	553,834
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,075	967,082
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29		40	40,377
				12,367,174
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		120	105,975
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		75	73,373
5.875%	08/20/26		376	375,311
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	300	271,060
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,173,462
				1,893,206
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26		500	503,000
Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	700	757,432
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		520	519,000
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,183,318
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29	1,495	$1,501,740
			3,961,490
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	194	159,334
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	444	385,225
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	150	125,500
4.625%	06/01/30	2,605	2,331,735
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32	200	177,034
4.125%	06/15/29	65	61,511
5.250%	06/15/26	950	947,287
5.375%	02/01/25	1,645	1,640,522
5.875%	02/01/29	490	500,938
5.900%	06/01/53	95	95,543
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	50	47,618
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,715	1,710,890
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	550	511,003
4.375%	01/15/30	1,710	1,581,213
4.625%	06/15/28(a)	855	814,575
5.125%	11/01/27	1,041	1,017,891
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	243	174,265
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	35	28,845
4.375%	03/15/42	240	217,551
4.750%	07/15/45	47	43,989
5.250%	02/15/28	205	208,714
			12,781,183
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	134	123,624
6.625%	01/15/28	2,294	2,301,165
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	50	49,368
7.250%	10/15/29(a)	1,108	1,121,348

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		506	$451,605
6.250%	09/15/27(a)		741	722,475
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,165	1,953,912
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,377
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		500	476,470
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,774	1,601,035
5.250%	12/15/27		882	853,335
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		2,190	2,160,980
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		310	309,958
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		905	864,978
				13,071,630
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	460,584
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	196,537
				657,121
Insurance — 0.1%
Allianz SE (Germany),
Jr. Sub. Notes
3.375%(ff)	09/18/24(oo)	EUR	200	214,119
Sub. Notes
5.824%(ff)	07/25/53	EUR	200	240,382
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31		295	297,298
5.750%	03/01/54		90	92,118
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	2,035	2,191,947
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	370	422,210
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		335	327,946
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	$711,579
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		170	176,593
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		162	142,052
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,656,961
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		130	98,359
				6,571,564
Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	465	522,912
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53		235	248,446
5.750%	05/15/63		195	209,217
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	302,988
				1,283,563
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,200	1,174,059
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	202,688
Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		1,275	1,391,172
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		475	468,963
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)		800	790,000
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		250	259,458
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		1,025	1,011,572

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	$1,441,812
				5,362,977
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		570	563,476
3.500%	08/18/26		195	184,655
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)		2,009	1,910,262
6.500%	04/15/32		2,000	1,994,938
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,225	1,189,389
				5,842,720
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		400	415,453
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		420	418,669
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	921,595
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	3,485	3,612,371
				5,368,088
Media — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		3,450	2,751,375
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		265	212,872
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		510	415,109
4.250%	01/15/34(a)		1,000	754,721
4.500%	08/15/30		50	42,001
4.500%	06/01/33		305	238,029
4.750%	03/01/30		1,548	1,327,852
5.000%	02/01/28		90	83,808
5.125%	05/01/27		315	300,049
5.375%	06/01/29(a)		245	224,269
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32		400	308,735
3.900%	06/01/52		1,303	829,406
6.150%	11/10/26		415	418,029
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		185	$185,742
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28		500	506,497
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,600	1,085,663
5.500%	04/15/27		230	205,767
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	787,431
5.750%	01/15/30		1,000	529,056
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $45,563; purchased 01/31/24)(f)
6.625%	08/15/27(d)		675	19,210
Sec’d. Notes, 144A (original cost $716,625; purchased 08/30/22)(f)
5.375%	08/15/26(d)		3,675	103,841
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		295	248,249
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		110	46,093
5.875%	11/15/24		215	205,463
7.375%	07/01/28		410	195,369
7.750%	07/01/26		3,439	2,298,589
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,150	2,196,201
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,420	1,447,116
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,100	1,194,355
5.250%	05/15/29	GBP	675	781,484
				19,942,381
Mining — 0.0%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.125%	03/15/31		235	238,967
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	170	192,105
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		640	712,627
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, MTN
4.763%	04/14/27		400	390,200
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		160	160,242
				1,694,141

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.0%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	300	$266,909
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	500	555,361
5.000%	01/24/29		250	249,298
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,395	1,519,955
4.125%	02/13/34		968	951,398
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	228,180
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	165,912
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	161	142,056
3.000%	10/14/33	EUR	320	352,516
				4,164,676
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		865	805,094
Oil & Gas — 0.2%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		510	516,160
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	691,433
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		550	507,661
5.600%	06/13/28		440	446,332
6.000%	06/13/33		385	396,608
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		250	240,164
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		1,177	1,179,919
9.000%	11/01/27		35	44,131
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)		648	665,567
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	1,360	1,401,577
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	210,822
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26		720	715,176
5.875%	02/01/29		1,851	1,834,612
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		700	$699,275
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	473,372
8.625%	11/01/30		225	241,546
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32		800	806,640
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		325	326,835
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		400	403,077
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		665	649,343
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	500	581,346
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		145	141,424
6.000%	04/15/30		628	614,441
6.000%	02/01/31		145	141,312
6.250%	04/15/32		1,041	1,027,243
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,300
7.125%	02/01/27		71	71,976
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		715	717,634
6.375%	09/01/28(a)		70	72,854
6.950%	07/01/24		184	184,315
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28(a)		460	467,572
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,300	1,339,529
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,600	1,947,184
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,100	1,993,715
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		460	456,566
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,060,351

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		1,900	$1,846,530
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	1,322,420
				26,470,962
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,475	1,488,678
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,311	1,223,911
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27		1,650	1,541,378
				4,253,967
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		128	113,979
4.250%	11/21/49		81	70,108
4.700%	05/14/45		50	46,704
4.950%	03/15/31		340	343,065
5.400%	03/15/54		165	169,826
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		600	563,377
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		298	176,515
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		553	250,233
5.000%	02/15/29		794	333,480
5.250%	01/30/30		2,669	1,094,290
5.250%	02/15/31		607	248,870
6.250%	02/15/29		4,024	1,720,260
7.000%	01/15/28		57	25,080
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.500%	02/22/44		90	92,086
5.550%	02/22/54		190	195,574
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		310	310,012
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/09/54		95	94,509
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		50	32,711
5.000%	05/17/53		85	83,157
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28(a)		650	$605,525
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		650	575,649
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		315	311,540
Sandoz Finance BV (Netherlands),
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	975	1,086,706
				8,543,256
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,700	1,635,206
5.750%	03/01/27		426	420,293
6.625%	02/01/32		645	647,757
7.875%	05/15/26		668	681,242
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		210	211,332
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34(a)		145	144,067
6.042%	08/15/28		405	413,968
6.055%	08/15/26		310	312,943
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		325	336,887
6.497%	08/15/43		155	165,857
Enbridge, Inc. (Canada),
Gtd. Notes
6.200%	11/15/30		115	121,755
6.700%	11/15/53		220	247,608
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,684	1,649,925
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		2,610	2,561,836
Sr. Unsec’d. Notes
5.400%	10/01/47		790	729,426
6.050%	12/01/26		835	852,307
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		1,175	1,186,340
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38		275	279,730
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		326	317,763
5.200%	03/01/47		675	617,985

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		200	$204,637
5.800%	11/01/30		110	113,367
6.050%	09/01/33		590	615,930
6.350%	01/15/31		80	84,622
6.625%	09/01/53		75	82,689
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		912	879,249
6.000%	12/31/30		750	712,183
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29		960	1,000,974
6.500%	03/30/34		115	123,688
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		40	36,010
4.125%	08/15/31		40	35,622
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		65	63,584
4.050%	02/01/30		825	768,470
5.250%	02/01/50		342	305,741
5.300%	03/01/48		555	483,691
5.450%	04/01/44		775	711,739
6.350%	01/15/29		300	310,936
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		589	566,753
4.900%	03/15/29		415	412,335
				21,046,447
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	955	834,339
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	372,065
1.625%	04/20/30	EUR	200	178,884
2.200%	07/24/25	EUR	2,035	2,124,837
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,600	2,496,727
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	2,008,626
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	321,793
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	272,437
3.200%	08/14/27	CNH	7,000	962,089
				9,571,797
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		1,340	$1,263,674
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	373,119
9.750%	06/15/25		176	176,062
Sr. Unsec’d. Notes
4.750%	02/15/28(a)		979	790,063
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	705,341
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)		280	214,634
5.000%	10/15/27(a)		1,572	1,326,979
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	340	390,208
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	500	570,657
5.750%	12/05/31	GBP	585	761,941
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,720	1,724,927
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		2,725	2,415,126
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	914,239
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		700	677,311
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		60	58,711
4.125%	08/15/30		10	9,106
4.250%	12/01/26		30	28,863
4.500%	09/01/26		130	125,920
4.500%	01/15/28		435	416,855
4.625%	06/15/25		70	69,010
5.750%	02/01/27		5	4,996
				13,017,742
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		429	403,260
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		110	115,386
6.550%	11/01/33		330	361,280

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	3,500	$3,988,411
12.000%	11/30/28		2,275	2,414,344
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	372,313
3.875%	10/01/31		1,161	981,977
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		130	103,484
4.950%	09/15/52(a)		30	28,601
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		695	689,627
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	973,043
				10,431,726
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		294	262,328
2.600%	02/15/33		1,060	859,857
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		40	34,297
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		85	61,522
4.250%	12/15/42		32	27,984
4.600%	03/25/40		30	28,186
4.800%	10/01/41		40	37,836
4.875%	02/10/26		210	209,434
5.600%	02/21/54		95	96,833
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		125	128,054
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		400	426,375
Sr. Unsec’d. Notes, 144A
5.500%	01/16/29		200	199,500
				2,372,206
Software — 0.0%
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		484	484,688
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		1,305	1,017,900
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		720	673,159
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
2.550%	12/01/33		95	$76,163
3.500%	06/01/41		147	114,657
3.950%	04/30/31	EUR	850	944,114
5.539%	02/20/26		315	314,989
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27		315	315,629
5.300%	02/26/54		150	154,028
5.350%	02/26/64		215	220,299
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	238,500
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,950	2,078,944
Sr. Sec’d. Notes, 144A
6.500%	10/15/26		200	197,420
7.000%	10/15/28		200	197,350
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	400	443,334
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	1,300	1,376,096
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		255	253,203
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	115,688
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		773	936,574
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		260	263,234
7.625%	03/01/26		25	25,817
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		55	40,506
5.500%	01/15/55		65	64,919
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		107	75,391
2.850%	09/03/41		27	19,440
2.875%	11/20/50		60	39,211
2.987%	10/30/56		101	64,588
3.000%	11/20/60		65	40,523
4.125%	03/16/27		280	273,904
5.500%	02/23/54		65	65,661
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	800	880,981
4.500%	07/15/31	GBP	2,100	2,251,897
				13,774,119

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	$1,717,637
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	700	758,496
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,975	2,971,307
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	453,387
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	251	222,304
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	500	378,694
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	179,657
7.125%	02/01/32		495	509,490
				7,190,972
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.350%	01/12/27(a)		20	20,026
5.750%	05/24/26		490	493,566
6.050%	08/01/28		350	360,376
				873,968
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		111	79,475

Total Corporate Bonds (cost $451,936,698)				429,102,270
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.169%(c)	11/17/28		980	912,966
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
2024 Repricing Term Loan, 1 Month SOFR + 3.500%
8.827%(c)	08/12/28		167	167,786
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.176%(c)	03/01/29		2,235	2,232,394
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%
8.445%(c)	03/20/28	1,777	$1,763,359
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	387	630,510
First Lien Term Loan, 1 Month SOFR + 10.100%
15.426%(c)	05/25/26	378	359,373
Second Lien Term Loan
10.000%	08/24/26	2,264	59,984
			1,049,867
Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
9.195%(c)	03/06/28	2,226	2,225,585
Telecommunications — 0.0%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.063%(c)	05/29/27	1,326	1,265,799

Total Floating Rate and Other Loans (cost $9,460,480)			9,617,756
Municipal Bonds — 0.0%
California — 0.0%
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	260	187,621
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue,
Revenue Bonds, BABs
5.735%	06/01/39	55	56,583
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	160	182,102
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	438,482
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	1,165	984,681
			1,849,469
New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	240	267,110
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	466	269,046

Total Municipal Bonds (cost $2,527,688)			2,385,625

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.570%(c)	03/25/42	130	$145,098
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.570%(c)	03/25/42	100	108,804
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.770%(c)	04/25/34	150	153,446
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.320%(c)	11/25/41	90	90,511
Fannie Mae REMIC,
Series 2017-66, Class BD
3.000%	09/25/47	388	342,429
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.320%(c)	08/25/33	190	202,034
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.470%(c)	12/25/33	145	156,090
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	09/25/41	430	431,203
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.670%(c)	12/25/41	200	201,122
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	66	10,744
Series 4910, Class MI, IO
4.000%	08/25/49	85	17,596
Series 5020, Class IH, IO
3.000%	08/25/50	391	62,642
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	781	752,264
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49	539	467,350
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.920%(c)	04/25/34	298	297,619
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.220%(c)	04/25/34	200	203,406
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.444%(c)	10/25/59		25	$24,664

Total Residential Mortgage-Backed Securities (cost $3,606,252)				3,667,022
Sovereign Bonds — 1.0%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,375,372
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	1,312	719,534
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	753	481,757
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	1,320	702,907
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	3,274	1,249,454
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	1,441	870,530
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	218,430
4.690%	10/28/34	EUR	200	226,174
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	394,383
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,784	3,727,240
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	50	33,900
4.125%	09/23/29	EUR	900	1,007,073
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	485	556,599
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	443,090
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	500	377,201
Canadian Government Bond (Canada),
Bonds
3.500%	12/01/45	CAD	235	175,615
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	75,982
3.950%	06/29/43	CNH	18,500	2,895,225
4.000%	11/30/35	CNH	5,000	771,663
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,311,780

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
City of Montreal Canada (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	$355,976
City of Toronto Canada (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	173,789
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,070	2,202,267
Colombian TES (Colombia),
Bonds, Series B
6.000%	04/28/28	COP	1,225,100	281,164
7.250%	10/18/34	COP	245,600	51,607
7.250%	10/26/50	COP	391,400	70,961
9.250%	05/28/42	COP	338,200	76,988
13.250%	02/09/33	COP	436,900	132,923
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	97,973
1.125%	03/04/33	EUR	200	180,235
1.500%	06/17/31	EUR	2,205	2,126,110
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,900	2,252,420
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 078
2.500%	08/25/28	CZK	4,830	195,845
Sr. Unsec’d. Notes, Series 103
2.000%	10/13/33	CZK	1,380	49,673
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	850	30,778
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	1,300	43,302
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,624	295,242
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	255	290,738
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	273	234,855
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	490	461,013
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	1,230	734,926
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.000%	09/15/33	EUR	369	405,056
French Republic Government Bond OAT (France),
Bonds, 144A
2.500%	09/24/26	EUR	1,123	1,201,868
3.000%	06/25/49	EUR	666	693,034
3.250%	05/25/55	EUR	494	525,970
Bonds, Series OATe, 144A
0.600%	07/25/34	EUR	1,078	1,167,638
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,400	$4,040,470
3.375%	06/15/34	EUR	216	232,573
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	147,372
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	568,426
Hungary Government Bond (Hungary),
Bonds, Series 32/A
4.750%	11/24/32	HUF	24,670	59,152
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	3,290	2,907,194
6.125%	05/22/28		200	205,063
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	198,000
6.750%	09/25/52		200	214,816
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	1,000	947,487
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,100	941,229
5.650%	01/11/53		300	312,469
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,419,590
Indonesia Treasury Bond (Indonesia),
Bonds, Series 065
6.625%	05/15/33	IDR	5,089,000	319,687
Bonds, Series 089
6.875%	08/15/51	IDR	3,030,000	188,884
Bonds, Series 090
5.125%	04/15/27	IDR	2,960,000	179,840
Bonds, Series 095
6.375%	08/15/28	IDR	2,518,000	157,782
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.200%	10/18/30	EUR	258	238,998
1.300%	05/15/33	EUR	210	201,905
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
5.500%	03/12/34		315	311,358
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	82,902
1.500%	01/18/27	EUR	100	100,155
6.875%	10/21/34	GBP	200	284,092
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, 144A
4.150%	10/01/39	EUR	386	423,535
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	5,680	5,037,191
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	699,010

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 30Y, 144A
4.500%	10/01/53	EUR	483	$549,007
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	420	454,689
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	494,750	3,784,417
Bonds, Series 65
0.400%	12/20/49	JPY	839,400	4,100,220
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	985	869,395
2.375%	11/09/28	EUR	1,670	1,745,940
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	738	794,603
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	175	192,869
Sr. Unsec’d. Notes, Series 98, 144A
3.300%	06/22/54	EUR	131	140,071
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	1,137,470	816,176
Bonds, Series 4009
1.500%	09/10/40	KRW	599,580	340,475
Bonds, Series 5203
2.500%	03/10/52	KRW	809,350	511,437
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,116,540	753,787
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	512,294
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	686,755
Malaysia Government Bond (Malaysia),
Bonds, Series 0122
3.582%	07/15/32	MYR	1,001	207,602
Bonds, Series 0123
4.457%	03/31/53	MYR	220	48,630
Bonds, Series 0307
3.502%	05/31/27	MYR	1,060	223,814
Bonds, Series 0318
4.642%	11/07/33	MYR	527	118,243
Bonds, Series 0413
3.844%	04/15/33	MYR	434	91,491
Bonds, Series 120
4.065%	06/15/50	MYR	318	65,700
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	4,736	256,281
5.750%	03/05/26	MXN	4,145	230,664
7.500%	05/26/33	MXN	7,934	425,710
8.000%	07/31/53	MXN	843	43,375
Bonds, Series M20
7.500%	06/03/27	MXN	16,503	939,513
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	1,718	$92,566
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,600	2,409,679
2.250%	08/12/36	EUR	735	627,425
3.771%	05/24/61		300	195,375
6.000%	05/07/36		200	200,400
6.350%	02/09/35		200	206,625
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/38	EUR	745	555,941
0.000%	01/15/52	EUR	118	62,767
2.500%	01/15/30	EUR	571	615,654
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	02/20/36	AUD	746	462,432
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0433
3.500%	04/14/33	NZD	527	290,396
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	7,152	2,908,906
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	1,007	88,628
Peru Government Bond (Peru),
Bonds
5.940%	02/12/29	PEN	555	148,375
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	818	189,491
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,272,680
2.750%	01/30/26	EUR	655	693,839
2.783%	01/23/31		125	107,383
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,429,869
1.200%	04/28/33	EUR	1,170	1,012,565
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/20/34	EUR	420	447,747
Province of Alberta (Canada),
Unsec’d. Notes
3.100%	06/01/50	CAD	181	107,052
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	184	101,667
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		604	576,552
2.550%	12/02/52	CAD	303	160,638
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	969	1,090,228
Unsec’d. Notes
3.450%	06/02/45	CAD	439	283,277

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27(a)		1,190	$1,126,470
Unsec’d. Notes
3.100%	12/01/51	CAD	678	402,475
3.500%	12/01/45	CAD	102	65,842
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	200	123,138
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	500	303,934
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	630	402,457
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	491	479,708
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	418	338,892
2.900%	02/20/33	EUR	201	218,583
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		400	352,645
4.000%	10/17/49		690	493,635
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,436	1,864,211
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		725	714,348
Republic of Poland Government Bond (Poland),
Bonds, Series 1033
6.000%	10/25/33	PLN	331	86,074
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.125%	09/18/34		100	99,677
5.500%	03/18/54		90	89,330
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	820	197,736
Bonds, Series 8Y
4.850%	07/25/29	RON	330	66,836
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	35	34,914
Sr. Unsec’d. Notes, 144A
5.875%	01/30/29		150	150,094
6.625%	02/17/28		118	121,482
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	41,994
5.375%	03/22/31	EUR	235	255,194
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	1,770,663
3.875%	10/29/35	EUR	45	41,994
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	89	65,532
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	$971,336
Sr. Unsec’d. Notes, 144A
5.000%	01/16/34		500	497,656
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	2,350	2,153,418
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,875	1,945,723
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	205	153,151
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	72	42,073
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	400	435,801
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	53	54,963
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	300	339,271
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		1,400	1,406,006
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	813	904,609
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	6,300	3,772,763
1.200%	10/31/40	EUR	440	337,302
1.900%	10/31/52	EUR	600	444,197
3.250%	04/30/34	EUR	778	846,079
3.450%	07/30/43	EUR	368	387,748
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	129,768
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	681	548,077
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	3,140	277,873
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	151	191,762
3.250%	06/27/27	CHF	517	617,075
3.500%	04/08/33	CHF	334	462,315
Thailand Government Bond (Thailand),
Bonds
0.950%	06/17/25	THB	18,501	498,278
1.600%	12/17/29	THB	2,398	63,138
2.750%	06/17/52	THB	3,909	98,187
Sr. Unsec’d. Notes
3.350%	06/17/33	THB	2,197	64,198
4.000%	06/17/55	THB	2,002	62,797

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	1,553	$756,163
2.250%	09/15/33	AUD	250	132,774
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	823	374,745
United Kingdom Gilt (United Kingdom),
Bonds
3.750%	10/22/53	GBP	1,305	1,470,042
4.250%	12/07/46	GBP	237	292,582
4.500%	06/07/28	GBP	1,257	1,621,283
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.750%	11/22/33	GBP	944	1,244,583

Total Sovereign Bonds (cost $136,170,053)				125,112,349
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		176	144,103
2.000%	10/01/35		253	226,265
2.000%	08/01/40		330	278,662
2.000%	03/01/51		48	38,525
2.000%	05/01/51		324	259,895
2.500%	06/01/30		52	49,367
2.500%	11/01/35		69	62,896
2.500%	01/01/51		692	577,553
2.500%	02/01/51		115	96,766
2.500%	07/01/51		86	71,503
2.500%	08/01/51		554	459,897
3.000%	06/01/30		15	13,909
3.000%	01/01/32		70	65,988
3.000%	09/01/35		57	52,371
3.000%	08/01/46		180	158,319
3.000%	01/01/50		156	135,625
3.000%	02/01/50		181	158,444
3.500%	10/01/30		13	12,735
3.500%	12/01/30		24	23,708
3.500%	04/01/33		42	40,641
3.500%	08/01/33		122	117,212
3.500%	07/01/45		79	72,600
3.500%	03/01/48		403	368,061
4.000%	01/01/33		116	112,675
4.000%	06/01/42		34	32,256
4.000%	05/01/44		103	97,759
4.000%	09/01/44		67	63,573
4.000%	04/01/45		18	17,132
4.000%	05/01/45		49	46,934
4.000%	10/01/45		102	97,054
4.000%	05/01/46		60	56,901
4.000%	01/01/47		81	77,131
4.000%	05/01/47		112	106,223
4.500%	12/01/34		19	18,517
4.500%	07/01/41		26	25,235
4.500%	03/01/44		32	31,731
4.500%	12/01/45		67	65,490
4.500%	12/01/45		106	103,487
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	09/01/50	558	$538,567
5.000%	02/01/42	90	89,687
5.000%	10/01/48	49	48,389
5.500%	08/01/40	6	6,144
5.500%	12/01/53	1,152	1,146,007
6.000%	12/01/52	261	265,716
6.000%	03/01/53	93	94,887
6.250%	07/15/32	255	289,935
6.750%	03/15/31(k)	1,865	2,135,738
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29(k)	380	294,932
Federal National Mortgage Assoc.
1.500%	TBA	250	188,177
2.000%	TBA	1,475	1,166,707
2.000%	04/01/30	6	5,448
2.000%	07/01/30	32	29,493
2.000%	04/01/31	25	23,391
2.000%	05/01/36	215	192,653
2.000%	06/01/40	115	97,293
2.000%	11/01/40	23	19,435
2.000%	12/01/40	202	170,723
2.000%	01/01/41	58	48,790
2.000%	07/01/41	98	82,192
2.000%	11/01/41	377	317,293
2.000%	07/01/50	141	112,892
2.000%	12/01/50	588	474,530
2.000%	02/01/51	523	416,599
2.000%	03/01/51	141	114,174
2.000%	03/01/51	166	134,104
2.000%	07/01/51	436	348,932
2.000%	10/01/51	829	667,443
2.500%	TBA	140	127,368
2.500%	TBA	1,909	1,577,713
2.500%	06/01/30	14	13,175
2.500%	07/01/30	30	28,604
2.500%	10/01/34	76	69,465
2.500%	04/01/37	343	307,051
2.500%	04/01/45	9	7,602
2.500%	09/01/46	8	6,972
2.500%	07/01/50	37	30,465
2.500%	12/01/51	321	269,310
2.500%	01/01/52	850	707,892
3.000%	06/01/30	47	44,797
3.000%	07/01/30	6	5,240
3.000%	07/01/30	33	31,527
3.000%	07/01/30	65	62,350
3.000%	09/01/30	32	30,798
3.000%	11/01/30	16	15,192
3.000%	03/01/31	52	49,713
3.000%	04/01/32	137	130,012
3.000%	07/01/33	54	51,017
3.000%	03/01/35	18	16,231
3.000%	09/01/35	28	25,921
3.000%	12/01/40	246	220,496
3.000%	11/01/42	148	132,390
3.000%	06/01/45	166	147,614
3.000%	08/01/45	168	148,186

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	01/01/46	28	$25,162
3.000%	10/01/46	61	53,991
3.000%	10/01/46	88	77,277
3.000%	11/01/46	231	203,329
3.000%	12/01/46	96	84,401
3.000%	12/01/49	153	133,410
3.000%	12/01/49	154	133,842
3.000%	03/01/50	152	132,706
3.000%	05/01/50	157	136,689
3.000%	08/01/50	123	107,015
3.500%	12/01/29	23	22,052
3.500%	05/01/30	19	17,948
3.500%	10/01/30	30	29,162
3.500%	11/01/32	36	35,169
3.500%	02/01/37	27	25,099
3.500%	06/01/42	120	110,198
3.500%	10/01/43	248	227,382
3.500%	04/01/47	285	260,588
3.500%	08/01/47	45	41,379
3.500%	10/01/50	816	741,247
3.500%	07/01/51	239	216,153
3.500%	09/01/57	180	159,846
3.500%	05/01/58	163	144,352
4.000%	04/01/35	29	27,850
4.000%	03/01/41	63	59,943
4.000%	11/01/42	91	86,064
4.000%	06/01/44	35	33,504
4.000%	11/01/44	96	91,631
4.000%	03/01/45	22	21,210
4.000%	11/01/45	35	32,774
4.000%	01/01/47	99	93,031
4.000%	04/01/47	72	67,988
4.000%	04/01/47	101	95,300
4.000%	12/01/47	199	188,247
4.000%	10/01/48	163	154,077
4.000%	02/01/49	243	228,221
4.000%	09/01/49	61	57,304
4.000%	03/01/51	199	186,284
4.260%	03/01/29	215	210,975
4.480%	02/01/29	189	187,301
4.500%	TBA	803	764,635
4.500%	01/01/42	48	47,395
4.500%	03/01/44	20	20,000
4.500%	06/01/44	5	5,360
4.500%	05/01/48	126	122,209
4.500%	06/01/48	68	66,093
4.500%	01/01/51	195	189,324
4.570%	01/01/29	200	198,320
4.820%	04/01/29	190	190,950
4.910%	01/01/29	200	201,199
4.920%	12/01/28	200	201,149
5.000%	TBA	597	582,471
5.000%	05/01/38	47	47,112
5.280%	01/01/29	200	203,408
5.500%	TBA	790	786,079
5.500%	07/01/38	26	26,991
5.500%	05/01/39	32	32,991
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	05/01/40	17	$17,207
6.000%	TBA	620	625,523
6.000%	TBA	1,456	1,469,255
6.000%	02/01/36	19	19,764
6.000%	11/01/38	17	17,830
6.000%	09/01/39	42	43,648
6.000%	06/01/40	24	24,731
6.000%	05/01/53	185	188,847
6.625%	11/15/30(k)	855	966,472
7.000%	TBA	575	592,120
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140	94,781
Government National Mortgage Assoc.
2.000%	TBA	1,315	1,077,133
2.000%	11/20/50	298	243,681
2.500%	01/20/47	39	33,264
2.500%	11/20/49	339	290,650
3.000%	05/20/43	146	131,003
3.000%	11/20/43	171	154,122
3.000%	01/15/45	22	19,196
3.000%	04/20/45	145	130,290
3.000%	02/20/47	147	131,567
3.000%	06/20/47	331	295,941
3.000%	12/20/49	121	107,866
3.000%	01/20/50	144	128,256
3.500%	04/15/45	23	21,136
3.500%	09/20/45	168	154,892
3.500%	07/20/47	521	480,747
3.500%	08/20/47	173	159,167
3.500%	09/20/47	34	30,869
3.500%	11/20/47	27	24,786
3.500%	12/20/47	25	23,203
3.500%	03/20/48	93	85,197
4.000%	03/15/44	48	45,555
4.000%	02/20/46	23	22,191
4.000%	03/20/46	105	100,429
4.000%	07/20/47	184	174,594
4.000%	12/20/47	68	64,568
4.000%	09/20/48	142	134,064
4.000%	06/20/50	21	20,062
4.500%	TBA	280	269,032
4.500%	10/15/41	27	26,457
5.000%	TBA	240	235,862
5.000%	06/15/38	13	13,449
5.000%	12/15/39	20	20,428
5.000%	10/20/42	6	6,507
5.000%	03/15/44	83	83,910
5.500%	TBA	815	814,235
Tennessee Valley Authority Generic Strips
2.040%(s)	09/15/30	290	212,021
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	750	714,372

Total U.S. Government Agency Obligations (cost $40,542,235)			37,581,182

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 2.3%
U.S. Treasury Bonds
1.750%	08/15/41(h)(k)	66,381	$44,807,175
2.000%	08/15/51(k)	8,075	5,005,238
2.250%	05/15/41(k)	50,645	37,429,820
2.250%	08/15/46(h)	3,180	2,176,313
2.875%	05/15/49	8,365	6,363,935
3.000%	02/15/49(h)	56,820	44,301,844
4.000%	11/15/42(k)	624	588,023
4.125%	08/15/53	1,026	986,884
4.375%	08/15/43(h)(k)	3,285	3,248,044
4.750%	11/15/43	3,287	3,411,803
4.750%	11/15/53	490	523,381
U.S. Treasury Inflation Indexed Bonds, TIPS
1.750%	01/15/34	1,322	1,307,257
U.S. Treasury Notes
1.250%	06/30/28(k)	1,465	1,293,778
2.750%	08/15/32(h)	12,195	10,943,107
3.250%	06/30/29	4	3,816
3.500%	02/15/33	9,250	8,764,375
3.625%	03/31/28	5,804	5,658,900
3.875%	04/30/25	25,340	25,039,087
3.875%	11/30/29	16	15,715
3.875%	12/31/29	7,415	7,281,762
4.000%	01/31/29	2,735	2,707,650
4.000%	02/15/34	860	846,025
4.125%	02/15/27	590	585,114
4.250%	12/31/25(k)	22,230	22,049,381
4.250%	01/31/26	235	233,173
4.250%	02/28/29	485	485,796
4.375%	11/30/30	2,120	2,137,888
4.625%	09/30/30	7,960	8,136,612
4.875%	11/30/25	2,775	2,779,444
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	463,904
1.963%(s)	08/15/41	10,650	4,770,451
2.117%(s)	05/15/44(k)	1,665	654,553
2.976%(s)	11/15/40(k)	13,665	6,366,502
3.631%(s)	05/15/41(h)	31,655	14,375,822
4.704%(s)	05/15/43(k)	10,835	4,457,164
4.920%(s)	08/15/48	1,420	465,993

Total U.S. Treasury Obligations (cost $304,954,460)			280,665,729

Total Long-Term Investments (cost $9,158,665,713)			10,319,726,269

Shares
Short-Term Investments — 15.7%
Affiliated Mutual Funds — 14.9%
PGIM Core Ultra Short Bond Fund(wa)	1,649,429,880	1,649,429,880
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $153,222,766; includes $152,299,069 of cash collateral for securities on loan)(b)(wa)	153,279,288	$153,202,649

Total Affiliated Mutual Funds (cost $1,802,652,646)		1,802,632,529

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.1%
Crown Castle International Corp.
5.838%	04/18/24		2,150	2,142,744
Engie SA
5.379%	05/09/24		1,500	1,490,732
Parker-Hannifin Corp.
5.446%	04/25/24		1,000	995,713
Rogers Communications, Inc.
5.741%	05/02/24		2,125	2,113,503

Total Commercial Paper (cost $6,746,670)					6,742,692
Foreign Treasury Obligations(n) — 0.1%
Japan Treasury Discount Bills, Series 1208
(0.187)%	04/22/24	JPY	357,250	2,359,969
Japan Treasury Discount Bills, Series 1209
(0.154)%	05/07/24	JPY	2,027,500	13,393,485

Total Foreign Treasury Obligations (cost $16,105,991)					15,753,454
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
5.153%	04/01/24		1,311	1,310,217
(cost $1,311,000)
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
5.305%	05/02/24		150	149,318
5.270%	06/20/24(k)		74,800	73,932,902

Total U.S. Treasury Obligations (cost $74,086,127)					74,082,220

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 5.221%) (Institutional Shares)	1,825,796	$1,825,796
(cost $1,825,796)

Total Short-Term Investments (cost $1,902,728,230)		1,902,346,908

TOTAL INVESTMENTS—101.1% (cost $11,061,393,943)		12,222,073,177

Liabilities in excess of other assets(z) — (1.1)%		(134,169,162)

Net Assets — 100.0%		$12,087,904,015

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CWMC	CIBC World Markets Corp
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
ING	ING Financial Markets LLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NWS	NatWest Markets Securities, Inc.
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SG	Societe Generale
A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,898 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,461,522; cash collateral of $152,299,069 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,566,181. The aggregate value of $800,776 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/16/24	$(225)		$(199,360)
Federal National Mortgage Assoc.	3.000%	TBA	04/11/24	(915)		(787,093)
Federal National Mortgage Assoc.	3.000%	TBA	04/16/24	(180)		(167,516)
Federal National Mortgage Assoc.	3.500%	TBA	04/11/24	(2,290)		(2,049,269)
Federal National Mortgage Assoc.	3.500%	TBA	04/16/24	(100)		(95,046)
Federal National Mortgage Assoc.	4.000%	TBA	04/11/24	(734)		(679,685)
Federal National Mortgage Assoc.	4.000%	TBA	04/16/24	(100)		(96,849)
Federal National Mortgage Assoc.	4.500%	TBA	04/16/24	(410)		(403,640)
Federal National Mortgage Assoc.	6.500%	TBA	04/11/24	(475)		(485,269)
Government National Mortgage Assoc.	2.500%	TBA	04/18/24	(200)		(170,323)
Government National Mortgage Assoc.	3.000%	TBA	04/18/24	(265)		(233,670)
Government National Mortgage Assoc.	3.500%	TBA	04/18/24	(41)		(37,305)
Government National Mortgage Assoc.	4.000%	TBA	04/18/24	(650)		(608,198)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,050,055)						$(6,013,223)

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
186	3 Month CME SOFR	Sep. 2024	$44,112,225	$30,684
2,123	2 Year U.S. Treasury Notes	Jun. 2024	434,120,330	(578,414)
15	5 Year Canadian Government Bonds	Jun. 2024	1,234,395	1,120
4,072	5 Year U.S. Treasury Notes	Jun. 2024	435,767,645	581,729
23	10 Year Canadian Government Bonds	Jun. 2024	2,043,350	(4,809)
4,076	10 Year U.S. Treasury Notes	Jun. 2024	451,608,083	1,693,481
418	10 Year U.S. Ultra Treasury Notes	Jun. 2024	47,906,721	260,988
1,048	20 Year U.S. Treasury Bonds	Jun. 2024	126,218,500	1,356,433
1,235	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	159,315,000	1,930,064
137	Euro Schatz Index	Jun. 2024	15,622,719	4,179
24	Euro-BTP Italian Government Bond	Jun. 2024	3,081,455	42,679
3	Euro-OAT	Jun. 2024	414,829	2,360
1,471	Mini MSCI EAFE Index	Jun. 2024	173,364,705	2,134,439
317	Russell 2000 E-Mini Index	Jun. 2024	34,012,515	589,763
2,076	S&P 500 E-Mini Index	Jun. 2024	551,022,300	12,173,447
				20,218,143
Short Positions:
27	2 Year U.S. Treasury Notes	Jun. 2024	5,521,078	6,315
176	5 Year Euro-Bobl	Jun. 2024	22,453,026	(138,910)
54	10 Year Australian Treasury Bonds	Jun. 2024	4,102,198	(29,863)
167	10 Year Euro-Bund	Jun. 2024	24,030,801	(218,158)
18	10 Year Japanese Bonds	Jun. 2024	17,346,017	(24,832)
4	10 Year Korea Treasury Bonds	Jun. 2024	337,471	(1,172)
24	10 Year Mini Japanese Government Bonds	Jun. 2024	2,310,107	(2,012)
47	10 Year U.K. Gilt	Jun. 2024	5,928,546	(13,872)
88	10 Year U.S. Treasury Notes	Jun. 2024	9,750,125	(42,415)
79	10 Year U.S. Ultra Treasury Notes	Jun. 2024	9,054,141	(19,684)
224	20 Year U.S. Treasury Bonds	Jun. 2024	26,978,000	(348,869)
17	30 Year Euro Buxl	Jun. 2024	2,490,633	(33,508)
65	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	8,385,000	(85,068)
52	British Pound Currency	Jun. 2024	4,103,775	15,437
523	Euro Currency	Jun. 2024	70,745,556	742,962
183	Euro Schatz Index	Jun. 2024	20,868,303	(13,970)
				(207,619)
				$20,010,524
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/24	BARC	AUD	8,119	$5,292,887	$5,291,616	$—	$(1,271)
Expiring 04/03/24	BARC	AUD	6,652	4,327,711	4,335,488	7,777	—
Expiring 04/03/24	BARC	AUD	1,682	1,096,519	1,096,256	—	(263)
Expiring 04/03/24	BARC	AUD	965	639,292	628,945	—	(10,347)
Expiring 04/03/24	BARC	AUD	965	635,676	628,945	—	(6,731)
Expiring 04/03/24	BNP	AUD	2,920	1,895,492	1,903,131	7,639	—
Expiring 04/03/24	BNP	AUD	1,925	1,275,375	1,254,633	—	(20,742)
Expiring 04/03/24	BNP	AUD	975	635,165	635,463	298	—
Expiring 04/03/24	CITI	AUD	490	325,185	319,361	—	(5,824)
Expiring 04/03/24	GSI	AUD	645	426,783	420,383	—	(6,400)
Expiring 04/03/24	GSI	AUD	620	404,468	404,089	—	(379)
A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/03/24	JPM	AUD	975	$634,657	$635,463	$806	$—
Expiring 04/03/24	JPM	AUD	260	169,460	169,457	—	(3)
Expiring 04/03/24	JPM	AUD	215	142,217	140,127	—	(2,090)
Expiring 04/03/24	JPM	AUD	80	52,039	52,140	101	—
Expiring 04/03/24	JPM	AUD	80	52,192	52,141	—	(51)
Expiring 04/03/24	MSI	AUD	645	426,478	420,383	—	(6,095)
Expiring 04/03/24	MSI	AUD	490	323,095	319,361	—	(3,734)
Expiring 04/03/24	SG	AUD	645	427,551	420,383	—	(7,168)
Expiring 04/03/24	SSB	AUD	80	52,119	52,140	21	—
Expiring 04/03/24	SSB	AUD	80	52,291	52,141	—	(150)
Expiring 04/03/24	TD	AUD	975	639,074	635,464	—	(3,610)
Expiring 04/03/24	WBC	AUD	645	427,784	420,383	—	(7,401)
Expiring 04/03/24	WBC	AUD	160	104,057	104,281	224	—
Expiring 04/19/24	BARC	AUD	373	250,135	243,521	—	(6,614)
Expiring 05/08/24	BARC	AUD	5,424	3,539,533	3,538,644	—	(889)
Expiring 05/08/24	DB	AUD	975	633,161	636,095	2,934	—
Expiring 05/08/24	GSI	AUD	165	107,762	107,646	—	(116)
Brazilian Real,
Expiring 04/02/24	BARC	BRL	590	118,090	117,575	—	(515)
Expiring 04/02/24	BOA	BRL	3,298	665,243	657,224	—	(8,019)
Expiring 04/02/24	CITI	BRL	4,567	919,000	910,113	—	(8,887)
Expiring 04/02/24	CITI	BRL	4,526	908,000	901,996	—	(6,004)
Expiring 04/02/24	CITI	BRL	2,968	594,051	591,461	—	(2,590)
Expiring 04/02/24	CITI	BRL	1,265	254,047	252,089	—	(1,958)
Expiring 04/02/24	DB	BRL	26,420	5,335,623	5,264,884	—	(70,739)
Expiring 04/02/24	MSI	BRL	260	52,117	51,813	—	(304)
Expiring 04/02/24	TD	BRL	6,786	1,352,000	1,352,248	248	—
Expiring 05/03/24	CITI	BRL	32,063	6,412,819	6,370,739	—	(42,080)
Expiring 05/03/24	CITI	BRL	4,233	846,177	841,078	—	(5,099)
British Pound,
Expiring 04/02/24	BNP	GBP	296	375,126	374,235	—	(891)
Expiring 04/02/24	CITI	GBP	177	224,044	223,966	—	(78)
Expiring 04/02/24	MSI	GBP	1,999	2,519,946	2,523,714	3,768	—
Expiring 04/02/24	MSI	GBP	263	333,583	331,722	—	(1,861)
Expiring 04/03/24	BARC	GBP	499	634,885	629,833	—	(5,052)
Expiring 04/03/24	BARC	GBP	187	238,628	236,029	—	(2,599)
Expiring 04/03/24	BNP	GBP	1,100	1,390,399	1,388,410	—	(1,989)
Expiring 04/03/24	BNP	GBP	1,004	1,265,187	1,267,240	2,053	—
Expiring 04/03/24	BNP	GBP	1,001	1,276,495	1,263,454	—	(13,041)
Expiring 04/03/24	BNP	GBP	999	1,279,775	1,260,929	—	(18,846)
Expiring 04/03/24	BNP	GBP	499	635,994	629,833	—	(6,161)
Expiring 04/03/24	BNP	GBP	332	422,577	419,048	—	(3,529)
Expiring 04/03/24	BNP	GBP	125	158,654	157,774	—	(880)
Expiring 04/03/24	BNP	GBP	112	144,303	141,365	—	(2,938)
Expiring 04/03/24	BOA	GBP	3,149	3,982,332	3,974,639	—	(7,693)
Expiring 04/03/24	GSI	GBP	333	428,188	420,310	—	(7,878)
Expiring 04/03/24	HSBC	GBP	9,380	11,830,056	11,839,353	9,297	—
Expiring 04/03/24	HSBC	GBP	770	971,124	971,887	763	—
Expiring 04/03/24	JPM	GBP	1,000	1,272,909	1,262,191	—	(10,718)
Expiring 04/03/24	JPM	GBP	997	1,278,275	1,258,405	—	(19,870)
Expiring 04/03/24	JPM	GBP	249	317,211	314,285	—	(2,926)
Expiring 04/03/24	JPM	GBP	84	106,616	106,024	—	(592)
Expiring 04/03/24	JPM	GBP	84	106,623	106,024	—	(599)
Expiring 04/03/24	JPM	GBP	42	53,292	53,012	—	(280)
Expiring 04/03/24	MSI	GBP	331	424,016	417,785	—	(6,231)
A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/03/24	MSI	GBP	42	$53,058	$53,012	$—	$(46)
Expiring 04/03/24	RBC	GBP	331	424,052	417,785	—	(6,267)
Expiring 04/03/24	SCB	GBP	498	634,693	628,571	—	(6,122)
Expiring 04/03/24	UAG	GBP	663	850,465	836,832	—	(13,633)
Expiring 04/03/24	UAG	GBP	42	53,270	53,012	—	(258)
Expiring 05/08/24	BARC	GBP	84	106,078	106,044	—	(34)
Expiring 05/08/24	BNP	GBP	1,006	1,270,939	1,270,005	—	(934)
Expiring 05/08/24	HSBC	GBP	3,149	3,972,194	3,975,391	3,197	—
Expiring 05/08/24	HSBC	GBP	391	493,946	493,610	—	(336)
Expiring 05/08/24	MSI	GBP	504	634,754	636,265	1,511	—
Expiring 05/08/24	MSI	GBP	168	212,262	212,088	—	(174)
Canadian Dollar,
Expiring 04/03/24	BNP	CAD	1,720	1,266,189	1,269,905	3,716	—
Expiring 04/03/24	BNP	CAD	1,061	788,021	783,264	—	(4,757)
Expiring 04/03/24	BNP	CAD	664	493,228	490,332	—	(2,896)
Expiring 04/03/24	CWMC	CAD	6,065	4,469,698	4,477,893	8,195	—
Expiring 04/03/24	CWMC	CAD	3,668	2,703,191	2,708,147	4,956	—
Expiring 04/03/24	CWMC	CAD	175	128,921	129,206	285	—
Expiring 04/03/24	JPM	CAD	855	630,196	631,261	1,065	—
Expiring 04/03/24	RBC	CAD	8,412	6,189,982	6,210,723	20,741	—
Expiring 04/03/24	RBC	CAD	145	107,478	107,056	—	(422)
Expiring 04/03/24	SSB	CAD	145	107,389	107,056	—	(333)
Expiring 04/03/24	SSB	CAD	70	51,625	51,683	58	—
Expiring 04/03/24	TD	CAD	70	51,582	51,682	100	—
Expiring 05/08/24	JPM	CAD	145	106,838	107,109	271	—
Expiring 05/08/24	RBC	CAD	6,065	4,465,216	4,480,126	14,910	—
Expiring 05/08/24	RBC	CAD	2,178	1,603,502	1,608,856	5,354	—
Chilean Peso,
Expiring 04/03/24	BARC	CLP	41,750	42,366	42,605	239	—
Expiring 04/03/24	GSI	CLP	41,800	42,527	42,656	129	—
Expiring 04/03/24	JPM	CLP	41,800	43,116	42,656	—	(460)
Expiring 04/03/24	MSI	CLP	727,708	743,318	742,617	—	(701)
Expiring 04/03/24	MSI	CLP	160,389	163,829	163,674	—	(155)
Expiring 04/03/24	MSI	CLP	61,800	63,040	63,066	26	—
Expiring 04/03/24	MSI	CLP	41,750	42,788	42,606	—	(182)
Expiring 05/08/24	JPM	CLP	53,800	54,873	54,844	—	(29)
Expiring 05/08/24	MSI	CLP	104,800	106,495	106,834	339	—
Expiring 06/21/24	MSI	CLP	1,848,739	1,952,000	1,882,922	—	(69,078)
Chinese Renminbi,
Expiring 04/03/24	JPM	CNH	14,400	1,986,755	1,982,905	—	(3,850)
Expiring 04/03/24	JPM	CNH	2,558	352,925	352,241	—	(684)
Expiring 04/03/24	JPM	CNH	2,233	310,188	307,488	—	(2,700)
Expiring 04/03/24	JPM	CNH	1,494	207,757	205,727	—	(2,030)
Expiring 04/03/24	JPM	CNH	922	128,160	126,961	—	(1,199)
Expiring 04/03/24	JPM	CNH	762	105,901	104,929	—	(972)
Expiring 04/03/24	JPM	CNH	749	104,256	103,138	—	(1,118)
Expiring 04/03/24	SSB	CNH	3,628	505,920	499,582	—	(6,338)
Expiring 04/03/24	SSB	CNH	801	111,541	110,299	—	(1,242)
Expiring 04/10/24	CA	CNH	5,891	834,267	811,413	—	(22,854)
Expiring 04/24/24	BARC	CNH	1,381	192,597	190,343	—	(2,254)
Expiring 04/24/24	CITI	CNH	23,964	3,304,000	3,302,694	—	(1,306)
Expiring 04/24/24	HSBC	CNH	20,892	2,923,000	2,879,316	—	(43,684)
Expiring 04/24/24	JPM	CNH	21,428	2,982,000	2,953,150	—	(28,850)
Expiring 04/24/24	MSI	CNH	23,433	3,237,000	3,229,483	—	(7,517)
A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 04/03/24	BNP	COP	1,833,412	$463,357	$473,746	$10,389	$—
Expiring 04/03/24	CITI	COP	1,337,612	347,612	345,633	—	(1,979)
Expiring 04/03/24	JPM	COP	723,000	184,769	186,820	2,051	—
Expiring 04/03/24	MSI	COP	166,400	42,526	42,997	471	—
Expiring 04/03/24	SCB	COP	166,400	42,514	42,997	483	—
Expiring 05/08/24	CITI	COP	2,043,112	528,059	524,952	—	(3,107)
Expiring 06/20/24	BNP	COP	5,526,060	1,395,350	1,410,187	14,837	—
Expiring 06/20/24	CITI	COP	8,581,195	2,154,563	2,189,821	35,258	—
Czech Koruna,
Expiring 04/03/24	BOA	CZK	4,910	211,310	209,334	—	(1,976)
Expiring 04/03/24	JPM	CZK	2,750	119,128	117,244	—	(1,884)
Expiring 04/03/24	MSI	CZK	9,020	385,007	384,560	—	(447)
Expiring 04/03/24	RBC	CZK	4,920	211,959	209,760	—	(2,199)
Expiring 04/03/24	UAG	CZK	7,702	329,935	328,368	—	(1,567)
Expiring 05/09/24	UAG	CZK	11,770	504,092	501,749	—	(2,343)
Danish Krone,
Expiring 04/03/24	BARC	DKK	1,942	282,017	280,969	—	(1,048)
Euro,
Expiring 04/02/24	BNP	EUR	39,986	43,331,591	43,147,136	—	(184,455)
Expiring 04/02/24	BNP	EUR	2,093	2,275,148	2,258,979	—	(16,169)
Expiring 04/03/24	BARC	EUR	1,170	1,266,702	1,262,550	—	(4,152)
Expiring 04/03/24	BARC	EUR	779	853,341	840,621	—	(12,720)
Expiring 04/03/24	BARC	EUR	776	846,469	837,383	—	(9,086)
Expiring 04/03/24	BARC	EUR	776	845,439	837,383	—	(8,056)
Expiring 04/03/24	BARC	EUR	389	426,000	419,771	—	(6,229)
Expiring 04/03/24	BARC	EUR	282	307,776	304,307	—	(3,469)
Expiring 04/03/24	BARC	EUR	281	307,037	303,227	—	(3,810)
Expiring 04/03/24	BARC	EUR	115	125,747	124,097	—	(1,650)
Expiring 04/03/24	BNP	EUR	1,172	1,273,258	1,264,707	—	(8,551)
Expiring 04/03/24	BNP	EUR	585	633,838	631,275	—	(2,563)
Expiring 04/03/24	BNP	EUR	393	425,135	424,087	—	(1,048)
Expiring 04/03/24	BNP	EUR	389	425,667	419,770	—	(5,897)
Expiring 04/03/24	BNP	EUR	389	425,483	419,771	—	(5,712)
Expiring 04/03/24	BNP	EUR	330	356,866	356,104	—	(762)
Expiring 04/03/24	BNP	EUR	292	315,930	315,098	—	(832)
Expiring 04/03/24	BNP	EUR	292	315,872	315,097	—	(775)
Expiring 04/03/24	BOA	EUR	211	228,842	227,691	—	(1,151)
Expiring 04/03/24	CITI	EUR	389	425,186	419,771	—	(5,415)
Expiring 04/03/24	CITI	EUR	48	52,558	51,797	—	(761)
Expiring 04/03/24	DB	EUR	56,435	61,062,670	60,899,121	—	(163,549)
Expiring 04/03/24	GSI	EUR	281	305,844	303,228	—	(2,616)
Expiring 04/03/24	JPM	EUR	2,336	2,537,081	2,520,783	—	(16,298)
Expiring 04/03/24	JPM	EUR	586	636,903	632,354	—	(4,549)
Expiring 04/03/24	JPM	EUR	584	632,779	630,196	—	(2,583)
Expiring 04/03/24	JPM	EUR	584	632,779	630,196	—	(2,583)
Expiring 04/03/24	JPM	EUR	271	294,538	292,437	—	(2,101)
Expiring 04/03/24	JPM	EUR	110	119,429	118,701	—	(728)
Expiring 04/03/24	MSI	EUR	14,714	15,935,483	15,877,907	—	(57,576)
Expiring 04/03/24	MSI	EUR	4,115	4,456,607	4,440,505	—	(16,102)
Expiring 04/03/24	MSI	EUR	776	846,598	837,383	—	(9,215)
Expiring 04/03/24	SSB	EUR	390	422,353	420,850	—	(1,503)
Expiring 04/03/24	SSB	EUR	389	425,777	419,770	—	(6,007)
Expiring 04/03/24	SSB	EUR	389	421,150	419,771	—	(1,379)
Expiring 04/03/24	UAG	EUR	390	424,249	420,850	—	(3,399)
Expiring 04/03/24	UAG	EUR	389	427,115	419,771	—	(7,344)
A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/03/24	WBC	EUR	781	$854,409	$842,778	$—	$(11,631)
Expiring 04/19/24	CITI	EUR	2,000	2,175,479	2,159,542	—	(15,937)
Expiring 04/19/24	CITI	EUR	844	915,000	910,917	—	(4,083)
Expiring 05/08/24	BARC	EUR	784	850,204	847,179	—	(3,025)
Expiring 05/08/24	BARC	EUR	784	847,446	847,179	—	(267)
Expiring 05/08/24	BNP	EUR	588	635,389	635,384	—	(5)
Expiring 05/08/24	BNP	EUR	588	635,299	635,384	85	—
Expiring 05/08/24	DB	EUR	14,714	15,942,957	15,899,727	—	(43,230)
Expiring 05/08/24	DB	EUR	2,544	2,756,483	2,749,009	—	(7,474)
Expiring 05/08/24	GSI	EUR	784	847,128	847,179	51	—
Hong Kong Dollar,
Expiring 04/03/24	SSB	HKD	15,795	2,019,886	2,018,470	—	(1,416)
Expiring 04/12/24	HSBC	HKD	10,395	1,329,986	1,328,770	—	(1,216)
Expiring 05/09/24	HSBC	HKD	5,405	692,101	691,479	—	(622)
Hungarian Forint,
Expiring 04/03/24	BARC	HUF	4,278	11,753	11,715	—	(38)
Expiring 04/03/24	DB	HUF	59,322	163,589	162,443	—	(1,146)
Expiring 04/19/24	CITI	HUF	532,845	1,514,668	1,457,581	—	(57,087)
Expiring 05/08/24	SSB	HUF	50,900	138,933	139,080	147	—
Indian Rupee,
Expiring 04/03/24	CITI	INR	46,707	560,211	560,062	—	(149)
Expiring 04/03/24	DB	INR	167,083	2,010,452	2,003,488	—	(6,964)
Expiring 04/03/24	JPM	INR	91,740	1,100,344	1,100,051	—	(293)
Expiring 05/08/24	DB	INR	23,383	280,368	280,097	—	(271)
Expiring 06/20/24	JPM	INR	315,433	3,796,802	3,773,037	—	(23,765)
Indonesian Rupiah,
Expiring 04/03/24	BOA	IDR	14,485,607	915,652	912,545	—	(3,107)
Expiring 06/20/24	BOA	IDR	28,517,588	1,837,000	1,792,555	—	(44,445)
Expiring 06/20/24	MSI	IDR	192,855,000	12,418,863	12,122,458	—	(296,405)
Israeli Shekel,
Expiring 04/03/24	BARC	ILS	1,133	309,521	308,208	—	(1,313)
Expiring 04/03/24	BARC	ILS	445	121,568	121,052	—	(516)
Expiring 04/03/24	BARC	ILS	395	110,897	107,451	—	(3,446)
Expiring 06/20/24	BNP	ILS	2,430	667,151	663,384	—	(3,767)
Japanese Yen,
Expiring 04/03/24	BARC	JPY	95,100	640,484	628,796	—	(11,688)
Expiring 04/03/24	BARC	JPY	64,300	424,806	425,148	342	—
Expiring 04/03/24	BARC	JPY	64,300	425,549	425,148	—	(401)
Expiring 04/03/24	BARC	JPY	64,100	425,746	423,825	—	(1,921)
Expiring 04/03/24	BARC	JPY	63,700	421,691	421,181	—	(510)
Expiring 04/03/24	BARC	JPY	63,600	421,524	420,519	—	(1,005)
Expiring 04/03/24	BARC	JPY	63,500	425,518	419,859	—	(5,659)
Expiring 04/03/24	BARC	JPY	63,400	424,018	419,197	—	(4,821)
Expiring 04/03/24	BARC	JPY	63,000	423,533	416,553	—	(6,980)
Expiring 04/03/24	BARC	JPY	63,000	421,529	416,553	—	(4,976)
Expiring 04/03/24	BARC	JPY	63,000	421,608	416,553	—	(5,055)
Expiring 04/03/24	BARC	JPY	63,000	427,215	416,553	—	(10,662)
Expiring 04/03/24	BARC	JPY	35,300	238,932	233,401	—	(5,531)
Expiring 04/03/24	BNP	JPY	1,188,248	7,856,646	7,856,628	—	(18)
Expiring 04/03/24	BNP	JPY	191,000	1,274,614	1,262,881	—	(11,733)
Expiring 04/03/24	BNP	JPY	101,200	674,924	669,128	—	(5,796)
Expiring 04/03/24	BNP	JPY	96,200	637,058	636,069	—	(989)
Expiring 04/03/24	BNP	JPY	47,300	314,736	312,745	—	(1,991)
Expiring 04/03/24	BNP	JPY	20,500	135,526	135,545	19	—
Expiring 04/03/24	BNP	JPY	16,700	111,539	110,420	—	(1,119)
A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/03/24	GSI	JPY	63,700	$426,448	$421,181	$—	$(5,267)
Expiring 04/03/24	GSI	JPY	62,800	424,707	415,230	—	(9,477)
Expiring 04/03/24	GSI	JPY	62,800	426,945	415,230	—	(11,715)
Expiring 04/03/24	MSI	JPY	939,171	6,266,128	6,209,745	—	(56,383)
Expiring 04/03/24	MSI	JPY	125,500	857,472	829,799	—	(27,673)
Expiring 04/03/24	MSI	JPY	95,500	631,758	631,441	—	(317)
Expiring 04/03/24	MSI	JPY	95,300	636,187	630,118	—	(6,069)
Expiring 04/03/24	MSI	JPY	63,400	429,279	419,197	—	(10,082)
Expiring 04/03/24	MSI	JPY	62,800	426,286	415,230	—	(11,056)
Expiring 04/03/24	MSI	JPY	20,000	136,527	132,239	—	(4,288)
Expiring 04/03/24	SSB	JPY	47,000	316,443	310,761	—	(5,682)
Expiring 04/03/24	SSB	JPY	47,000	316,774	310,761	—	(6,013)
Expiring 04/03/24	UAG	JPY	125,400	857,087	829,138	—	(27,949)
Expiring 04/03/24	WBC	JPY	125,400	856,766	829,137	—	(27,629)
Expiring 04/19/24	BOA	JPY	285,469	1,999,850	1,891,934	—	(107,916)
Expiring 04/19/24	SSB	JPY	478,555	3,348,651	3,171,604	—	(177,047)
Expiring 05/08/24	BARC	JPY	96,300	639,194	640,134	940	—
Expiring 05/08/24	BNP	JPY	862,821	5,735,406	5,735,423	17	—
Expiring 05/08/24	BNP	JPY	128,400	853,169	853,513	344	—
Expiring 05/08/24	CA	JPY	16,100	107,167	107,021	—	(146)
Expiring 05/08/24	GSI	JPY	128,500	854,730	854,177	—	(553)
Expiring 05/08/24	MSI	JPY	193,000	1,284,304	1,282,928	—	(1,376)
Expiring 05/08/24	MSI	JPY	16,100	107,266	107,021	—	(245)
Expiring 05/08/24	SSB	JPY	96,300	639,442	640,134	692	—
Malaysian Ringgit,
Expiring 04/03/24	DB	MYR	3,593	759,941	754,289	—	(5,652)
Mexican Peso,
Expiring 04/03/24	BNP	MXN	5,614	332,713	337,381	4,668	—
Expiring 04/03/24	CITI	MXN	2,170	128,593	130,410	1,817	—
Expiring 04/03/24	CITI	MXN	1,510	90,097	90,746	649	—
Expiring 04/03/24	CITI	MXN	1,430	85,537	85,937	400	—
Expiring 04/03/24	JPM	MXN	17,970	1,066,114	1,079,932	13,818	—
Expiring 04/03/24	JPM	MXN	17,970	1,064,923	1,079,933	15,010	—
Expiring 04/03/24	JPM	MXN	2,670	159,644	160,458	814	—
Expiring 04/03/24	JPM	MXN	1,790	105,705	107,572	1,867	—
Expiring 04/03/24	MSI	MXN	7,170	424,942	430,892	5,950	—
Expiring 04/03/24	MSI	MXN	7,110	424,212	427,286	3,074	—
Expiring 04/03/24	MSI	MXN	7,060	418,167	424,281	6,114	—
Expiring 04/03/24	RBC	MXN	7,110	424,491	427,286	2,795	—
Expiring 04/03/24	RBC	MXN	7,060	418,654	424,280	5,626	—
Expiring 04/03/24	SSB	MXN	14,300	843,122	859,379	16,257	—
Expiring 04/03/24	SSB	MXN	12,940	766,350	777,648	11,298	—
Expiring 04/03/24	SSB	MXN	12,930	761,015	777,046	16,031	—
Expiring 04/03/24	SSB	MXN	7,150	421,438	429,689	8,251	—
Expiring 04/03/24	SSB	MXN	7,146	423,523	429,449	5,926	—
Expiring 04/03/24	SSB	MXN	3,860	230,744	231,972	1,228	—
Expiring 04/03/24	UAG	MXN	38,397	2,304,465	2,307,522	3,057	—
Expiring 04/03/24	UAG	MXN	32,122	1,927,860	1,930,417	2,557	—
Expiring 06/20/24	BARC	MXN	7,505	443,291	445,591	2,300	—
Expiring 06/20/24	BOA	MXN	194,406	11,485,293	11,541,635	56,342	—
Expiring 06/20/24	BOA	MXN	40,188	2,375,000	2,385,896	10,896	—
New Taiwanese Dollar,
Expiring 04/03/24	CITI	TWD	14,015	445,553	437,845	—	(7,708)
Expiring 04/03/24	GSI	TWD	4,775	151,525	149,177	—	(2,348)
Expiring 04/03/24	JPM	TWD	5,540	176,856	173,076	—	(3,780)
A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 05/08/24	BOA	TWD	4,905	$153,955	$153,425	$—	$(530)
Expiring 06/20/24	BOA	TWD	107,175	3,365,000	3,362,625	—	(2,375)
Expiring 06/20/24	BOA	TWD	100,661	3,157,000	3,158,238	1,238	—
Expiring 06/20/24	CITI	TWD	110,777	3,522,000	3,475,644	—	(46,356)
Expiring 06/20/24	HSBC	TWD	95,903	3,020,000	3,008,961	—	(11,039)
Expiring 06/20/24	MSI	TWD	125,498	3,963,000	3,937,486	—	(25,514)
New Zealand Dollar,
Expiring 04/03/24	BARC	NZD	513	312,802	306,493	—	(6,309)
Expiring 04/03/24	BARC	NZD	58	35,225	34,512	—	(713)
Expiring 04/03/24	BNP	NZD	4,532	2,718,430	2,707,647	—	(10,783)
Expiring 04/03/24	BNP	NZD	2,085	1,262,047	1,245,685	—	(16,362)
Expiring 04/03/24	BNP	NZD	1,040	632,323	621,349	—	(10,974)
Expiring 04/03/24	GSI	NZD	700	420,928	418,216	—	(2,712)
Expiring 04/03/24	GSI	NZD	520	316,903	310,674	—	(6,229)
Expiring 04/03/24	GSI	NZD	520	317,201	310,674	—	(6,527)
Expiring 04/03/24	JPM	NZD	1,040	633,116	621,349	—	(11,767)
Expiring 04/03/24	JPM	NZD	175	107,328	104,554	—	(2,774)
Expiring 04/03/24	MSI	NZD	1,385	844,721	827,469	—	(17,252)
Expiring 04/03/24	MSI	NZD	1,030	626,078	615,374	—	(10,704)
Expiring 04/03/24	MSI	NZD	1,025	624,752	612,387	—	(12,365)
Expiring 04/03/24	MSI	NZD	685	417,140	409,254	—	(7,886)
Expiring 04/03/24	MSI	NZD	177	108,187	105,889	—	(2,298)
Expiring 04/03/24	NWS	NZD	695	424,075	415,228	—	(8,847)
Expiring 04/03/24	SSB	NZD	685	417,391	409,253	—	(8,138)
Expiring 04/03/24	SSB	NZD	520	317,209	310,674	—	(6,535)
Expiring 04/03/24	SSB	NZD	510	310,037	304,700	—	(5,337)
Expiring 04/03/24	SSB	NZD	85	52,076	50,783	—	(1,293)
Expiring 04/19/24	CITI	NZD	1,331	818,861	795,314	—	(23,547)
Expiring 04/19/24	CITI	NZD	859	528,313	513,121	—	(15,192)
Expiring 05/08/24	BNP	NZD	5,007	3,003,475	2,991,584	—	(11,891)
Expiring 05/08/24	BNP	NZD	175	105,070	104,559	—	(511)
Expiring 05/08/24	MSI	NZD	175	104,471	104,559	88	—
Expiring 05/08/24	MSI	NZD	175	104,718	104,559	—	(159)
Norwegian Krone,
Expiring 04/03/24	BNP	NOK	13,390	1,264,661	1,233,560	—	(31,101)
Expiring 04/03/24	BNP	NOK	560	53,088	51,590	—	(1,498)
Expiring 04/03/24	DB	NOK	4,450	425,083	409,959	—	(15,124)
Expiring 04/03/24	DB	NOK	4,450	421,286	409,959	—	(11,327)
Expiring 04/03/24	DB	NOK	1,590	150,186	146,480	—	(3,706)
Expiring 04/03/24	DB	NOK	560	53,195	51,590	—	(1,605)
Expiring 04/03/24	GSI	NOK	4,470	424,662	411,801	—	(12,861)
Expiring 04/03/24	GSI	NOK	4,450	424,317	409,959	—	(14,358)
Expiring 04/03/24	GSI	NOK	252	23,870	23,216	—	(654)
Expiring 04/03/24	JPM	NOK	6,700	633,031	617,241	—	(15,790)
Expiring 04/03/24	JPM	NOK	4,460	421,251	410,879	—	(10,372)
Expiring 04/03/24	JPM	NOK	4,450	423,179	409,959	—	(13,220)
Expiring 04/03/24	JPM	NOK	4,430	424,540	408,116	—	(16,424)
Expiring 04/03/24	JPM	NOK	2,230	210,870	205,440	—	(5,430)
Expiring 04/03/24	JPM	NOK	2,210	211,268	203,597	—	(7,671)
Expiring 04/03/24	JPM	NOK	2,210	211,400	203,598	—	(7,802)
Expiring 04/03/24	JPM	NOK	1,180	111,145	108,708	—	(2,437)
Expiring 04/03/24	JPM	NOK	840	79,389	77,385	—	(2,004)
Expiring 04/03/24	MSI	NOK	4,500	423,885	414,565	—	(9,320)
Expiring 04/03/24	MSI	NOK	252	23,882	23,215	—	(667)
Expiring 04/03/24	SCB	NOK	336	31,857	30,954	—	(903)
A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/03/24	SSB	NOK	5,900	$557,686	$543,540	$—	$(14,146)
Expiring 04/03/24	TD	NOK	11,723	1,107,367	1,079,987	—	(27,380)
Expiring 04/03/24	TD	NOK	5,508	511,183	507,427	—	(3,756)
Expiring 04/19/24	CITI	NOK	4,539	436,968	418,364	—	(18,604)
Expiring 05/08/24	JPM	NOK	9,120	847,465	840,902	—	(6,563)
Expiring 05/08/24	TD	NOK	32,293	2,999,693	2,977,546	—	(22,147)
Peruvian Nuevo Sol,
Expiring 04/03/24	CITI	PEN	1,079	289,680	290,030	350	—
Expiring 04/03/24	CITI	PEN	152	40,031	40,857	826	—
Expiring 05/08/24	CITI	PEN	152	40,781	40,828	47	—
Expiring 06/20/24	CITI	PEN	11,021	2,981,000	2,958,275	—	(22,725)
Philippine Peso,
Expiring 04/03/24	JPM	PHP	2,165	38,586	38,528	—	(58)
Expiring 05/08/24	BOA	PHP	2,165	38,462	38,515	53	—
Expiring 06/20/24	CITI	PHP	453,924	8,194,319	8,072,112	—	(122,207)
Expiring 06/20/24	JPM	PHP	167,419	3,022,000	2,977,200	—	(44,800)
Expiring 06/20/24	MSI	PHP	532,868	9,628,544	9,475,959	—	(152,585)
Polish Zloty,
Expiring 04/03/24	BARC	PLN	1,420	355,744	355,492	—	(252)
Expiring 04/03/24	BARC	PLN	425	108,153	106,398	—	(1,755)
Expiring 04/03/24	BNP	PLN	1,050	264,146	262,864	—	(1,282)
Expiring 04/03/24	JPM	PLN	900	226,405	225,312	—	(1,093)
Expiring 04/03/24	RBC	PLN	410	103,694	102,642	—	(1,052)
Expiring 04/03/24	SSB	PLN	840	212,550	210,292	—	(2,258)
Expiring 04/19/24	CITI	PLN	7,739	1,965,000	1,937,258	—	(27,742)
Expiring 04/19/24	GSI	PLN	4,692	1,157,558	1,174,501	16,943	—
Expiring 04/19/24	HSBC	PLN	6,417	1,590,785	1,606,236	15,451	—
Expiring 04/19/24	JPM	PLN	2,725	673,442	682,102	8,660	—
Expiring 05/08/24	BARC	PLN	239	59,953	59,813	—	(140)
Expiring 05/08/24	BARC	PLN	52	13,045	13,014	—	(31)
Expiring 05/08/24	JPM	PLN	425	106,573	106,362	—	(211)
Romanian Leu,
Expiring 04/03/24	BARC	RON	215	46,875	46,669	—	(206)
Expiring 04/03/24	BNP	RON	833	181,585	180,815	—	(770)
Expiring 04/03/24	GSI	RON	469	102,044	101,804	—	(240)
Expiring 04/03/24	UAG	RON	622	135,558	135,014	—	(544)
Expiring 05/08/24	GSI	RON	469	102,177	101,738	—	(439)
Singapore Dollar,
Expiring 04/03/24	JPM	SGD	691	513,602	511,899	—	(1,703)
Expiring 04/03/24	JPM	SGD	638	474,208	472,635	—	(1,573)
Expiring 04/03/24	JPM	SGD	170	127,960	125,938	—	(2,022)
South African Rand,
Expiring 04/03/24	BNP	ZAR	7,090	377,551	374,168	—	(3,383)
Expiring 04/03/24	BOA	ZAR	9,930	535,483	524,046	—	(11,437)
Expiring 04/03/24	BOA	ZAR	3,990	210,349	210,569	220	—
Expiring 04/03/24	GSI	ZAR	7,190	379,291	379,445	154	—
Expiring 04/03/24	MSI	ZAR	11,180	578,687	590,014	11,327	—
Expiring 04/03/24	MSI	ZAR	10,000	528,961	527,741	—	(1,220)
Expiring 04/03/24	MSI	ZAR	1,010	52,169	53,302	1,133	—
Expiring 06/20/24	BNP	ZAR	75,196	3,987,885	3,942,949	—	(44,936)
Expiring 06/20/24	GSI	ZAR	66,549	3,546,374	3,489,565	—	(56,809)
South Korean Won,
Expiring 04/03/24	BARC	KRW	568,570	424,966	421,531	—	(3,435)
Expiring 04/03/24	BARC	KRW	171,290	129,976	126,993	—	(2,983)
Expiring 04/03/24	BARC	KRW	140,530	105,438	104,187	—	(1,251)
A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/03/24	BARC	KRW	140,440	$105,206	$104,121	$—	$(1,085)
Expiring 04/03/24	BARC	KRW	70,140	52,561	52,001	—	(560)
Expiring 04/03/24	BOA	KRW	565,740	425,145	419,433	—	(5,712)
Expiring 04/03/24	BOA	KRW	564,520	424,164	418,528	—	(5,636)
Expiring 04/03/24	BOA	KRW	563,290	428,325	417,617	—	(10,708)
Expiring 04/03/24	BOA	KRW	562,110	422,100	416,742	—	(5,358)
Expiring 04/03/24	BOA	KRW	557,800	424,441	413,546	—	(10,895)
Expiring 04/03/24	CITI	KRW	3,352,118	2,482,131	2,485,220	3,089	—
Expiring 04/03/24	CITI	KRW	1,002,500	764,625	743,241	—	(21,384)
Expiring 04/03/24	CITI	KRW	562,240	423,087	416,838	—	(6,249)
Expiring 04/03/24	CITI	KRW	557,800	424,602	413,546	—	(11,056)
Expiring 04/03/24	CITI	KRW	421,580	315,106	312,555	—	(2,551)
Expiring 04/03/24	CITI	KRW	122,437	92,084	90,773	—	(1,311)
Expiring 04/03/24	JPM	KRW	566,060	427,473	419,670	—	(7,803)
Expiring 04/03/24	JPM	KRW	564,520	423,671	418,529	—	(5,142)
Expiring 04/03/24	JPM	KRW	279,730	210,650	207,389	—	(3,261)
Expiring 04/03/24	MSI	KRW	279,180	211,397	206,981	—	(4,416)
Expiring 05/08/24	BNP	KRW	426,360	316,549	316,619	70	—
Expiring 05/08/24	BOA	KRW	1,024,870	764,258	761,078	—	(3,180)
Expiring 05/08/24	BOA	KRW	568,230	421,849	421,973	124	—
Expiring 05/08/24	CITI	KRW	2,104,487	1,561,053	1,562,811	1,758	—
Expiring 06/20/24	BOA	KRW	2,403,113	1,816,000	1,788,478	—	(27,522)
Expiring 06/20/24	CITI	KRW	773,972	590,539	576,016	—	(14,523)
Swedish Krona,
Expiring 04/03/24	BNP	SEK	13,300	1,273,807	1,242,824	—	(30,983)
Expiring 04/03/24	BNP	SEK	9,855	944,524	920,904	—	(23,620)
Expiring 04/03/24	BNP	SEK	3,285	314,850	306,968	—	(7,882)
Expiring 04/03/24	BNP	SEK	550	53,205	51,395	—	(1,810)
Expiring 04/03/24	CITI	SEK	13,070	1,280,388	1,221,331	—	(59,057)
Expiring 04/03/24	DB	SEK	1,110	106,579	103,724	—	(2,855)
Expiring 04/03/24	GSI	SEK	6,570	634,781	613,936	—	(20,845)
Expiring 04/03/24	GSI	SEK	6,570	635,043	613,936	—	(21,107)
Expiring 04/03/24	JPM	SEK	6,730	637,177	628,887	—	(8,290)
Expiring 04/03/24	JPM	SEK	4,480	424,460	418,635	—	(5,825)
Expiring 04/03/24	JPM	SEK	4,410	424,648	412,094	—	(12,554)
Expiring 04/03/24	JPM	SEK	4,360	421,033	407,421	—	(13,612)
Expiring 04/03/24	JPM	SEK	2,465	235,970	230,343	—	(5,627)
Expiring 04/03/24	JPM	SEK	1,120	105,822	104,659	—	(1,163)
Expiring 04/03/24	JPM	SEK	1,100	105,909	102,790	—	(3,119)
Expiring 04/03/24	JPM	SEK	25	2,393	2,336	—	(57)
Expiring 04/03/24	MSI	SEK	4,350	425,140	406,487	—	(18,653)
Expiring 04/03/24	SG	SEK	1,100	105,716	102,790	—	(2,926)
Expiring 04/03/24	SG	SEK	1,100	105,529	102,790	—	(2,739)
Expiring 04/03/24	SSB	SEK	4,380	422,074	409,290	—	(12,784)
Expiring 04/03/24	TD	SEK	4,595	433,654	429,381	—	(4,273)
Expiring 04/03/24	TD	SEK	2,137	201,680	199,693	—	(1,987)
Expiring 04/19/24	GSI	SEK	5,157	496,961	482,214	—	(14,747)
Expiring 05/08/24	DB	SEK	4,490	424,362	420,157	—	(4,205)
Swiss Franc,
Expiring 04/03/24	BARC	CHF	1,312	1,447,978	1,455,747	7,769	—
Expiring 04/03/24	BARC	CHF	1,154	1,273,602	1,280,435	6,833	—
Expiring 04/03/24	BARC	CHF	45	51,142	49,930	—	(1,212)
Expiring 04/03/24	BNP	CHF	1,120	1,279,854	1,242,710	—	(37,144)
Expiring 04/03/24	BNP	CHF	560	624,324	621,355	—	(2,969)
Expiring 04/03/24	BNP	CHF	45	51,104	49,931	—	(1,173)
A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/03/24	GSI	CHF	95	$106,504	$105,408	$—	$(1,096)
Expiring 04/03/24	GSI	CHF	45	51,171	49,930	—	(1,241)
Expiring 04/03/24	HSBC	CHF	400	456,353	443,825	—	(12,528)
Expiring 04/03/24	JPM	CHF	1,130	1,260,518	1,253,806	—	(6,712)
Expiring 04/03/24	JPM	CHF	1,125	1,266,839	1,248,258	—	(18,581)
Expiring 04/03/24	JPM	CHF	560	633,914	621,355	—	(12,559)
Expiring 04/03/24	JPM	CHF	555	633,297	615,807	—	(17,490)
Expiring 04/03/24	JPM	CHF	280	317,410	310,678	—	(6,732)
Expiring 04/03/24	JPM	CHF	95	106,505	105,408	—	(1,097)
Expiring 04/03/24	MSI	CHF	375	428,054	416,086	—	(11,968)
Expiring 04/03/24	SG	CHF	95	105,793	105,409	—	(384)
Expiring 04/03/24	SSB	CHF	750	856,779	832,172	—	(24,607)
Expiring 04/03/24	SSB	CHF	375	425,678	416,086	—	(9,592)
Expiring 04/03/24	SSB	CHF	280	317,309	310,678	—	(6,631)
Expiring 04/03/24	SSB	CHF	95	105,822	105,409	—	(413)
Expiring 04/03/24	SSB	CHF	45	51,280	49,930	—	(1,350)
Expiring 04/03/24	UAG	CHF	555	631,015	615,808	—	(15,207)
Expiring 04/03/24	UAG	CHF	45	51,390	49,930	—	(1,460)
Expiring 04/19/24	BNP	CHF	316	373,429	351,448	—	(21,981)
Expiring 05/08/24	BNP	CHF	95	105,326	105,810	484	—
Expiring 05/08/24	DB	CHF	380	422,483	423,243	760	—
Expiring 05/08/24	JPM	CHF	95	105,629	105,811	182	—
Expiring 05/08/24	MSI	CHF	95	105,736	105,810	74	—
Expiring 05/08/24	SSB	CHF	380	422,597	423,242	645	—
Thai Baht,
Expiring 04/03/24	BARC	THB	28,717	791,080	787,453	—	(3,627)
Expiring 04/03/24	BARC	THB	17,220	474,367	472,192	—	(2,175)
Expiring 04/03/24	BARC	THB	4,530	128,111	124,218	—	(3,893)
Expiring 04/03/24	BARC	THB	3,800	106,667	104,200	—	(2,467)
Expiring 04/03/24	JPM	THB	4,840	136,376	132,718	—	(3,658)
Expiring 04/03/24	SCB	THB	4,560	128,241	125,040	—	(3,201)
Expiring 04/03/24	UAG	THB	4,960	137,785	136,008	—	(1,777)
Expiring 06/20/24	MSI	THB	66,000	1,822,000	1,821,333	—	(667)
				$539,854,888	$536,241,134	442,170	(4,055,924)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/24	BARC	AUD	7,509	$4,885,265	$4,894,044	$—	$(8,779)
Expiring 04/03/24	BARC	AUD	5,424	3,535,980	3,535,131	849	—
Expiring 04/03/24	BARC	AUD	1,682	1,094,289	1,096,255	—	(1,966)
Expiring 04/03/24	BARC	AUD	483	314,163	314,799	—	(636)
Expiring 04/03/24	BNP	AUD	1,955	1,284,297	1,274,185	10,112	—
Expiring 04/03/24	BNP	AUD	1,945	1,265,442	1,267,668	—	(2,226)
Expiring 04/03/24	BNP	AUD	1,930	1,283,627	1,257,891	25,736	—
Expiring 04/03/24	BNP	AUD	1,300	846,823	847,284	—	(461)
Expiring 04/03/24	BNP	AUD	970	641,156	632,205	8,951	—
Expiring 04/03/24	BNP	AUD	645	428,690	420,383	8,307	—
Expiring 04/03/24	BNP	AUD	23	15,008	15,021	—	(13)
Expiring 04/03/24	DB	AUD	160	104,408	104,281	127	—
Expiring 04/03/24	GSI	AUD	970	642,482	632,204	10,278	—
Expiring 04/03/24	JPM	AUD	1,230	812,691	801,661	11,030	—
A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/03/24	JPM	AUD	485	$315,512	$316,102	$—	$(590)
Expiring 04/03/24	JPM	AUD	130	84,661	84,729	—	(68)
Expiring 04/03/24	MSI	AUD	970	630,296	632,204	—	(1,908)
Expiring 04/03/24	MSI	AUD	965	627,291	628,946	—	(1,655)
Expiring 04/03/24	MSI	AUD	80	52,110	52,141	—	(31)
Expiring 04/03/24	RBC	AUD	65	42,320	42,364	—	(44)
Expiring 04/03/24	RBC	AUD	42	27,328	27,343	—	(15)
Expiring 04/03/24	SSB	AUD	480	311,841	312,843	—	(1,002)
Expiring 04/03/24	SSB	AUD	390	253,961	254,185	—	(224)
Expiring 04/03/24	SSB	AUD	80	52,254	52,140	114	—
Expiring 04/03/24	SSB	AUD	80	52,172	52,140	32	—
Expiring 04/03/24	WBC	AUD	650	423,281	423,642	—	(361)
Expiring 04/03/24	WBC	AUD	645	428,717	420,383	8,334	—
Expiring 05/08/24	BARC	AUD	8,119	5,298,205	5,296,875	1,330	—
Expiring 05/08/24	BARC	AUD	1,682	1,097,621	1,097,345	276	—
Expiring 05/08/24	MSI	AUD	650	424,654	424,063	591	—
Brazilian Real,
Expiring 04/02/24	BARC	BRL	590	118,317	117,575	742	—
Expiring 04/02/24	BOA	BRL	3,298	660,102	657,224	2,878	—
Expiring 04/02/24	CITI	BRL	32,063	6,433,148	6,389,459	43,689	—
Expiring 04/02/24	CITI	BRL	4,233	848,807	843,550	5,257	—
Expiring 04/02/24	GSI	BRL	10,236	2,052,000	2,039,782	12,218	—
Expiring 04/02/24	MSI	BRL	260	52,040	51,813	227	—
Expiring 05/03/24	CITI	BRL	4,567	915,000	907,389	7,611	—
British Pound,
Expiring 04/02/24	HSBC	GBP	2,559	3,245,020	3,229,671	15,349	—
Expiring 04/03/24	BARC	GBP	84	105,997	106,024	—	(27)
Expiring 04/03/24	BMO	GBP	333	428,730	420,310	8,420	—
Expiring 04/03/24	BNP	GBP	2,498	3,167,903	3,152,953	14,950	—
Expiring 04/03/24	BNP	GBP	999	1,284,115	1,260,929	23,186	—
Expiring 04/03/24	BNP	GBP	334	423,807	421,572	2,235	—
Expiring 04/03/24	BNP	GBP	319	402,849	402,639	210	—
Expiring 04/03/24	BNP	GBP	318	403,932	401,377	2,555	—
Expiring 04/03/24	BNP	GBP	293	374,185	369,822	4,363	—
Expiring 04/03/24	BNP	GBP	222	281,599	280,206	1,393	—
Expiring 04/03/24	BNP	GBP	119	151,108	150,201	907	—
Expiring 04/03/24	BNP	GBP	99	126,035	124,957	1,078	—
Expiring 04/03/24	BNP	GBP	42	53,125	53,013	112	—
Expiring 04/03/24	BOA	GBP	6,823	8,628,598	8,611,930	16,668	—
Expiring 04/03/24	BOA	GBP	1,830	2,314,280	2,309,810	4,470	—
Expiring 04/03/24	DB	GBP	83	105,719	104,762	957	—
Expiring 04/03/24	GSI	GBP	1,022	1,295,804	1,289,959	5,845	—
Expiring 04/03/24	GSI	GBP	251	318,824	316,810	2,014	—
Expiring 04/03/24	HSBC	GBP	3,149	3,971,519	3,974,640	—	(3,121)
Expiring 04/03/24	JPM	GBP	502	637,038	633,620	3,418	—
Expiring 04/03/24	JPM	GBP	499	631,854	629,834	2,020	—
Expiring 04/03/24	JPM	GBP	42	53,136	53,012	124	—
Expiring 04/03/24	MSI	GBP	994	1,270,675	1,254,618	16,057	—
Expiring 04/03/24	MSI	GBP	83	105,704	104,762	942	—
Expiring 04/03/24	SSB	GBP	333	429,085	420,309	8,776	—
Expiring 04/03/24	SSB	GBP	333	428,548	420,310	8,238	—
Expiring 04/03/24	SSB	GBP	333	428,659	420,309	8,350	—
Expiring 04/03/24	SSB	GBP	332	424,010	419,047	4,963	—
Expiring 04/03/24	SSB	GBP	251	318,726	316,810	1,916	—
Expiring 04/03/24	SSB	GBP	149	189,918	188,066	1,852	—
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/03/24	SSB	GBP	42	$53,057	$53,012	$45	$—
Expiring 04/03/24	SSB	GBP	42	53,110	53,012	98	—
Expiring 04/19/24	BOA	GBP	804	1,023,826	1,015,244	8,582	—
Expiring 04/19/24	HSBC	GBP	10,770	13,719,179	13,595,389	123,790	—
Expiring 04/19/24	JPM	GBP	644	816,000	812,859	3,141	—
Expiring 04/19/24	SSB	GBP	459	586,585	578,963	7,622	—
Expiring 05/02/24	BNP	GBP	1,100	1,390,620	1,388,625	1,995	—
Expiring 05/02/24	BNP	GBP	261	330,301	330,026	275	—
Expiring 05/02/24	MSI	GBP	1,999	2,520,355	2,524,117	—	(3,762)
Expiring 05/08/24	GSI	GBP	122	154,149	154,017	132	—
Expiring 05/08/24	HSBC	GBP	9,380	11,832,068	11,841,590	—	(9,522)
Expiring 05/08/24	HSBC	GBP	770	971,289	972,071	—	(782)
Canadian Dollar,
Expiring 04/03/24	BARC	CAD	1,730	1,280,656	1,277,288	3,368	—
Expiring 04/03/24	BARC	CAD	575	423,505	424,533	—	(1,028)
Expiring 04/03/24	BARC	CAD	170	126,026	125,514	512	—
Expiring 04/03/24	BNP	CAD	1,715	1,267,198	1,266,214	984	—
Expiring 04/03/24	BNP	CAD	300	222,084	221,495	589	—
Expiring 04/03/24	BOA	CAD	285	209,803	210,421	—	(618)
Expiring 04/03/24	CWMC	CAD	8,412	6,199,357	6,210,723	—	(11,366)
Expiring 04/03/24	GSI	CAD	235	173,129	173,504	—	(375)
Expiring 04/03/24	JPM	CAD	860	633,583	634,953	—	(1,370)
Expiring 04/03/24	JPM	CAD	145	106,934	107,056	—	(122)
Expiring 04/03/24	JPM	CAD	145	106,887	107,056	—	(169)
Expiring 04/03/24	RBC	CAD	6,065	4,462,939	4,477,893	—	(14,954)
Expiring 04/03/24	RBC	CAD	2,178	1,602,684	1,608,054	—	(5,370)
Expiring 04/03/24	RBC	CAD	235	173,753	173,504	249	—
Expiring 04/19/24	BNP	CAD	1,286	957,114	949,896	7,218	—
Expiring 04/19/24	JPM	CAD	350	259,761	258,564	1,197	—
Expiring 05/08/24	BNP	CAD	1,735	1,281,627	1,281,619	8	—
Expiring 05/08/24	BNP	CAD	1,155	853,348	853,181	167	—
Expiring 05/08/24	RBC	CAD	8,412	6,193,140	6,213,820	—	(20,680)
Chilean Peso,
Expiring 04/03/24	BOA	CLP	56,250	58,140	57,403	737	—
Expiring 04/03/24	DB	CLP	224,800	232,351	229,405	2,946	—
Expiring 04/03/24	MSI	CLP	390,408	398,628	398,407	221	—
Expiring 04/03/24	MSI	CLP	100,000	105,452	102,049	3,403	—
Expiring 04/03/24	MSI	CLP	99,900	102,575	101,946	629	—
Expiring 04/03/24	MSI	CLP	89,389	91,271	91,220	51	—
Expiring 04/03/24	MSI	CLP	56,250	58,320	57,402	918	—
Expiring 04/03/24	MSI	CLP	50,000	51,099	51,025	74	—
Expiring 04/03/24	MSI	CLP	50,000	51,387	51,024	363	—
Expiring 05/08/24	MSI	CLP	727,708	742,264	741,838	426	—
Expiring 05/08/24	MSI	CLP	160,389	163,597	163,503	94	—
Expiring 06/21/24	TD	CLP	3,911,667	4,124,055	3,983,992	140,063	—
Chinese Renminbi,
Expiring 04/03/24	JPM	CNH	5,625	774,075	774,573	—	(498)
Expiring 04/03/24	JPM	CNH	5,285	733,712	727,754	5,958	—
Expiring 04/03/24	JPM	CNH	4,633	639,431	637,972	1,459	—
Expiring 04/03/24	JPM	CNH	4,583	635,116	631,087	4,029	—
Expiring 04/03/24	JPM	CNH	3,433	476,883	472,730	4,153	—
Expiring 04/03/24	JPM	CNH	2,558	355,125	352,241	2,884	—
Expiring 04/03/24	JPM	CNH	1,430	198,412	196,914	1,498	—
Expiring 04/10/24	BOA	CNH	5,891	875,686	811,413	64,273	—
Expiring 04/24/24	CITI	CNH	24,301	3,383,000	3,349,179	33,821	—
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/24/24	CITI	CNH	24,223	$3,371,000	$3,338,460	$32,540	$—
Expiring 04/24/24	HSBC	CNH	45,570	6,345,000	6,280,518	64,482	—
Expiring 04/24/24	HSBC	CNH	24,417	3,366,000	3,365,147	853	—
Expiring 04/24/24	JPM	CNH	2,964	412,931	408,461	4,470	—
Expiring 04/24/24	MSI	CNH	141,888	19,869,189	19,554,991	314,198	—
Expiring 04/24/24	MSI	CNH	78,586	11,004,687	10,830,666	174,021	—
Expiring 04/24/24	MSI	CNH	3,807	533,489	524,704	8,785	—
Expiring 05/08/24	JPM	CNH	14,400	1,990,325	1,985,956	4,369	—
Expiring 05/08/24	JPM	CNH	2,558	353,559	352,783	776	—
Expiring 05/08/24	JPM	CNH	1,095	151,313	151,015	298	—
Colombian Peso,
Expiring 04/03/24	BARC	COP	417,500	107,348	107,880	—	(532)
Expiring 04/03/24	BNP	COP	997,712	252,151	257,804	—	(5,653)
Expiring 04/03/24	BNP	COP	513,300	129,392	132,634	—	(3,242)
Expiring 04/03/24	CITI	COP	2,043,112	530,954	527,931	3,023	—
Expiring 04/03/24	GSI	COP	255,200	65,064	65,943	—	(879)
Expiring 05/08/24	BOA	COP	513,200	133,131	131,860	1,271	—
Expiring 05/08/24	CITI	COP	1,337,612	345,717	343,683	2,034	—
Czech Koruna,
Expiring 04/03/24	BARC	CZK	4,910	210,033	209,334	699	—
Expiring 04/03/24	DB	CZK	2,470	106,658	105,306	1,352	—
Expiring 04/03/24	MSI	CZK	5,202	222,041	221,783	258	—
Expiring 04/03/24	SG	CZK	2,460	105,602	104,880	722	—
Expiring 04/03/24	UAG	CZK	11,770	504,198	501,804	2,394	—
Expiring 04/03/24	UAG	CZK	2,490	107,398	106,159	1,239	—
Expiring 04/19/24	BARC	CZK	41,382	1,777,000	1,764,109	12,891	—
Expiring 04/19/24	BARC	CZK	21,484	934,836	915,856	18,980	—
Expiring 04/19/24	BARC	CZK	21,245	925,164	905,682	19,482	—
Expiring 04/19/24	BNP	CZK	50,596	2,159,000	2,156,874	2,126	—
Expiring 04/19/24	BOA	CZK	48,366	2,116,000	2,061,799	54,201	—
Expiring 04/19/24	BOA	CZK	44,833	1,892,000	1,911,194	—	(19,194)
Expiring 04/19/24	GSI	CZK	55,290	2,363,000	2,356,984	6,016	—
Expiring 04/19/24	GSI	CZK	28,019	1,181,432	1,194,427	—	(12,995)
Expiring 04/19/24	JPM	CZK	19,906	841,568	848,586	—	(7,018)
Expiring 04/19/24	MSI	CZK	52,059	2,215,000	2,219,244	—	(4,244)
Expiring 05/09/24	UAG	CZK	7,702	329,866	328,333	1,533	—
Danish Krone,
Expiring 04/03/24	BARC	DKK	1,942	282,254	280,968	1,286	—
Expiring 05/08/24	BARC	DKK	1,942	282,506	281,454	1,052	—
Euro,
Expiring 04/02/24	BNP	EUR	41,315	44,902,944	44,581,799	321,145	—
Expiring 04/02/24	MSI	EUR	222	243,642	239,908	3,734	—
Expiring 04/02/24	SSB	EUR	542	585,301	584,408	893	—
Expiring 04/03/24	BARC	EUR	1,172	1,281,903	1,264,707	17,196	—
Expiring 04/03/24	BARC	EUR	778	849,981	839,542	10,439	—
Expiring 04/03/24	BARC	EUR	585	634,213	631,275	2,938	—
Expiring 04/03/24	BARC	EUR	390	423,848	420,850	2,998	—
Expiring 04/03/24	BARC	EUR	292	320,242	315,098	5,144	—
Expiring 04/03/24	BNP	EUR	1,267	1,375,921	1,367,222	8,699	—
Expiring 04/03/24	BNP	EUR	1,193	1,291,333	1,287,369	3,964	—
Expiring 04/03/24	BNP	EUR	1,171	1,281,592	1,263,628	17,964	—
Expiring 04/03/24	BNP	EUR	1,031	1,123,255	1,112,554	10,701	—
Expiring 04/03/24	BNP	EUR	491	533,317	529,839	3,478	—
Expiring 04/03/24	BNP	EUR	451	493,053	486,675	6,378	—
Expiring 04/03/24	BNP	EUR	393	426,210	424,087	2,123	—
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/03/24	BNP	EUR	393	$425,969	$424,087	$1,882	$—
Expiring 04/03/24	BNP	EUR	212	230,341	228,769	1,572	—
Expiring 04/03/24	CITI	EUR	1,178	1,276,733	1,271,182	5,551	—
Expiring 04/03/24	DB	EUR	14,714	15,920,548	15,877,907	42,641	—
Expiring 04/03/24	DB	EUR	2,544	2,752,608	2,745,235	7,373	—
Expiring 04/03/24	DB	EUR	140	153,415	151,075	2,340	—
Expiring 04/03/24	GSI	EUR	1,557	1,708,157	1,680,162	27,995	—
Expiring 04/03/24	GSI	EUR	781	854,252	842,779	11,473	—
Expiring 04/03/24	GSI	EUR	778	852,752	839,542	13,210	—
Expiring 04/03/24	GSI	EUR	389	422,108	419,771	2,337	—
Expiring 04/03/24	GSI	EUR	277	300,627	298,911	1,716	—
Expiring 04/03/24	JPM	EUR	1,170	1,274,575	1,262,550	12,025	—
Expiring 04/03/24	JPM	EUR	1,168	1,277,916	1,260,391	17,525	—
Expiring 04/03/24	JPM	EUR	1,164	1,264,774	1,256,074	8,700	—
Expiring 04/03/24	JPM	EUR	586	636,033	632,353	3,680	—
Expiring 04/03/24	JPM	EUR	389	424,995	419,771	5,224	—
Expiring 04/03/24	JPM	EUR	237	259,139	255,748	3,391	—
Expiring 04/03/24	MSI	EUR	50,838	55,058,317	54,859,387	198,930	—
Expiring 04/03/24	MSI	EUR	49	53,225	52,876	349	—
Expiring 04/03/24	MSI	EUR	48	52,545	51,797	748	—
Expiring 04/03/24	RBC	EUR	1,731	1,872,601	1,867,926	4,675	—
Expiring 04/03/24	RBC	EUR	390	423,506	420,850	2,656	—
Expiring 04/03/24	SSB	EUR	393	426,215	424,088	2,127	—
Expiring 04/03/24	SSB	EUR	393	426,081	424,087	1,994	—
Expiring 04/03/24	SSB	EUR	389	426,280	419,770	6,510	—
Expiring 04/03/24	TD	EUR	293	319,566	316,177	3,389	—
Expiring 04/03/24	TD	EUR	292	316,795	315,098	1,697	—
Expiring 04/03/24	UAG	EUR	584	639,039	630,195	8,844	—
Expiring 04/03/24	UAG	EUR	287	311,036	309,703	1,333	—
Expiring 04/19/24	BARC	EUR	2,163	2,361,000	2,336,039	24,961	—
Expiring 04/19/24	BARC	EUR	1,583	1,698,606	1,709,276	—	(10,670)
Expiring 04/19/24	BOA	EUR	21,151	23,094,380	22,838,025	256,355	—
Expiring 04/19/24	CITI	EUR	837	910,274	903,768	6,506	—
Expiring 04/19/24	CITI	EUR	760	830,000	820,629	9,371	—
Expiring 04/19/24	CITI	EUR	756	822,000	816,557	5,443	—
Expiring 04/19/24	CITI	EUR	748	825,000	807,929	17,071	—
Expiring 04/19/24	DB	EUR	6,930	7,556,718	7,482,584	74,134	—
Expiring 04/19/24	HSBC	EUR	9,532	10,414,566	10,292,187	122,379	—
Expiring 04/19/24	HSBC	EUR	3,369	3,653,637	3,637,748	15,889	—
Expiring 04/19/24	JPM	EUR	14,602	15,831,790	15,766,626	65,164	—
Expiring 04/19/24	JPM	EUR	200	219,464	215,954	3,510	—
Expiring 04/19/24	MSI	EUR	225	245,518	242,611	2,907	—
Expiring 04/19/24	MSI	EUR	122	133,382	131,790	1,592	—
Expiring 04/19/24	SSB	EUR	34,221	37,605,806	36,950,502	655,304	—
Expiring 04/19/24	TD	EUR	31,726	34,645,759	34,257,038	388,721	—
Expiring 05/02/24	BNP	EUR	39,986	43,383,653	43,197,605	186,048	—
Expiring 05/02/24	BNP	EUR	964	1,042,692	1,041,803	889	—
Expiring 05/08/24	DB	EUR	56,435	61,148,621	60,982,814	165,807	—
Expiring 05/08/24	GSI	EUR	783	848,583	846,099	2,484	—
Expiring 05/08/24	GSI	EUR	479	518,036	517,601	435	—
Expiring 05/08/24	JPM	EUR	98	105,906	105,898	8	—
Expiring 05/08/24	MSI	EUR	258	278,876	278,791	85	—
Expiring 05/08/24	RBC	EUR	784	849,754	847,179	2,575	—
Expiring 05/08/24	SSB	EUR	392	426,076	423,589	2,487	—
A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 04/03/24	HSBC	HKD	15,795	$2,020,172	$2,018,470	$1,702	$—
Expiring 04/12/24	SCB	HKD	10,395	1,338,216	1,328,770	9,446	—
Expiring 05/09/24	SCB	HKD	10,340	1,329,613	1,322,830	6,783	—
Hungarian Forint,
Expiring 04/03/24	DB	HUF	31,800	86,708	87,079	—	(371)
Expiring 04/03/24	UAG	HUF	31,800	86,685	87,079	—	(394)
Expiring 04/19/24	BARC	HUF	816,431	2,228,000	2,233,320	—	(5,320)
Expiring 04/19/24	BARC	HUF	629,893	1,745,000	1,723,052	21,948	—
Expiring 04/19/24	BOA	HUF	1,123,009	3,193,814	3,071,956	121,858	—
Expiring 04/19/24	CITI	HUF	476,712	1,317,467	1,304,032	13,435	—
Expiring 04/19/24	GSI	HUF	2,069,171	5,946,918	5,660,152	286,766	—
Expiring 04/19/24	HSBC	HUF	743,889	2,051,576	2,034,886	16,690	—
Expiring 04/19/24	UAG	HUF	541,983	1,510,000	1,482,577	27,423	—
Expiring 05/08/24	BARC	HUF	4,278	11,725	11,689	36	—
Indian Rupee,
Expiring 04/03/24	CITI	INR	20,440	246,347	245,096	1,251	—
Expiring 04/03/24	CITI	INR	15,757	189,714	188,942	772	—
Expiring 04/03/24	CITI	INR	10,510	126,756	126,025	731	—
Expiring 04/03/24	DB	INR	138,447	1,660,556	1,660,115	441	—
Expiring 04/03/24	DB	INR	23,383	280,607	280,385	222	—
Expiring 04/03/24	DB	INR	5,253	63,243	62,988	255	—
Expiring 04/03/24	JPM	INR	23,700	284,719	284,186	533	—
Expiring 04/03/24	JPM	INR	21,673	259,415	259,880	—	(465)
Expiring 04/03/24	JPM	INR	15,180	182,386	182,023	363	—
Expiring 04/03/24	JPM	INR	12,735	152,415	152,705	—	(290)
Expiring 04/03/24	JPM	INR	9,515	113,911	114,094	—	(183)
Expiring 04/03/24	JPM	INR	8,937	106,959	107,163	—	(204)
Expiring 06/20/24	JPM	INR	273,004	3,284,000	3,265,527	18,473	—
Expiring 06/20/24	JPM	INR	267,316	3,215,000	3,197,492	17,508	—
Expiring 06/20/24	JPM	INR	260,008	3,112,000	3,110,073	1,927	—
Indonesian Rupiah,
Expiring 04/03/24	JPM	IDR	14,485,607	924,181	912,545	11,636	—
Expiring 05/08/24	BOA	IDR	14,485,607	914,669	911,580	3,089	—
Expiring 06/20/24	CITI	IDR	14,283,621	902,000	897,838	4,162	—
Israeli Shekel,
Expiring 04/03/24	BARC	ILS	643	177,796	174,914	2,882	—
Expiring 04/03/24	BARC	ILS	400	110,604	108,811	1,793	—
Expiring 04/03/24	BNP	ILS	245	68,098	66,647	1,451	—
Expiring 04/03/24	GSI	ILS	195	53,582	53,046	536	—
Expiring 04/03/24	JPM	ILS	490	136,873	133,293	3,580	—
Expiring 05/08/24	BARC	ILS	1,133	309,948	308,645	1,303	—
Expiring 05/08/24	BARC	ILS	445	121,736	121,224	512	—
Japanese Yen,
Expiring 04/03/24	BARC	JPY	126,900	853,006	839,055	13,951	—
Expiring 04/03/24	BARC	JPY	94,500	640,947	624,829	16,118	—
Expiring 04/03/24	BARC	JPY	63,400	430,019	419,197	10,822	—
Expiring 04/03/24	BARC	JPY	62,800	428,986	415,230	13,756	—
Expiring 04/03/24	BARC	JPY	26,300	175,914	173,894	2,020	—
Expiring 04/03/24	BARC	JPY	7,900	52,831	52,235	596	—
Expiring 04/03/24	BNP	JPY	862,821	5,704,936	5,704,923	13	—
Expiring 04/03/24	BNP	JPY	94,150	622,535	622,514	21	—
Expiring 04/03/24	BOA	JPY	94,500	645,408	624,829	20,579	—
Expiring 04/03/24	CITI	JPY	191,000	1,278,628	1,262,881	15,747	—
Expiring 04/03/24	DB	JPY	64,200	425,315	424,487	828	—
Expiring 04/03/24	GSI	JPY	157,500	1,075,648	1,041,381	34,267	—
A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/03/24	GSI	JPY	64,100	$424,617	$423,826	$791	$—
Expiring 04/03/24	GSI	JPY	63,500	426,948	419,858	7,090	—
Expiring 04/03/24	GSI	JPY	49,400	332,365	326,630	5,735	—
Expiring 04/03/24	JPM	JPY	95,100	640,222	628,796	11,426	—
Expiring 04/03/24	JPM	JPY	94,500	644,954	624,828	20,126	—
Expiring 04/03/24	JPM	JPY	63,400	430,517	419,197	11,320	—
Expiring 04/03/24	JPM	JPY	61,900	413,450	409,279	4,171	—
Expiring 04/03/24	MSI	JPY	1,289,448	8,603,168	8,525,756	77,412	—
Expiring 04/03/24	MSI	JPY	250,700	1,705,918	1,657,614	48,304	—
Expiring 04/03/24	MSI	JPY	127,200	848,300	841,039	7,261	—
Expiring 04/03/24	MSI	JPY	96,200	640,060	636,069	3,991	—
Expiring 04/03/24	MSI	JPY	39,800	269,952	263,155	6,797	—
Expiring 04/03/24	RBC	JPY	94,500	626,830	624,829	2,001	—
Expiring 04/03/24	SSB	JPY	190,500	1,291,138	1,259,575	31,563	—
Expiring 04/19/24	BOA	JPY	272,016	1,801,000	1,802,774	—	(1,774)
Expiring 04/22/24	CBA	JPY	357,250	2,442,259	2,368,699	73,560	—
Expiring 05/07/24	BNP	JPY	2,027,500	13,944,857	13,475,131	469,726	—
Expiring 05/08/24	BARC	JPY	16,100	106,993	107,021	—	(28)
Expiring 05/08/24	BNP	JPY	1,188,248	7,898,608	7,898,632	—	(24)
Expiring 05/08/24	BNP	JPY	37,400	248,707	248,609	98	—
Expiring 05/08/24	GSI	JPY	16,100	106,988	107,021	—	(33)
Expiring 05/08/24	MSI	JPY	128,500	853,539	854,177	—	(638)
Malaysian Ringgit,
Expiring 04/03/24	BNP	MYR	3,593	756,150	754,288	1,862	—
Expiring 05/08/24	DB	MYR	3,593	761,665	754,093	7,572	—
Mexican Peso,
Expiring 04/03/24	BARC	MXN	5,150	303,377	309,496	—	(6,119)
Expiring 04/03/24	BNP	MXN	12,790	763,933	768,633	—	(4,700)
Expiring 04/03/24	BNP	MXN	7,180	425,603	431,493	—	(5,890)
Expiring 04/03/24	BNP	MXN	7,180	426,346	431,493	—	(5,147)
Expiring 04/03/24	BNP	MXN	7,110	424,276	427,286	—	(3,010)
Expiring 04/03/24	BNP	MXN	6,490	378,399	390,025	—	(11,626)
Expiring 04/03/24	BNP	MXN	1,800	106,718	108,173	—	(1,455)
Expiring 04/03/24	BOA	MXN	7,190	422,263	432,093	—	(9,830)
Expiring 04/03/24	GSI	MXN	7,180	426,416	431,492	—	(5,076)
Expiring 04/03/24	GSI	MXN	7,110	424,833	427,286	—	(2,453)
Expiring 04/03/24	GSI	MXN	3,870	228,585	232,573	—	(3,988)
Expiring 04/03/24	GSI	MXN	1,790	107,101	107,572	—	(471)
Expiring 04/03/24	GSI	MXN	1,790	107,075	107,572	—	(497)
Expiring 04/03/24	GSI	MXN	1,790	107,075	107,572	—	(497)
Expiring 04/03/24	JPM	MXN	12,930	758,496	777,047	—	(18,551)
Expiring 04/03/24	JPM	MXN	12,770	762,003	767,432	—	(5,429)
Expiring 04/03/24	JPM	MXN	10,640	634,441	639,426	—	(4,985)
Expiring 04/03/24	JPM	MXN	7,200	419,919	432,694	—	(12,775)
Expiring 04/03/24	JPM	MXN	2,200	130,513	132,213	—	(1,700)
Expiring 04/03/24	JPM	MXN	1,450	85,821	87,140	—	(1,319)
Expiring 04/03/24	JPM	MXN	890	52,588	53,486	—	(898)
Expiring 04/03/24	MSI	MXN	7,180	425,216	431,493	—	(6,277)
Expiring 04/03/24	MSI	MXN	4,000	238,009	240,386	—	(2,377)
Expiring 04/03/24	MSI	MXN	1,830	108,602	109,976	—	(1,374)
Expiring 04/03/24	RBC	MXN	7,150	422,395	429,689	—	(7,294)
Expiring 04/03/24	SSB	MXN	780	45,632	46,876	—	(1,244)
Expiring 04/03/24	UAG	MXN	46,057	2,682,372	2,767,860	—	(85,488)
Expiring 04/03/24	UAG	MXN	21,982	1,280,238	1,321,040	—	(40,802)
Expiring 05/08/24	BNP	MXN	5,320	318,944	317,977	967	—
A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/08/24	BNP	MXN	5,320	$318,778	$317,977	$801	$—
Expiring 05/08/24	DB	MXN	1,540	92,195	92,046	149	—
Expiring 05/08/24	JPM	MXN	14,200	846,336	848,736	—	(2,400)
Expiring 05/08/24	UAG	MXN	38,397	2,291,776	2,294,993	—	(3,217)
Expiring 05/08/24	UAG	MXN	32,122	1,917,245	1,919,936	—	(2,691)
Expiring 06/20/24	GSI	MXN	44,527	2,650,000	2,643,505	6,495	—
New Taiwanese Dollar,
Expiring 04/03/24	BOA	TWD	4,905	153,714	153,238	476	—
Expiring 04/03/24	JPM	TWD	19,425	615,358	606,859	8,499	—
Expiring 06/20/24	GSI	TWD	495,002	15,862,399	15,530,693	331,706	—
New Zealand Dollar,
Expiring 04/03/24	BNP	NZD	5,007	3,003,350	2,991,437	11,913	—
Expiring 04/03/24	BNP	NZD	425	258,888	253,916	4,972	—
Expiring 04/03/24	CITI	NZD	523	322,909	312,467	10,442	—
Expiring 04/03/24	JPM	NZD	695	423,158	415,229	7,929	—
Expiring 04/03/24	JPM	NZD	175	106,481	104,554	1,927	—
Expiring 04/03/24	MSI	NZD	4,202	2,562,800	2,510,489	52,311	—
Expiring 04/03/24	MSI	NZD	3,576	2,181,002	2,136,484	44,518	—
Expiring 04/03/24	MSI	NZD	2,095	1,276,083	1,251,659	24,424	—
Expiring 04/03/24	MSI	NZD	522	321,054	311,869	9,185	—
Expiring 04/03/24	MSI	NZD	330	200,737	197,158	3,579	—
Expiring 04/03/24	MSI	NZD	175	105,125	104,554	571	—
Expiring 04/03/24	MSI	NZD	85	51,790	50,784	1,006	—
Expiring 04/03/24	SSB	NZD	85	51,772	50,784	988	—
Expiring 04/03/24	SSB	NZD	85	51,742	50,783	959	—
Expiring 04/19/24	CITI	NZD	1,331	811,848	795,313	16,535	—
Expiring 05/08/24	BNP	NZD	4,532	2,718,544	2,707,781	10,763	—
Expiring 05/08/24	BNP	NZD	1,415	850,323	845,434	4,889	—
Expiring 05/08/24	JPM	NZD	175	105,177	104,559	618	—
Expiring 05/08/24	MSI	NZD	880	528,271	525,783	2,488	—
Norwegian Krone,
Expiring 04/03/24	BARC	NOK	4,470	423,337	411,801	11,536	—
Expiring 04/03/24	GSI	NOK	6,695	635,887	616,780	19,107	—
Expiring 04/03/24	GSI	NOK	6,695	636,044	616,780	19,264	—
Expiring 04/03/24	GSI	NOK	6,650	642,806	612,635	30,171	—
Expiring 04/03/24	GSI	NOK	4,440	428,394	409,038	19,356	—
Expiring 04/03/24	GSI	NOK	4,440	426,968	409,037	17,931	—
Expiring 04/03/24	JPM	NOK	2,240	213,010	206,361	6,649	—
Expiring 04/03/24	JPM	NOK	2,230	214,028	205,440	8,588	—
Expiring 04/03/24	JPM	NOK	560	52,917	51,590	1,327	—
Expiring 04/03/24	SSB	NOK	4,480	426,699	412,723	13,976	—
Expiring 04/03/24	TD	NOK	32,293	2,997,030	2,975,009	22,021	—
Expiring 04/03/24	TD	NOK	15,908	1,502,686	1,465,532	37,154	—
Expiring 05/08/24	GSI	NOK	9,160	846,218	844,590	1,628	—
Expiring 05/08/24	JPM	NOK	9,100	847,661	839,057	8,604	—
Expiring 05/08/24	TD	NOK	5,508	511,637	507,859	3,778	—
Peruvian Nuevo Sol,
Expiring 04/03/24	BOA	PEN	315	85,329	84,671	658	—
Expiring 04/03/24	CITI	PEN	764	201,206	205,360	—	(4,154)
Expiring 04/03/24	CITI	PEN	152	40,808	40,857	—	(49)
Expiring 05/08/24	CITI	PEN	1,079	289,493	289,829	—	(336)
Expiring 06/20/24	BARC	PEN	6,073	1,604,448	1,630,052	—	(25,604)
Expiring 06/20/24	CITI	PEN	9,367	2,544,536	2,514,449	30,087	—
Philippine Peso,
Expiring 04/03/24	BOA	PHP	2,165	38,482	38,529	—	(47)
A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/20/24	CITI	PHP	167,587	$2,996,000	$2,980,195	$15,805	$—
Polish Zloty,
Expiring 04/03/24	BARC	PLN	2,628	659,055	657,911	1,144	—
Expiring 04/03/24	BARC	PLN	1,711	429,088	428,343	745	—
Expiring 04/03/24	BARC	PLN	239	59,975	59,833	142	—
Expiring 04/03/24	BARC	PLN	52	13,049	13,018	31	—
Expiring 04/03/24	MSI	PLN	415	105,826	103,894	1,932	—
Expiring 04/19/24	CITI	PLN	6,417	1,597,331	1,606,237	—	(8,906)
Expiring 04/19/24	CITI	PLN	4,935	1,228,541	1,235,390	—	(6,849)
Expiring 04/19/24	CITI	PLN	2,723	673,333	681,646	—	(8,313)
Expiring 04/19/24	GSI	PLN	6,232	1,538,667	1,559,994	—	(21,327)
Expiring 04/19/24	HSBC	PLN	5,979	1,482,129	1,496,525	—	(14,396)
Expiring 05/08/24	MSI	PLN	420	105,244	105,111	133	—
Romanian Leu,
Expiring 04/03/24	BARC	RON	215	46,786	46,669	117	—
Expiring 04/03/24	BNP	RON	833	181,257	180,816	441	—
Expiring 04/03/24	GSI	RON	469	102,224	101,804	420	—
Expiring 04/03/24	UAG	RON	622	135,325	135,015	310	—
Expiring 05/08/24	BARC	RON	215	46,853	46,639	214	—
Expiring 05/08/24	BNP	RON	833	181,495	180,699	796	—
Expiring 05/08/24	UAG	RON	622	135,503	134,928	575	—
Singapore Dollar,
Expiring 04/03/24	JPM	SGD	281	209,007	208,167	840	—
Expiring 04/03/24	JPM	SGD	278	206,776	205,945	831	—
Expiring 04/03/24	JPM	SGD	235	174,595	174,090	505	—
Expiring 04/03/24	MSI	SGD	155	116,387	114,825	1,562	—
Expiring 04/03/24	MSI	SGD	100	74,429	74,081	348	—
Expiring 04/03/24	MSI	SGD	85	63,298	62,969	329	—
Expiring 04/03/24	MSI	SGD	70	52,368	51,857	511	—
Expiring 04/03/24	SCB	SGD	150	111,769	111,122	647	—
Expiring 04/03/24	SSB	SGD	145	107,968	107,417	551	—
Expiring 05/08/24	JPM	SGD	691	514,395	512,714	1,681	—
Expiring 05/08/24	JPM	SGD	638	474,941	473,389	1,552	—
Expiring 05/08/24	SCB	SGD	70	52,164	51,939	225	—
Expiring 06/20/24	MSI	SGD	6,744	5,064,213	5,013,285	50,928	—
South African Rand,
Expiring 04/03/24	BARC	ZAR	2,030	106,023	107,131	—	(1,108)
Expiring 04/03/24	BNP	ZAR	7,240	378,537	382,085	—	(3,548)
Expiring 04/03/24	BOA	ZAR	1,350	71,083	71,245	—	(162)
Expiring 04/03/24	DB	ZAR	4,130	220,810	217,957	2,853	—
Expiring 04/03/24	DB	ZAR	1,990	106,446	105,021	1,425	—
Expiring 04/03/24	GSI	ZAR	14,480	763,411	764,168	—	(757)
Expiring 04/03/24	GSI	ZAR	7,280	381,521	384,195	—	(2,674)
Expiring 04/03/24	GSI	ZAR	4,610	242,881	243,289	—	(408)
Expiring 04/03/24	GSI	ZAR	3,590	192,111	189,459	2,652	—
Expiring 04/03/24	GSI	ZAR	1,350	71,084	71,245	—	(161)
Expiring 04/03/24	RBC	ZAR	2,340	122,669	123,491	—	(822)
Expiring 05/08/24	BARC	ZAR	3,990	208,631	209,984	—	(1,353)
Expiring 05/08/24	MSI	ZAR	10,000	527,454	526,276	1,178	—
South Korean Won,
Expiring 04/03/24	BARC	KRW	566,670	428,063	420,122	7,941	—
Expiring 04/03/24	BNP	KRW	1,006,010	768,919	745,843	23,076	—
Expiring 04/03/24	BOA	KRW	849,090	644,226	629,505	14,721	—
Expiring 04/03/24	CITI	KRW	3,352,118	2,521,110	2,485,220	35,890	—
Expiring 04/03/24	CITI	KRW	2,104,487	1,558,302	1,560,241	—	(1,939)
A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/03/24	CITI	KRW	849,090	$646,532	$629,505	$17,027	$—
Expiring 04/03/24	CITI	KRW	566,960	431,312	420,337	10,975	—
Expiring 04/03/24	CITI	KRW	566,060	430,857	419,670	11,187	—
Expiring 04/03/24	CITI	KRW	559,210	426,780	414,591	12,189	—
Expiring 04/03/24	CITI	KRW	234,540	174,873	173,885	988	—
Expiring 04/03/24	JPM	KRW	566,070	431,127	419,677	11,450	—
Expiring 04/03/24	JPM	KRW	193,650	147,021	143,570	3,451	—
Expiring 04/03/24	MSI	KRW	198,640	151,512	147,270	4,242	—
Expiring 05/08/24	CITI	KRW	3,352,118	2,486,513	2,489,314	—	(2,801)
Expiring 06/20/24	CITI	KRW	4,848,907	3,699,705	3,608,721	90,984	—
Expiring 06/20/24	HSBC	KRW	4,658,448	3,481,000	3,466,974	14,026	—
Expiring 06/20/24	MSI	KRW	2,433,645	1,822,000	1,811,201	10,799	—
Swedish Krona,
Expiring 04/03/24	BARC	SEK	31,667	3,063,361	2,959,134	104,227	—
Expiring 04/03/24	BARC	SEK	4,595	444,505	429,381	15,124	—
Expiring 04/03/24	BARC	SEK	2,220	210,413	207,449	2,964	—
Expiring 04/03/24	BNP	SEK	6,650	636,106	621,411	14,695	—
Expiring 04/03/24	DB	SEK	3,280	317,590	306,501	11,089	—
Expiring 04/03/24	GSI	SEK	4,360	428,640	407,421	21,219	—
Expiring 04/03/24	GSI	SEK	1,630	159,450	152,316	7,134	—
Expiring 04/03/24	JPM	SEK	19,710	1,898,945	1,841,807	57,138	—
Expiring 04/03/24	JPM	SEK	6,550	635,237	612,068	23,169	—
Expiring 04/03/24	JPM	SEK	4,370	427,771	408,356	19,415	—
Expiring 04/03/24	JPM	SEK	4,370	428,408	408,356	20,052	—
Expiring 04/03/24	JPM	SEK	1,230	120,904	114,938	5,966	—
Expiring 04/03/24	JPM	SEK	550	53,113	51,395	1,718	—
Expiring 04/03/24	MSI	SEK	1,110	105,457	103,724	1,733	—
Expiring 04/03/24	SG	SEK	4,370	427,007	408,356	18,651	—
Expiring 05/08/24	BNP	SEK	1,120	105,715	104,805	910	—
Expiring 05/08/24	BNP	SEK	1,120	105,794	104,806	988	—
Expiring 05/08/24	CITI	SEK	2,450	229,462	229,262	200	—
Expiring 05/08/24	JPM	SEK	4,490	425,999	420,157	5,842	—
Expiring 05/08/24	TD	SEK	4,595	434,268	429,983	4,285	—
Expiring 05/08/24	TD	SEK	2,137	201,965	199,972	1,993	—
Swiss Franc,
Expiring 04/03/24	BNP	CHF	1,145	1,272,518	1,270,450	2,068	—
Expiring 04/03/24	BNP	CHF	750	858,048	832,172	25,876	—
Expiring 04/03/24	BNP	CHF	553	626,794	613,060	13,734	—
Expiring 04/03/24	BNP	CHF	45	50,846	49,930	916	—
Expiring 04/03/24	BNP	CHF	12	14,136	13,843	293	—
Expiring 04/03/24	GSI	CHF	1,125	1,286,404	1,248,258	38,146	—
Expiring 04/03/24	GSI	CHF	45	51,134	49,930	1,204	—
Expiring 04/03/24	JPM	CHF	1,125	1,289,805	1,248,258	41,547	—
Expiring 04/03/24	JPM	CHF	750	859,461	832,172	27,289	—
Expiring 04/03/24	JPM	CHF	375	428,225	416,086	12,139	—
Expiring 04/03/24	JPM	CHF	95	107,998	105,408	2,590	—
Expiring 04/03/24	MSI	CHF	95	107,317	105,408	1,909	—
Expiring 04/03/24	SSB	CHF	45	50,877	49,930	947	—
Expiring 04/03/24	TD	CHF	45	50,884	49,930	954	—
Expiring 04/03/24	UAG	CHF	3,212	3,662,264	3,563,915	98,349	—
Expiring 04/03/24	UAG	CHF	1,154	1,315,770	1,280,435	35,335	—
Expiring 04/03/24	UAG	CHF	565	631,444	626,903	4,541	—
Expiring 05/08/24	BARC	CHF	1,312	1,453,585	1,461,301	—	(7,716)
Expiring 05/08/24	BARC	CHF	1,154	1,278,534	1,285,321	—	(6,787)
Expiring 05/08/24	BNP	CHF	770	857,104	857,623	—	(519)
A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/08/24	BNP	CHF	95	$105,424	$105,810	$—	$(386)
Expiring 05/08/24	GSI	CHF	575	640,831	640,433	398	—
Expiring 05/08/24	GSI	CHF	95	105,876	105,810	66	—
Expiring 05/08/24	MSI	CHF	190	210,641	211,621	—	(980)
Expiring 05/08/24	MSI	CHF	95	105,875	105,810	65	—
Expiring 05/08/24	MSI	CHF	95	105,367	105,810	—	(443)
Expiring 05/08/24	MSI	CHF	95	105,255	105,810	—	(555)
Thai Baht,
Expiring 04/03/24	BARC	THB	32,287	898,084	885,347	12,737	—
Expiring 04/03/24	BARC	THB	31,150	866,457	854,168	12,289	—
Expiring 04/03/24	GSI	THB	1,400	39,015	38,390	625	—
Expiring 04/03/24	UAG	THB	3,790	106,074	103,926	2,148	—
Expiring 05/08/24	BARC	THB	28,717	792,499	789,642	2,857	—
Expiring 05/08/24	BARC	THB	17,220	475,218	473,505	1,713	—
Expiring 05/08/24	GSI	THB	4,140	113,968	113,839	129	—
Expiring 06/20/24	GSI	THB	125,280	3,483,000	3,457,216	25,784	—
Expiring 06/20/24	JPM	THB	84,923	2,392,000	2,343,532	48,468	—
Expiring 06/20/24	MSI	THB	252,967	7,127,327	6,980,844	146,483	—
				$862,776,041	$855,442,973	7,883,642	(550,574)
						$8,325,812	$(4,606,498)
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/24	Buy	PLN	3,302	EUR	761	$4,750	$—	BOA
04/19/24	Buy	PLN	3,616	EUR	843	—	(5,178)	SSB
04/19/24	Buy	PLN	16,568	EUR	3,797	47,210	—	BOA
						$51,960	$(5,178)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt	12/20/28	1.000%(Q)	500	5.297%	$(80,841)	$(319)	$(80,522)	GSI
Dominican Republic	12/20/28	1.000%(Q)	500	1.479%	(9,878)	(319)	(9,559)	GSI
Emirate of Abu Dhabi	12/20/28	1.000%(Q)	500	0.338%	14,381	(319)	14,700	GSI
Federal Republic of Nigeria	12/20/28	1.000%(Q)	500	4.769%	(72,298)	(319)	(71,979)	GSI
Federation of Malaysia	12/20/28	1.000%(Q)	750	0.387%	19,910	(478)	20,388	GSI
Federative Republic of Brazil	12/20/28	1.000%(Q)	2,250	1.246%	(22,551)	(1,434)	(21,117)	GSI
Kingdom of Bahrain	12/20/28	1.000%(Q)	500	1.795%	(16,310)	(319)	(15,991)	GSI
Kingdom of Morocco	12/20/28	1.000%(Q)	500	0.886%	2,587	(319)	2,906	GSI
Kingdom of Saudi Arabia	12/20/28	1.000%(Q)	1,000	0.478%	22,664	(637)	23,301	GSI
People’s Republic of China	12/20/28	1.000%(Q)	2,250	0.668%	32,396	(1,434)	33,830	GSI
A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina	12/20/28	1.000%(Q)	500	26.204%	$(291,206)	$(319)	$(290,887)	GSI
Republic of Chile	12/20/28	1.000%(Q)	1,750	0.494%	38,468	(1,116)	39,584	GSI
Republic of Colombia	12/20/28	1.000%(Q)	1,500	1.555%	(34,400)	(956)	(33,444)	GSI
Republic of Indonesia	12/20/28	1.000%(Q)	2,250	0.670%	32,271	(1,434)	33,705	GSI
Republic of Panama	12/20/28	1.000%(Q)	500	1.670%	(13,828)	(319)	(13,509)	GSI
Republic of Peru	12/20/28	1.000%(Q)	750	0.601%	13,034	(478)	13,512	GSI
Republic of Philippines	12/20/28	1.000%(Q)	750	0.575%	13,844	(478)	14,322	GSI
Republic of South Africa	12/20/28	1.000%(Q)	2,250	2.407%	(129,021)	(1,434)	(127,587)	GSI
Republic of Turkey	12/20/28	1.000%(Q)	2,250	2.850%	(167,813)	(1,434)	(166,379)	GSI
State of Qatar	12/20/28	1.000%(Q)	500	0.347%	14,190	(319)	14,509	GSI
Sultanate of Oman	12/20/28	1.000%(Q)	500	0.966%	889	(319)	1,208	GSI
United Mexican States	12/20/28	1.000%(Q)	2,250	0.835%	16,532	(1,434)	17,966	GSI
					$(616,980)	$(15,937)	$(601,043)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.40.V1	12/20/28	1.000%(Q)	25,000	$598,416	$(7,968)	$606,384	GSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$20,903	$42,627	$(21,724)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	(5,375)	9,710	(15,085)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(24,537)	(19,654)	(4,883)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		1,600	91,749	147,681	(55,932)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		1,200	68,811	108,396	(39,585)	MSI
					$151,551	$288,760	$(137,209)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)		2,480	0.171%	$5,559	$265	$5,294	GSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		440	0.101%	1,056	834	222	BNP
Republic of Estonia	12/20/26	1.000%(Q)		250	0.374%	4,110	1,289	2,821	JPM
Republic of Poland	06/20/24	1.000%(Q)		585	0.212%	1,255	100	1,155	BNP
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR	815	0.047%	485	(280)	765	BNP
A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	5,000	0.084%	$6,970	$(8,503)	$15,473	BNP
						$19,435	$(6,295)	$25,730

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,634	3.116%	$89,652	$122,982	$33,330
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	6,700	3.289%	467,402	494,115	26,713
					$557,054	$617,097	$60,043
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
EUR	625	01/15/29	2.012%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$1,853	$1,853

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Inflation swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	3,282	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$42,645	$—	$42,645	MSI
EUR	3,260	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	42,710	—	42,710	MSI
EUR	3,260	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(60,614)	—	(60,614)	MSI
EUR	3,282	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(66,322)	—	(66,322)	MSI
	3,120	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	13,200	—	13,200	JPM
	928	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	4,357	—	4,357	CITI
	3,120	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(20,453)	—	(20,453)	JPM
	928	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(7,619)	—	(7,619)	CITI
					$(52,096)	$—	$(52,096)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,010	03/20/27	3.940%(Q)	3 Month BBSW(1)(Q)/ 4.344%	$(103)	$(4,048)	$(3,945)
AUD	815	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 4.499%	(22,116)	(28,321)	(6,205)
AUD	1,371	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.344%	(1,298)	559	1,857
AUD	871	09/18/29	3.969%(S)	6 Month BBSW(2)(S)/ 4.499%	(1,048)	536	1,584
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.499%	138,833	(112,200)	(251,033)
AUD	805	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.499%	(64,714)	(62,447)	2,267
AUD	438	09/18/34	4.250%(S)	6 Month BBSW(2)(S)/ 4.499%	(1,055)	643	1,698
AUD	1,051	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.499%	(1,187)	934	2,121
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.499%	(17,513)	(17,292)	221
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 4.499%	(52,283)	(78,760)	(26,477)
BRL	1,224	01/02/29	10.247%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(2,933)	(2,933)
BRL	1,154	01/02/29	10.265%(T)	1 Day BROIS(2)(T)/ 0.040%	—	3,078	3,078
CAD	3,505	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.295%	90,137	(137,326)	(227,463)
CAD	1,224	09/16/29	3.000%(S)	1 Day CORRA(1)(S)/ 5.050%	2,559	771	(1,788)
CAD	1,612	09/18/29	3.313%(S)	1 Day CORRA(1)(S)/ 5.050%	5,465	1,921	(3,544)
CAD	805	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 5.050%	(3,799)	(1,527)	2,272
CAD	600	03/20/34	3.560%(S)	1 Day CORRA(1)(S)/ 5.050%	(114)	(3,189)	(3,075)
CAD	382	09/18/34	3.344%(S)	1 Day CORRA(1)(S)/ 5.050%	2,575	1,151	(1,424)
CAD	900	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 5.050%	(2,301)	(996)	1,305
CAD	575	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.295%	48,336	(65,208)	(113,544)
CAD	145	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 5.050%	(130)	(783)	(653)
CAD	2,020	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.295%	208,219	(260,222)	(468,441)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.464%	—	(176,676)	(176,676)
CHF	680	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 1.464%	—	7,904	7,904
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 7.250%	—	(10,936)	(10,936)
CLP	800,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(3,025)	(3,025)
CLP	339,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(10,989)	(10,989)
CLP	693,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(21,588)	(21,588)
CLP	267,243	06/21/34	5.106%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	704	704
A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	40,450	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	$10,337	$22,458	$12,121
CNH	109,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	(238)	174,852	175,090
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	234,269	234,269
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	26,367	26,367
CNH	35,760	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	94,603	107,954	13,351
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	30,270	30,270
CNH	136,479	06/20/29	2.130%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	6,463	11,089	4,626
CNH	9,532	06/20/29	2.286%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	4,397	10,364	5,967
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 11.39%	—	(24,294)	(24,294)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 5.230%	—	(41,107)	(41,107)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.927%	(26,936)	(57,346)	(30,410)
EUR	34,170	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(1,469,872)	(1,469,872)
EUR	18,860	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(846,648)	(846,648)
EUR	827	06/17/29	2.438%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(38)	2,650	2,688
EUR	534	09/18/29	2.531%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(1,041)	390	1,431
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	99,030	99,030
EUR	750	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.899%	—	(8,568)	(8,568)
EUR	2,501	03/21/34	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(1,538)	(25,278)	(23,740)
EUR	252	09/18/34	2.563%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(416)	1,005	1,421
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	(94,796)	(94,796)
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	148,864	148,864
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(155,717)	(155,717)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	349,275	349,275
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(366,159)	(366,159)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(431,715)	(431,715)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	115,450	115,450
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(122,523)	(122,523)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.851%	1,426	(93,437)	(94,863)
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	(850)	92,763	93,613
EUR	1,000	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(251,945)	(255,645)	(3,700)
EUR	400	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(554)	(9,691)	(9,137)
EUR	880	03/16/54	2.090%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(3,236)	(13,231)	(9,995)
GBP	1,630	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.191%	(62,663)	(158,890)	(96,227)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	(64,763)	229,656	294,419
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	(79,241)	742,166	821,407
GBP	145	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.191%	6,877	22,514	15,637
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.191%	336,565	1,012,349	675,784
GBP	4,685	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.191%	722,360	836,521	114,161
GBP	1,395	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 5.191%	(217,447)	(278,523)	(61,076)
GBP	749	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 5.191%	154	(3,411)	(3,565)
GBP	944	06/19/29	3.813%(A)	1 Day SONIA(1)(A)/ 5.191%	2	(5,011)	(5,013)
GBP	4,145	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 5.191%	(770,339)	(922,231)	(151,892)
GBP	6,335	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	(488,139)	1,518,722	2,006,861
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	(13,825)	143,841	157,666
GBP	3,585	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 5.191%	(768,826)	(1,021,151)	(252,325)
GBP	2,360	03/21/34	3.780%(A)	1 Day SONIA(2)(A)/ 5.191%	10,549	33,919	23,370
GBP	250	05/08/34	1.200%(A)	1 Day SONIA(2)(A)/ 5.191%	(69,401)	(75,583)	(6,182)
GBP	221	06/19/34	3.719%(A)	1 Day SONIA(1)(A)/ 5.191%	44	(2,285)	(2,329)
GBP	569	06/20/34	3.531%(A)	1 Day SONIA(2)(A)/ 5.191%	(403)	805	1,208
GBP	3,285	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 5.191%	1,030,864	1,209,255	178,391
GBP	3,600	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.191%	(1,044,629)	(1,390,859)	(346,230)
GBP	1,680	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 5.191%	232,129	(731,166)	(963,295)
GBP	1,280	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.191%	127,544	579,578	452,034
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.191%	420,545	517,977	97,432
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.191%	213,963	(2,900,598)	(3,114,561)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 5.191%	385,636	481,114	95,478
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 7.580%	—	(41,267)	(41,267)
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.350%	—	(70,926)	(70,926)
JPY	280,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(1,005)	(1,045)	(40)
A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,100,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.074%	$—	$2,507	$2,507
JPY	349,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	4,909	(20,071)	(24,980)
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	6,452	(126,585)	(133,037)
JPY	237,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.074%	—	(10,510)	(10,510)
JPY	320,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(67,629)	(64,309)	3,320
JPY	117,055	09/16/29	0.719%(A)	1 Day TONAR(2)(A)/ 0.074%	(383)	180	563
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.074%	59,416	48,615	(10,801)
JPY	930,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.074%	12,638	(290,995)	(303,633)
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.074%	(188,414)	(202,626)	(14,212)
JPY	36,070	06/19/34	1.094%(A)	1 Day TONAR(2)(A)/ 0.074%	(24)	5,044	5,068
JPY	80,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.074%	(44,613)	(39,290)	5,323
JPY	81,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ 0.074%	(50,060)	(57,944)	(7,884)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.074%	(108,653)	(99,134)	9,519
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.074%	20,178	(552,494)	(572,672)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ 0.074%	—	(54,161)	(54,161)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.074%	40,571	(429,557)	(470,128)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	(41,976)	(65,279)	(23,303)
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	46,016	(578,671)	(624,687)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.074%	—	(57,574)	(57,574)
JPY	45,300	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.074%	—	24,071	24,071
KRW	1,837,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(3,503)	(3,503)
KRW	1,138,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	2,153	2,153
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(1,165)	(1,165)
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(437,545)	(437,545)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	(11,896)	(4,191)	7,705
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	2,911	2,911
MXN	3,816	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(6,332)	(6,332)
MXN	3,684	12/13/28	8.900%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(112)	(112)
MXN	6,773	06/13/29	8.485%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(3,378)	(3,378)
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	7,844	7,844
MXN	2,099	12/07/33	9.730%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	8,087	8,087
MXN	2,252	03/08/34	8.325%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(4,048)	(4,048)
MXN	2,684	06/07/34	8.495%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(1,859)	(1,859)
MXN	2,765	06/07/34	8.516%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(1,689)	(1,689)
NOK	9,578	03/18/29	3.938%(A)	6 Month NIBOR(1)(S)/ 4.870%	260	(9,069)	(9,329)
NOK	43,209	03/20/29	3.780%(A)	6 Month NIBOR(2)(S)/ 4.870%	11,037	(23,708)	(34,745)
NOK	6,101	09/18/29	3.563%(A)	6 Month NIBOR(2)(S)/ 4.870%	(1,068)	(4,807)	(3,739)
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.870%	—	(27,955)	(27,955)
NOK	4,700	03/20/34	3.910%(A)	6 Month NIBOR(2)(S)/ 4.870%	437	6,554	6,117
NOK	3,024	06/19/34	3.688%(A)	6 Month NIBOR(1)(S)/ 4.870%	501	(10)	(511)
NZD	2,009	06/19/29	4.563%(S)	3 Month BBR(2)(Q)/ 5.635%	(14,895)	(17,934)	(3,039)
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.635%	—	(74,786)	(74,786)
NZD	1,142	12/20/33	4.625%(S)	3 Month BBR(2)(Q)/ 5.635%	(1,606)	5,337	6,943
NZD	3,836	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 5.635%	(5,464)	(13,273)	(7,809)
NZD	478	06/19/34	4.656%(S)	3 Month BBR(2)(Q)/ 5.635%	(1,412)	7,294	8,706
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.860%	—	(34,455)	(34,455)
SEK	42,083	03/20/29	2.660%(A)	3 Month STIBOR(1)(Q)/ 4.025%	(15,775)	15,181	30,956
SEK	9,273	06/18/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 4.025%	(206)	770	976
SEK	6,137	06/19/29	2.469%(A)	3 Month STIBOR(2)(Q)/ 4.025%	(5,198)	(4,790)	408
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 4.025%	—	(101,725)	(101,725)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.685%	(3,775)	(112,139)	(108,364)
A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.491%	$—	$(75,723)	$(75,723)
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.620%	—	23,944	23,944
	36,490	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(10,893)	(10,893)
	73,405	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(94,979)	(94,979)
	248,560	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(75,901)	(75,901)
	35,230	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.340%	—	43,323	43,323
	24,592	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(37,392)	(37,392)
	31,376	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	3,612	3,612
	71,142	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(6,342)	(6,342)
	88,635	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	356,875	356,875
	16,320	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	3,019	(62,209)	(65,228)
	6,390	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(24,358)	(24,358)
	1,330	03/20/27	4.250%(A)	1 Day SOFR(2)(A)/ 5.340%	(549)	(867)	(318)
	3,453	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.340%	—	477,829	477,829
	4,670	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.340%	—	37,997	37,997
	3,480	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(34,158)	(34,158)
	3,650	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(13,698)	(13,698)
	909	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 5.340%	(1,298)	(2,872)	(1,574)
	1,213	09/18/29	3.906%(A)	1 Day SOFR(1)(A)/ 5.340%	(150)	(5,153)	(5,003)
	292	09/18/34	3.813%(A)	1 Day SOFR(1)(A)/ 5.340%	789	(1,483)	(2,272)
	4,710	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(78,126)	(78,126)
	1,226	03/16/54	3.340%(A)	1 Day SOFR(2)(A)/ 5.340%	(1,470)	7,859	9,329
					$(294,843)	$(6,817,611)	$(6,522,768)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	$6,451	$—	$6,451	MSI
CNH	2,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	6,165	—	6,165	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	(39,286)	(69)	(39,217)	HSBC
MYR	2,185	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	3,415	(2)	3,417	MSI
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	(2,498)	(6)	(2,492)	GSI
					$(25,753)	$(77)	$(25,676)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(28,956)	$(107,578)	$—	$(107,578)
A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Total return swap agreements outstanding at March 31, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS -22bps(T)/ 5.110%	JPM	06/07/24	8,225	$45,214	$—	$45,214
					$(62,364)	$—	$(62,364)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A71